As filed with the Securities and Exchange Commission on January 29, 2010

1933 Act Registration No. 002-84012

1940 Act Registration No. 811-03752

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 77	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 78	☒

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Daniel O. Hirsch

Ropes & Gray LLP

One Metro Center

700 12th Street, NW, Suite 900

Washington, DC 20005-3948

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on April 1, 2010 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

2-21	SUMMARY OF THE FUNDS

Managers AMG Essex Large Cap Growth Fund

Managers Special Equity Fund

Managers International Equity Fund

Managers Emerging Markets Equity Fund

Managers Bond Fund

Managers Global Bond Fund

Managers Money Market Fund

22-33	ADDITIONAL INFORMATION ABOUT THE FUNDS

Managers AMG Essex Large Cap Growth Fund

Managers Special Equity Fund

Managers International Equity Fund

Managers Emerging Markets Equity Fund

Managers Bond Fund

Managers Global Bond Fund

Managers Money Market Fund

Summary of the Funds’ Principal Risks

Other Important Information about the Funds and their Investment Strategies and Risks

Fund Management

33-40	SHAREHOLDER GUIDE

Your Account

Investing Through an Intermediary

Transaction Policies

How to Buy or Sell Shares

Investor Services

Certain Federal Income Tax Information

41-44	FINANCIAL HIGHLIGHTS

Managers AMG Essex Large Cap Growth Fund

Managers Special Equity Fund

Managers International Equity Fund

Managers Emerging Markets Equity Fund

Managers Bond Fund

Managers Global Bond Fund

Managers Money Market Fund

45	HOW TO CONTACT US

Managers Investment Group	1

SUMMARY OF THE FUNDS

Managers AMG Essex Large Cap Growth Fund

TICKER:	MGCAX

Investment Objective

The Fund’s investment objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities. Income is the Fund’s secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

[To be updated by amendment]

Management Fee	[	]
Distribution and Service (12b-1) Fees	[	]
Other Expenses	[	]
Acquired Fund Fees and Expenses	[	]
Total Annual Fund Operating Expenses[2]	[	]
Fee Waiver and Reimbursements[1]	[	]
Net Annual Fund Operating Expenses[2]	[	]

[1]

Managers Investment Group LLC (the “Investment Manager” or “ Managers”) has contractually agreed, until at least April 1, 2011, to waive management fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.29% of the average daily net assets of the Fund, subject to later reimbursement by the Fund in certain circumstances, provided that the amount of management fees waived will not exceed 0.25% of the Fund’s average net assets. Because the Investment Manager’s obligation to waive management fees is limited to 0.25% of the Fund’s average net assets, it is possible that the Fund’s Net Annual Fund Operating Expenses could exceed the Net Annual Fund Operating Expenses listed above in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

[2]

The Total and Net Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

[To be updated by amendment]

1 Year	3 Years	5 Years	10 Years
[			]

The Example reflects the impact of the Fund’s contractual expense limitation through April 1, 2011.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ] % of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in securities of large-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy. Additionally, the Fund normally invests primarily in common and preferred stocks of U.S. companies. The term “large-capitalization” companies refers to companies with capitalizations that at the time of purchase have a market capitalization equal to or greater than the top 80% of companies that comprise the Russell 1000® Growth Index. As of December 31, 2009, the lowest capitalization in this group was approximately $[    ] billion.

Principal Risks

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Sector Risk—companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

2	Managers Investment Group

SUMMARY OF THE FUNDS

Performance

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 1.800.835.3879.

Calendar Year Total Returns as of 12/31/09

Best Quarter: [            ]

Worst Quarter: [–25.80% (1st Quarter 2001)]

Average Annual Total Returns1 as of 12/31/09

[To be updated by amendment]

Managers AMG Essex Large Cap Growth fund	1 Year	5 Years	10 Years
Return Before Taxes	[		]
Return After Taxes on Distributions	[		]
Return After Taxes on Distributions and Sale of Fund Shares	[		]
Russell 1000® Growth index (reflects no deduction for fees, expenses, or taxes)	[		]

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Portfolio Management

Investment Manager

Managers Investment Group LLC

Subadvisor

Essex Investment Management Company, LLC (“Essex”)

Portfolio Manager

David M. Goss, CFA

Senior Principal & Portfolio Manager, Essex; Portfolio Manager of the Fund since 04/05.

Buying and Selling Fund Shares

Initial Investment Minimum

Regular Account: $2,000

Individual Retirement Account: $1,000

Additional Investment Minimum

All accounts: $100

To Place Orders

Mail:

Managers

c/o PNC Global Investment

Servicing (U.S.) Inc.

P.O. Box 9769

Providence, RI 02940-9769

Phone: 1.800.548.4539

Transaction Policies

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

You may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any time. When you buy or sell Fund shares, the price is the NAV (net asset value) per share that is calculated after we receive your order in proper form. The Fund’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

You may sell your shares of the Fund any time, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail, by phone, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	3

SUMMARY OF THE FUNDS

Managers Special Equity Fund

TICKERS:	MANAGERS CLASS: MGSEX
INSTITUTIONAL CLASS: MSEIX

Investment Objective

The Fund’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities of small- and medium-sized companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

[To be updated by amendment]

	Managers Class	Institutional Class
Management Fee	[ ]	[ ]
Distribution and Service (12b-1) Fees	[ ]	[ ]
Other Expenses	[ ]	[ ]
Acquired Fund Fees and Expenses	[ ]	[ ]
Total Annual Fund Operating Expenses[1]	[ ]	[ ]

[1]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflects only the operating expenses of the Fund and does not include fees and expenses of any acquired fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

[To be updated by amendment]

	1 Year	3 Years	5 Years	10 Years
Managers Class	[			]
Institutional Class	[			]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally, common and preferred stocks). The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy. Although the Fund focuses its investments in securities of small- and medium-capitalization companies pursuant to its investment objective, the Fund has historically invested substantially all of its assets in the securities of U.S. small-capitalization companies.

Typically, the Fund invests in companies with capitalizations that are within the range of capitalizations of companies in the Russell 2000® Growth Index. As of December 31, 2009, the range of market capitalizations for the Russell 2000® Growth Index was $[    ] million to $[    ] billion. The Fund may purchase securities, or retain securities that it already has purchased, even if the securities are outside the Fund’s typical capitalization range.

Principal Risks

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk—particular investments may be difficult to sell at the best price.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

4	Managers Investment Group

SUMMARY OF THE FUNDS

Performance

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information also reflects the impact of the Fund’s previous contractual expense limitation, if any. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. The performance chart reflects Managers Class shares. To obtain updated performance information for Managers Class shares and Institutional Class shares, please visit www.managersinvest.com or call 1.800.835.3879.

As of May 20, 2009, the Fund’s benchmark was changed to the Russell 2000® Growth Index to reflect the Fund’s change to a growth-oriented approach to investing.

Calendar Year Total Returns as of 12/31/09 — Managers Class

Best Quarter: [            ]

Worst Quarter: [–27.92% (4th Quarter 2008)]

Average Annual Total Returns1 as of 12/31/09

[To be updated by amendment]

Managers Special Equity Fund	1 Year	5 Years	10 Years
Managers Class—Return Before Taxes	[		]
Managers Class—Return After Taxes on Distributions	[		]
Managers Class—Return After Taxes on Distributions and Sale of Fund Shares	[		]
Institutional Class—Return Before Taxes	[		2]
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	[		]
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	[		]

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Managers Class shares of the Fund. After-tax returns for Institutional Class shares will vary.

[2]	Since inception of the Fund’s Institutional Class shares on May 3, 2004.

Portfolio Management

Investment Manager

Managers Investment Group LLC (“MIG”)

Subadvisors

Federated MDTA LLC (“MDT”)

Lord, Abbett & Co. LLC (“Lord Abbett”)

Ranger Investment Management, L.P. (“Ranger”)

Smith Asset Management Group L.P. (“Smith Group”)

Portfolio Managers

MDT

Daniel Mahr, CFA, Lead Portfolio Manager, MDT;

Lead Portfolio Manager of the Fund since 09/08.

Frederick L. Konopka, CFA, Portfolio Manager, MDT;

Portfolio Manager of the Fund since 09/08.

Brian M. Greenberg, Portfolio Manager, MDT;

Portfolio Manager of the Fund since 09/08.

Douglas K. Thunen, Portfolio Manager, MDT;

Portfolio Manager of the Fund since 09/08.

Lord Abbett

F. Thomas O’Halloran, Partner & Portfolio Manager, Lord Abbett;

Portfolio Manager of the Fund since 12/07.

Ranger

W. Conrad Doenges, Portfolio Manager, Ranger;

Portfolio Manager of the Fund since 09/04.

Smith Group

Stephen S. Smith, Chief Executive Officer, Chief Investment Officer

& Portfolio Manager, Smith Group;

Portfolio Manager of the Fund since 05/06.

John D. Brim, Portfolio Manager, Smith Group;

Portfolio Manager of the Fund since 05/06.

Royce W. Medlin, Portfolio Manager, Smith Group;

Portfolio Manager of the Fund since 05/06.

Eivind Olsen, CFA, Portfolio Manager, Smith Group;

Portfolio Manager of the Fund since 05/08.

Managers Investment Group	5

SUMMARY OF THE FUNDS

Buying and Selling Fund Shares

Initial Investment Minimum

Managers Class

Regular Account: $2,000

Individual Retirement Account: $1,000

Institutional Class

Regular Account: $2,500,000

Individual Retirement Account: $2,500,000

Additional Investment Minimum

Managers Class

All Accounts: $100

Institutional Class

All Accounts: $1,000

To Place Orders

Mail:

Managers

c/o PNC Global Investment

Servicing (U.S.) Inc.

P.O. Box 9769

Providence, RI 02940-9769

Phone: 1.800.548.4539

Transaction Policies

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

You may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any time. When you buy or sell Fund shares, the price is the NAV (net asset value) per share of each class that is calculated after we receive your order in proper form. The Fund’s NAV for each class is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

You may sell your shares of the Fund any time, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail, by phone, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

6	Managers Investment Group

SUMMARY OF THE FUNDS

Managers International Equity Fund

TICKER:	MGITX

Investment Objective

The Fund’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities of non-U.S. companies. Income is the Fund’s secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

[To be updated by amendment]

Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

[To be updated by amendment]

Management Fee	[	]
Distribution and Service (12b-1) Fees	[	]
Other Expenses	[	]
Acquired Fund Fees and Expenses	[	]
Total Annual Fund Operating Expenses[2]	[	]
Fee Waiver and Reimbursements[1]	[	]
Net Annual Fund Operating Expenses[2]	[	]

[1]

The Investment Manager has contractually agreed, until at least April 1, 2011, to waive management fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.48% of the average daily net assets of the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

[2]

The Total and Net Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

[To be updated by amendment]

1 Year	3 Years	5 Years	10 Years
[			]

The Example reflects the impact of the Fund’s contractual expense limitation through April 1, 2011.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks). The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy. Additionally, under normal circumstances, the Fund invests at least 65% of its total assets in common and preferred stocks of non-U.S. companies.

The Fund may invest in companies of any size. The Fund primarily invests in securities of issuers in developed countries, but may also invest in countries designated by the World Bank or the United Nations to be a developing country or an emerging market. Under normal circumstances, the Fund will invest in a minimum of three countries, including the United States.

Managers Investment Group	7

SUMMARY OF THE FUNDS

Principal Risks

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are some of the risks of investing in the Fund.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

Emerging Markets Risk—investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater volatility.

Foreign Securities Risk—securities of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk—particular investments may be difficult to sell at the best price.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Political Risk—changes in the political status of any country can have profound effects on the value of securities within that country.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Performance

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 1.800.835.3879.

Calendar Year Total Returns as of 12/31/09

Best Quarter: [18.12% (2nd Quarter 2003)]

Worst Quarter: [–23.19% (3rd Quarter 2008)]

Average Annual Total Returns1 as of 12/31/09

[To be updated by amendment]

Managers International Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	[		]
Return After Taxes on Distributions	[		]
Return After Taxes on Distributions and Sale of Fund Shares	[		]
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	[		]

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

8	Managers Investment Group

SUMMARY OF THE FUNDS

Portfolio Management

Investment Manager

Managers Investment Group LLC

Subadvisors

AllianceBernstein L.P. (“AllianceBernstein”)

Lazard Asset Management LLC (“Lazard”)

Martin Currie Inc. (“Martin Currie”)

Portfolio Managers

AllianceBernstein

Kevin F. Simms, Co-Chief Investment Officer of International Value Equities & Director of Research of Global Value Equities, Alliance Bernstein;

Portfolio Manager of the Fund since 03/02.

Sharon E. Fay, Executive Vice President & Chief Investment Officer of Global Value Equities, Alliance Bernstein;

Portfolio Manager of the Fund since 03/02.

Henry S. D’Auria, Chief Investment Officer of Emerging Markets Value Equities & Chief Investment Officer of International Value Equities, Alliance Bernstein;

Portfolio Manager of the Fund since 03/02.

Joseph Gerard Paul, Co-Chief Investment Officer of U.S. Large Cap Value Equities & North American Value Equities; Global Head of Diversified Value Services, AllianceBernstein;

Portfolio Manager of the Fund since 01/10.

Lazard

William E. Holzer, Managing Director & Portfolio Manager, Lazard;

Portfolio Manager of the Fund since 09/03.

Nicolas Bratt, Managing Director & Portfolio Manager, Lazard;

Portfolio Manager of the Fund since 09/03.

Irene T. Cheng, Managing Director & Portfolio Manager, Lazard;

Portfolio Manager of the Fund since 09/03.

Andrew Norris, Managing Director & Portfolio Manager, Lazard;

Portfolio Manager of the Fund since 09/03.

Steve Wreford, Director & Portfolio Manager, Lazard;

Portfolio Manager of the Fund since 01/10.

Martin Currie

James Fairweather, Head of Global Equities, Chief Investment Officer & Portfolio Manager, Martin Currie;

Lead Portfolio Manager of the Fund since 03/09.

Christine Montgomery, Director of Global Equities & Portfolio Manager, Martin Currie;

Portfolio Manager of the Fund since 01/10.

David Sheasby, Director of Global Equities & Portfolio Manager, Martin Currie;

Portfolio Manager of the Fund since 01/10.

Buying and Selling Fund Shares

Initial Investment Minimum

Regular Account: $2,000

Individual Retirement Account: $1,000

Additional Investment Minimum

All accounts: $100

To Place Orders

Mail:

Managers

c/o PNC Global Investment

Servicing (U.S.) Inc.

P.O. Box 9769

Providence, RI 02940-9769

Phone: 1.800.548.4539

Transaction Policies

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

You may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any time. When you buy or sell Fund shares, the price is the NAV (net asset value) per share that is calculated after we receive your order in proper form. The Fund’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

You may sell your shares of the Fund any time, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail, by phone, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account). A redemption fee of 2.00% of the amount redeemed may be applied to redemptions or exchanges occurring within 60 days of purchase.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	9

SUMMARY OF THE FUNDS

Managers Emerging Markets Equity Fund

TICKER:	MEMEX

Investment Objective

The Fund’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities of companies located in countries designated by the World Bank or the United Nations to be a developing country or emerging market.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

[To be updated by amendment]

Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

[To be updated by amendment]

Management Fee	[	]
Distribution and Service (12b-1) Fees	[	]
Other Expenses	[	]
Acquired Fund Fees and Expenses	[	]
Total Annual Fund Operating Expenses[2]	[	]
Fee Waiver and Reimbursements[1]	[	]
Net Annual Fund Operating Expenses[2]	[	]

[1]

The Investment Manager has contractually agreed, until at least April 1, 2011, to waive management fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.58% of the average daily net assets of the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

[2]

The Total and Net Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

[To be updated by amendment]

1 Year	3 Years	5 Years	10 Years
[			]

The Example reflects the impact of the Fund’s contractual expense limitation through April 1, 2011

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies located in emerging market countries. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy. For the purposes of this policy, “emerging market countries” mean countries designated by the World Bank or United Nations, to be an emerging market country. The Fund may invest in companies of any size. The Fund considers an issuer to be located in an emerging market country if the issuer maintains its principal place of business in an emerging market country, its securities are traded in an emerging market country, or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or securities performed in an emerging market country or it has at least 50% of its assets in an emerging market country.

10	Managers Investment Group

SUMMARY OF THE FUNDS

Principal Risks

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are some of the risks of investing in the Fund.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

Emerging Markets Risk—investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater volatility.

Foreign Securities Risk—securities of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk—particular investments may be difficult to sell at the best price.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Political Risk—changes in the political status of any country can have profound effects on the value of securities within that country.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Performance

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 1.800.835.3879.

Calendar Year Total Returns as of 12/31/09

Best Quarter: [            ]

Worst Quarter: [–29.94% (4th Quarter 2008)]

Average Annual Total Returns1 as of 12/31/09

[To be updated by amendment]

Managers Emerging Markets Equity Fund	1 Year	5 Years	10 Years
Return Before Taxes	[		]
Return After Taxes on Distributions	[		]
Return After Taxes on Distributions and Sale of Fund Shares	[		]
MSCI Emerging Markets Index with Gross Dividends (reflects no deduction for fees, expenses, or taxes)	[		]
MSCI Emerging Markets Index with Net Dividends After Deduction of Withholding Tax (reflects no deduction for fees or expenses)	[		]

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Managers Investment Group	11

SUMMARY OF THE FUNDS

Portfolio Management

Investment Manager

Managers Investment Group LLC

Subadvisors

Rexiter Capital Management Limited (“Rexiter”)

Schroder Investment Management North America Inc. (“Schroders”)

Portfolio Managers

Rexiter

Murray Davey

Chief Investment Officer, Managing Director – Global Emerging

Markets, Portfolio Manager, & Country Fund Manager, Rexiter;

Portfolio Manager of the Fund since 08/97.

Nicholas Payne, Country Fund Manager, Rexiter;

Portfolio Manager of the Fund since 09/99.

Schroders

Allan Conway, Head of Emerging Markets Equities, Schroders;

Portfolio Manager of the Fund since 03/09.

James Gotto, Portfolio Manager, Schroders;

Portfolio Manager of the Fund since 03/09.

Waj Hashmi, CFA, Portfolio Manager, Schroders; Portfolio Manager

of the Fund since 03/09.

Robert Davy, Portfolio Manager, Schroders; Portfolio Manager of

the Fund since 03/09.

Buying and Selling Fund Shares

Initial Investment Minimum

Regular Account: $2,000

Individual Retirement Account: $1,000

Additional Investment Minimum

All accounts: $100

To Place Orders

Mail:

Managers

c/o PNC Global Investment

Servicing (U.S.) Inc.

P.O. Box 9769

Providence, RI 02940-9769

Phone: 1.800.548.4539

Transaction Policies

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

You may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any time. When you buy or sell Fund shares, the price is the NAV (net asset value) per share that is calculated after we receive your order in proper form. The Fund’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

You may sell your shares of the Fund any time, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail, by phone, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account). A redemption fee of 2.00% of the amount redeemed may be applied to redemptions or exchanges occurring within 60 days of purchase.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

12	Managers Investment Group

SUMMARY OF THE FUNDS

Managers Bond Fund

TICKER:	MGFIX

Investment Objective

The Fund’s investment objective is to achieve a high level of current income from a diversified portfolio of fixed-income securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

[To be updated by amendment]

Management Fee	[	]
Distribution and Service (12b-1) Fees	[	]
Other Expenses	[	]
Acquired Fund Fees and Expenses	[	]
Total Annual Fund Operating Expenses[2]	[	]
Fee Waiver and Reimbursements[1]	[	]
Net Annual Fund Operating Expenses[2]	[	]

[1]

The Investment Manager has contractually agreed, until at least April 1, 2011, to waive management fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.99% of the average daily net assets of the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

[2]

The Total and Net Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

[To be updated by amendment]

1 Year	3 Years	5 Years	10 Years
[			]

The Example reflects the impact of the Fund’s contractual expense limitation through April 1, 2011.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities). The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy. Under normal market conditions, the Fund invests at least 65% of its total assets in investment grade corporate bonds, mortgage-related and other asset-backed securities and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) (or a similar rating from any nationally recognized statistical rating organization). The Fund may also invest in below investment grade bonds (those rated Ba1/BB+ or lower by Moody’s or S&P).

From time to time, the Fund may invest in unrated bonds, which are considered by the Subadvisor to be of comparable quality and creditworthiness as rated securities. Debt securities held by the Fund may have any remaining maturity. Occasionally, the Fund may purchase only the interest or principal component of a mortgage-related security. Up to 10% of the total assets of the Fund may be invested in non-U.S. dollar-denominated instruments.

The Investment Manager has selected Loomis as the Fund’s Subadvisor. Loomis applies fundamental investment research techniques when deciding which bonds to buy or sell. Typically, Loomis invests around three themes encompassing:

•	Generally seeking securities of issuers whose credit profiles it believes are improving.

•

Significant use of securities whose price changes may not have a direct correlation with changes in interest rates. Loomis believes positive returns can be generated by having a portion of the Fund’s assets invested in this type of security rather than primarily relying on interest rate changes to generate returns.

•

Analysis of different sectors of the economy and fixed income markets and differences in the yields (“spreads”) of various fixed income securities in an effort to find securities that Loomis believes may produce attractive returns for the Fund in comparison to their risk with a preference for discounted securities with a yield advantage to the market average.

Managers Investment Group	13

SUMMARY OF THE FUNDS

In deciding which securities to buy and sell, Loomis will consider, among other things, the financial strength of the issuer of the security, current spread/yield levels, Loomis’ expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments in conjunction with Loomis’ expectations concerning the potential return of those investments. Loomis may utilize futures contracts in order to adjust the Fund’s duration.

Loomis generally prefers securities that are protected against calls (early redemption by the issuer).

Principal Risks

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are some of the risks of investing in the Fund.

Credit Risk—issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds come due.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

Derivatives Risk—complexity and rapidly changing structure of the derivatives market may increase the possibility of market losses.

Foreign Securities Risk—securities of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk—fixed-coupon payments (cash flows) of debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk—particular investments may be difficult to sell at the best price.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Prepayment Risk—many bonds have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Performance

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 1.800.835.3879.

Calendar Year Total Returns as of 12/31/09

Best Quarter: [6.09% (2nd Quarter 2003)]

Worst Quarter: [–10.31% (3rd Quarter 2008)]

Average Annual Total Returns1 as of 12/31/09

[To be updated by amendment]

Managers Bond Fund	1 Year	5 Years	10 Years
Return Before Taxes	[		]
Return After Taxes on Distributions	[		]
Return After Taxes on Distributions and Sale of Fund Shares	[		]
Barclays Capital U.S. Govt./Credit Index (reflects no deduction for fees, expenses, or taxes)	[		]

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

14	Managers Investment Group

SUMMARY OF THE FUNDS

Portfolio Management

Investment Manager

Managers Investment Group LLC

Subadvisor

Loomis, Sayles & Company, L.P. (“Loomis”)

Portfolio Manager

Daniel J. Fuss, Executive Vice President & Vice Chairman, Loomis;

Portfolio Manager of the Fund since 1994.

Buying and Selling Fund Shares

Initial Investment Minimum

Regular Account: $2,000

Individual Retirement Account: $1,000

Additional Investment Minimum

All accounts: $100

To Place Orders

Mail:

Managers

c/o PNC Global Investment

Servicing (U.S.) Inc.

P.O. Box 9769

Providence, RI 02940-9769

Phone: 1.800.548.4539

Transaction Policies

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

You may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any time. When you buy or sell Fund shares, the price is the NAV (net asset value) per share that is calculated after we receive your order in proper form. The Fund’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

You may sell your shares of the Fund any time, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail, by phone, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	15

SUMMARY OF THE FUNDS

Managers Global Bond Fund

TICKER:	MGGBX

Investment Objective

The Fund’s investment objective is to achieve income and capital appreciation through a portfolio of foreign and domestic fixed-income securities.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

[To be updated by amendment]

Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

[To be updated by amendment]

Management Fee	[	]
Distribution and Service (12b-1) Fees	[	]
Other Expenses	[	]
Total Annual Fund Operating Expenses[2]	[	]
Fee Waiver and Reimbursements[1]	[	]
Net Annual Fund Operating Expenses[2]	[	]

[1]

The Investment Manager has contractually agreed, until at least April 1, 2011, to waive management fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.10% of the average daily net assets of the Fund, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

[2]

The Total and Net Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

[To be updated by amendment]

1 Year	3 Years	5 Years	10 Years
[			]

The Example reflects the impact of the Fund’s contractual expense limitation through April 1, 2011.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities). The Fund will provide shareholders at least 60 days’ prior written notice of any change in this policy. Under normal market conditions, the Fund invests at least 65% of its total assets in investment grade U.S. and foreign corporate bonds and in securities issued or guaranteed by the U.S. and foreign governments, their agencies or instrumentalities, and supranational organizations such as the World Bank. Investment grade securities are rated at least in the BBB/ Baa major rating category by S&P or Moody’s (or a similar rating from any nationally recognized statistical rating organization). Under normal conditions, the Fund will also invest at least 40% of its net assets, plus the amount of any borrowings for investment purposes, in investments of non-U.S. issuers.

The Fund considers an issuer to be a non-U.S. issuer if the issuer maintains its principal place of business outside the U.S., its securities are traded principally in a country or region outside the U.S., or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or securities performed in a country or region outside the U.S. or it has at least 50% of its assets in a country or region outside the U.S. From time to time, the Fund may invest in unrated bonds, which are considered by the Subadvisor to be of comparable quality and creditworthiness as rated securities. Debt securities held by the Fund may have any remaining maturity. The Fund may hold instruments denominated in any currency and may invest in companies in emerging markets. Under normal conditions, the Fund typically invests in at least seven countries, including the United States.

The Investment Manager has selected Loomis as the Fund’s Subadvisor. Loomis applies fundamental investment research techniques when deciding which bonds to buy or sell. Typically, Loomis:

•	Primarily selects investments with the goal of enhancing the Fund’s overall yield and total return and lowering volatility, relative to the benchmark.

16	Managers Investment Group

SUMMARY OF THE FUNDS

•	Uses credit analysis and internally developed investment techniques to evaluate numerous financial criteria relating to debt securities.

•	May utilize forward currency contracts in order to adjust the Fund’s exposure to foreign currencies.

•	May utilize futures contracts in order to adjust the Fund’s duration.

•	Sells a security if it believes the security is overvalued based on its credit, country, or currency.

Loomis does not manage the Fund to maintain a given average duration, thus giving the Fund the flexibility to invest in securities with any remaining maturity as market conditions change. At times, the Fund’s average duration may be longer than that of the Fund’s benchmark, the Barclays Capital Global Aggregate Index, so that the Fund is more sensitive to changes in interest rates than the benchmark. At other times the Fund’s average duration may be shorter than that of the benchmark, so that the Fund is less sensitive to changes in interest rates than the benchmark.

Principal Risks

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Below are some of the risks of investing in the Fund.

Credit Risk—issuer of bonds may not be able to meet interest or principal payments when the bonds come due.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

Derivatives Risk—complexity and rapidly changing structure of the derivatives market may increase the possibility of market losses.

Emerging Markets Risk—investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater volatility.

Foreign Securities Risk—securities of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Hedging Risk—there is no guarantee that hedging strategies will be successful.

Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk—fixed-coupon payments (cash flows) of debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk—particular investments may be difficult to sell at the best price.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Political Risk—changes in the political status of any country can have profound effects on the value of securities within that country.

Prepayment Risk—many bonds have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Performance

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 1.800.835.3879.

Calendar Year Total Returns as of 12/31/09

Best Quarter: [9.59% (2nd Quarter 2002)]

Worst Quarter: [–9.17% (3rd Quarter 2008)]

Average Annual Total Returns1 as of 12/31/09

[To be updated by amendment]

Managers Global Bond Fund	1 Year	5 Years	10 Years
Return Before Taxes	[		]
Return After Taxes on Distributions	[		]
Return After Taxes on Distributions and Sale of Fund Shares	[		]
Barclays Capital Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	[		]

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Managers Investment Group	17

SUMMARY OF THE FUNDS

Portfolio Management

Investment Manager

Managers Investment Group LLC

Subadvisor

Loomis, Sayles & Company, L.P. (“Loomis”)

Portfolio managers

Kenneth M. Buntrock, CFA, Vice President & Portfolio Manager, Loomis;

Portfolio Manager of the Fund since 03/02.

David W. Rolley, CFA, Vice President & Portfolio Manager, Loomis;

Portfolio Manager of the Fund since 03/02.

Lynda Schweitzer, CFA, Vice President & Portfolio Manager, Loomis;

Portfolio Manager of the Fund since 01/07.

Buying and Selling Fund Shares

Initial Investment Minimum

Regular Account: $2,000

Individual Retirement Account: $1,000

Additional Investment Minimum

All accounts: $100

To Place orders

Mail:

Managers

c/o PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 9769

Providence, RI 02940-9769

Phone: 1.800.548.4539

Transaction Policies

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

You may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any time. When you buy or sell Fund shares, the price is the NAV (net asset value) per share that is calculated after we receive your order in proper form. The Fund’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

You may sell your shares of the Fund any time, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail, by phone, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account). A redemption fee of 1.00% of the amount redeemed may be applied to redemptions or exchanges occurring within 60 days of purchase.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

18	Managers Investment Group

SUMMARY OF THE FUNDS

Managers Money Market Fund

TICKER:	MGMXX

Investment Objective

The Fund’s investment objective is to maximize current income and maintain a high level of liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)1

[To be updated by amendment]

Management Fee[2]	[	]
Distribution and Service (12b-1) Fees	[	]
Other Expenses	[	]
Total Annual Fund Operating Expenses	[	]
Fee Waiver and Reimbursements	[	]
Net Annual Fund Operating Expenses	[	]

[1]

The table and the Example reflect the combined expenses of the Fund and the Capital Shares of the JPMorgan Liquid Assets Money Market Fund (the “Portfolio”) in which the Fund currently invests all of its assets. JPMorgan Funds Management Inc., the administrator of the Portfolio, JPMorgan Distribution Services, Inc., the distributor for the Portfolio, and J. P. Morgan Investment Management Inc., the investment manager of the Portfolio (“JPMIM” or the “Investment Advisor”), (collectively, the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent that the total operating expenses of the Capital Shares of the Portfolio (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan of the Board of Trustees of the Portfolio) exceed 0.18% of the average daily net assets of the Capital Shares of the Portfolio. This contract continues through June 30, 2010 at which time the Service Providers will determine whether or not to renew or revise it.

[2]	The management fee reflects the management fee paid by the Portfolio to JPMIM.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses and the expenses of the portfolio remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

[To be updated by amendment]

1 Year	3 Years	5 Years	10 Years
[			]

The Example reflects the impact of the Portfolio’s contractual expense limitation through June 30, 2010.

Principal Investment Strategies

The Fund looks for investments across a broad spectrum of high quality, short-term money market instruments denominated in U.S. dollars. It typically emphasizes different types of securities at different times in order to take advantage of changing yield differentials. The Fund principally invests in securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities, high quality commercial paper and other short-term debt securities of U.S. and foreign corporations (including floating and variable rate demand notes), debt securities issued or guaranteed by qualified U.S. and foreign banks (including certificates of deposit, time deposits, and other short term securities), asset-backed securities, repurchase agreements and reverse repurchase agreements, taxable municipal obligations and funding agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”). Some of these investments may be purchased on a when-issued or delayed delivery basis.

This Fund, like other money market funds, is subject to a range of federal regulations that are designed to promote stability. For example, the Fund maintains a weighted average maturity of 75 days or less, and generally may not invest in any securities with a remaining maturity of 397 days or less. Although keeping the weighted average maturity this short helps the Fund in its pursuit of a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

Currently, the Fund pursues its investment objective by investing all of its investable assets in the Capital Shares of the JPMorgan Liquid Assets Money Market Fund (the “Portfolio”), a series of JPMorgan Trust II, a separate registered investment company with substantially the same investment objective and policies as the Fund. The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940.

The Portfolio:

•

Will concentrate its investments in the financial services industry, including asset- backed commercial paper programs. Therefore, under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies, and other issuers of asset-backed securities.

•

May, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions and if investing less than 25% appears to be in the best interest of shareholders.

•	Invests only in U. dollar-denominated securities.

•	May invest significantly in securities with or variable rates of interest. The yields of these securities will vary as interest rates change.

Managers Investment Group	19

SUMMARY OF THE FUNDS

•	May loan up to 33 1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. government or its agencies and instrumentalities or by cash.

•	The Portfolio will only buy securities that present minimal credit risk. These securities will:

•	have the highest possible short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization rates that security;

•	have an additional third-party guarantee in order to meet the rating requirements; or

•	be considered of comparable quality by JPMIM if the security is not rated.

The Fund and the Portfolio expect to maintain consistent objectives. If they do not, the Fund will redeem its shares of the Portfolio, receiving its assets either in cash or securities. The Board of Trustees of the Fund will then consider whether the Fund should hire its own investment manager, invest all of its investable assets in another fund, or take other appropriate action.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Below are some of the risks of investing in the Fund.

Advisory Risk—the Fund may not achieve its objective if the Investment Advisor’s expectations regarding particular securities or interest rates are not met.

Credit Risk—issuer of securities may not be able to meet interest or principal payments when the securities come due, a deterioration of credit status could affect price and liquidity, the credit quality of Portfolio holdings can change rapidly in certain market environments, and the default of a single holding could significantly deteriorate the Fund’s net asset value.

Financial Services Industry Risk—due to a concentration of investments in the financial services industry, the Fund could be exposed to increased risk from developments affecting this industry.

Foreign Securities Risk—securities of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Interest Rate Risk—fixed-coupon payments (cash flows) of debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Mortgage-Related and Other Asset-Backed Securities Risk—the Portfolio may invest in mortgage related and asset-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks, including Credit Risk and Prepayment Risk. During periods of declining asset value, difficult or frozen credit markets, swings in interest rates or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Net Asset Value Risk—there is no assurance that the Portfolio will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis, and there can be no assurance that the Investment Manager or the Fund’s or Portfolio’s affiliates will purchase distressed assets from the Fund or the Portfolio, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund or Portfolio maintains a net asset value of $1.00 per share.

Prepayment Risk—many bonds and other fixed income securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Redemption Risk—the Fund could experience a loss and the Fund’s net asset value may be affected when the Portfolio sells securities to meet redemption requests that are large and frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Risk Associated with the Portfolio Holding Cash—although the Portfolio seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Portfolio’s performance.

Temporary Defensive Position Risk—if the Portfolio departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.

U.S. Government Securities Risk—obligations of certain government agencies are not backed by the full faith and credit of the U.S. Government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.

20	Managers Investment Group

SUMMARY OF THE FUNDS

Performance

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of the Merrill Lynch 3-Month Treasury Bill Index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Merrill Lynch 3-Month Treasury Bill Index. The performance information also reflects the impact of the Portfolio’s contractual expense limitation. If the Portfolio’s service providers had not agreed to limit expenses, returns would have been lower. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 1.800.835.3879.

Calendar Year Total Returns as of 12/31/09

Best Quarter: [1.58% (4th Quarter 2000)]

Worst Quarter: [0.11% (4th Quarter 2003)]

Average Annual Total Returns1 as of 12/31/09

[To be updated by amendment]

	1 Year	5 Years	10 Years
Managers Money Market Fund	[		]
Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	[		]

[1]	For information on the current yields of the Fund, please visit www.managersinvest.com or call 800.548.4539.

Portfolio Management

Investment Manager of the Portfolio

JPMIM

Buying and Selling Fund Shares

Initial Investment Minimum

Regular Account: $2,000

Individual Retirement Account: $1,000

Additional Investment Minimum

All accounts: $100

To Place orders

Mail:

Managers

c/o PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 9769

Providence, RI 02940-9769

Phone: 1.800.548.4539

Transaction Policies

You can set up your account either through a registered Financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

You may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any time. When you buy or sell Fund shares, the price is the NAV (net asset value) per share that is calculated after we receive your order in proper form. The Fund’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time. Because the Managers Money Market Fund currently invests all of its investable assets in the Portfolio, the Fund’s NAV reflects the Portfolio’s NAV. The Portfolio seeks to maintain a stable $1.00 NAV and values its assets using amortized cost.

You may sell your shares of the Fund any time, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail, by phone, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	21

ADDITIONAL INFORMATION ABOUT THE FUNDS

PORTFOLIO MANAGER

David M. Goss, CFA

Senior Principal and

Portfolio Manager of Essex

See “Fund Management” on page 36 for more information on the portfolio manager.

MANAGERS AMG ESSEX LARGE CAP GROWTH FUND

This Fund will invest primarily in the securities and instruments as described in the Fund’s summary section of the Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisor in managing the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

Essex serves as Subadvisor to the Fund and emphasizes a growth approach to investing by selecting stocks of companies it believes can generate strong growth in earnings and/ or cash flow. Essex expects to generate returns from capital appreciation due to both earnings growth and an improvement in the market’s valuation of that stock. Essex typically:

•	Attempts to identify companies with above-average products and services and the ability to generate and sustain growth in earnings and/or cash flow over long periods.

•	Examines companies’ underlying businesses, financial statements, competitive environments, and management in order to assess the future profitability of each company.

•	Sells all or part of the Fund’s holdings in a particular stock if it believes that the current stock price is not supported by expectations regarding the company’s future growth potential.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking to gain exposure to large-cap companies.

•	Seeking a potential source of capital appreciation.

•	Willing to accept short-term volatility of returns.

22	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

MANAGERS SPECIAL EQUITY FUND

This Fund will invest primarily in the securities and instruments as described in the Fund’s summary section of the Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisors in managing the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Fund’s assets are currently allocated among four Subadvisors, each of which acts independently of the others and uses its own methodology to select portfolio investments. Specifically:

•

The Subadvisors utilize a growth approach to investing whereby three of the four Subadvisors seek to identify companies that are exhibiting rapid growth in their businesses and the fourth seeks to identify companies that possess better than average long-term growth rates combined with several other fundamental characteristics.

•	Three of the four Subadvisors examine the underlying businesses, financial statements, competitive environment and company management in order to assess the future profit-ability of each company.

•

One of the four Subadvisors utilizes a quantitative investment approach to evaluate each company based on six fundamental characteristics: earnings estimate momentum, long-term growth rate, earnings risk, tangible book to price ratio, earnings to price ratio, and share buyback or issuance.

•	A Subadvisor may sell a security if it believes that the future profitability of a company does not support the current stock price.

With the combination of the above strategies, the Fund expects to generate returns from capital appreciation due to earnings growth along with improvements in the valuations of the securities such as, among other things, increases in the price to earnings ratios.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking to gain exposure to small- and mid-cap companies.

•	Seeking a potential source of capital appreciation.

•	Willing to accept short-term volatility of returns.

SUBADVISORS

See “Fund Management” on pages 36-37 for more information on the Subadvisors.

Managers Investment Group	23

ADDITIONAL INFORMATION ABOUT THE FUNDS

SUBADVISORS

See “Fund Management” on page 38 for more information on the subadvisors.

MANAGERS INTERNATIONAL EQUITY FUND

This Fund will invest primarily in the securities and instruments as described in the Fund’s summary section of the Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisors in managing the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Fund’s assets are currently managed by three Subadvisors, each of which acts independently of the other and uses its own methodology in selecting portfolio investments. Each Subadvisor examines the underlying businesses, financial statements, competitive environments, and company management in order to assess the future profitability of each company. Specifically:

•

AllianceBernstein uses a value approach that seeks to identify companies whose shares are available for less than what it considers to be fair value. AllianceBernstein uses a proprietary return model based on fundamental analysis of businesses in order to identify companies with the most attractive value attributes.

•

Lazard generally seeks to identify long-term investment themes that may affect the profitability of companies in particular industries, regions, or countries. For example, Lazard may identify broad-based demographic trends, such as an increase in the average age of a region’s population, which may make investment in particular companies or industries attractive.

•

Martin Currie uses a fully integrated investment process to identify what it believes are the best investment opportunities internationally. To help identify and evaluate the best stock ideas, Martin Currie employs fundamental company and sector research, together with its own proprietary quantitative screening tool. Martin Currie believes “change” is the central dynamic behind stock price movement. This means that its process attempts to recognize change at the company level and at the macro level. Martin Currie believes its investment process allows it to identify, evaluate, and exploit change at an early stage.

•	A stock is typically sold if a Subadvisor believes that the key drivers of earnings are generally recognized and discounted into the price of the security.

With the combination of the above strategies, the Fund expects to generate returns from capital appreciation due to earnings growth along with improvements in the valuations to the stocks such as increases in the price to earnings ratios.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking to gain exposure to non-U.S. equities.

•	Seeking capital appreciation.

•	Willing to accept short-term volatility of returns.

24	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

MANAGERS EMERGING MARKETS EQUITY FUND

This Fund will invest primarily in the securities and instruments as described in the Fund’s summary section of the Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s Subadvisors in managing the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Investment Manager has selected Rexiter and Schroders as the Fund’s Subadvisors. Rexiter seeks to keep the Fund diversified across a variety of markets, countries and regions. Typically, Rexiter selects stocks that it believes can generate and maintain strong earnings growth by:

•	Assessing the political, economic and financial health of each of the countries within which it invests in order to determine target country allocation for the portfolio.

•	Seeking to identify companies with quality management, strong finances and established market positions across a diversity of companies and industries within the targeted countries.

•	Selling a stock if:

•	It believes that the current stock price is not supported by its expectations regarding the company’s future growth potential; or

•	The political, economic, or financial health of the country changes.

Schroders employs a disciplined investment process that combines top-down country analysis with bottom-up stock selection.

•

A quantitative model drives country allocation decisions and countries are ranked based on the model output. Schroders then uses a team of global research analysts to rank stocks based on a combination of valuation, competitive advantage, and cash flow generation, among other factors.

•

Schroders invests in stocks and countries that it believes offer the potential for capital growth. In addition, Schroders considers the risk of local political and/or economic instability associated with particular countries and regions and the liquidity of local markets.

•	Schroders will sell securities when it believes they are fully priced or to take advantage of other investments it considers more attractive.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking to gain exposure to emerging market equity investments.

•	Seeking potential capital appreciation.

•	Willing to accept short-term volatility of returns.

SUBADVISORS

See “Fund Management” on page 39 for more information on the subadvisors.

Managers Investment Group	25

ADDITIONAL INFORMATION ABOUT THE FUNDS

SUMMARY OF THE FUNDS’ PRINCIPAL RISKS

This section presents more detailed information about each Fund’s risks as described in the Fund’s summary section of the Prospectus. The Funds and the Portfolio may not be subject to all of the risks below, and not all Funds or the Portfolio invest in the types of instruments mentioned. Certain of the risks below apply only to the Managers Money Market Fund, which invests all of its assets in the JPMorgan Liquid Assets Money Market Fund (the “Portfolio”) that is managed by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Investment Advisor”). Please see each Fund’s summary section for a description of the Fund’s risks and the types of instruments in which the Fund invests. All Funds could be subject to additional risks because the types of investments they make and market conditions may change over time.

All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds. In addition, the Funds are subject to management risk because they are actively managed investment portfolios. Each Fund’s (except for the Managers Money Market Fund which invests all of its invsestable assets in the Portfolio managed by the Investment Advisor) Subadvisor(s) will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired result.

ADVISORY RISK (MANAGERS MONEY MARKET FUND ONLY)

When deciding on which investments to make for the Portfolio, the Investment Advisor relies on its expectations regarding particular securities or interest rates. The Investment Advisor may be incorrect in its expectations, thus impacting the Portfolio’s performance.

CREDIT RISK

An issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds come due. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s and S&P. The risk of default is generally higher in the case of mortgage-backed securities that include so-called “sub-prime” mortgages. Even if the likelihood of default is low, changes in the perception of a company’s financial health will affect the valuation of its debt securities. Bonds rated BBB/Baa by Moody’s/S&P, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.

CURRENCY RISK

The value of foreign investments denominated in a foreign currency depends both upon the price of the securities and the exchange rate of the currency. Thus, the value of an investment in a foreign security will drop if the price for the foreign currency drops in relation to the U.S. dollar. Adverse currency fluctuations are an added risk to foreign investments. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.

DERIVATIVES RISK

Derivatives, including options, futures and forwards, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The use of derivatives will involve costs, the risk of mispricing or improper valuation, and may result in losses or have the effect of accelerating the recognition of gain. The use of derivatives may not succeed for various reasons, including unexpected changes in the value of the derivatives or the assets, rates, or indices underlying them. With some derivatives, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for a Fund.

EMERGING MARKETS RISK

Investments in emerging markets securities involve all of the risks of investments in foreign securities (see below), and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

FINANCIAL SERVICES INDUSTRY RISK (MANAGERS MONEY MARKET FUND ONLY)

The Portfolio’s ability to concentrate in the financial services industry could increase risks, including credit risk and interest rate risk. The profitability of financial service institutions depends largely on the availability and cost of funds, which can change depending upon economic conditions. Financial service institutions are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

FOREIGN SECURITIES RISK

Investments in securities of foreign issuers (including those denominated in U.S. dollars), whether directly or indirectly in the form of American Depositary Receipts, stock index futures or similar instruments, involve additional risks different from those associated

26	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUNDS

SUMMARY OF THE FUNDS’ PRINCIPAL RISKS (CONTINUED)

with investing in securities of U.S. issuers. There may be limited information available to investors, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign securities to be more volatile. The value of foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. Foreign securities trade with less frequency and volume than domestic securities and, therefore, may have greater price volatility. In addition, just as foreign markets may respond to events differently from U.S. markets, foreign securities may perform differently from U.S. securities.

GROWTH STOCK RISK

Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks during given periods.

HEDGING RISK

The decision as to whether and to what extent a Fund will engage in hedging transactions to hedge against such risks as credit risk, currency risk, and interest rate risk will depend on a number of factors, including prevailing market conditions, the composition of the Fund and the availability of suitable transactions. Accordingly, there can be no assurance that a Fund’s hedging strategies will be successful. Hedging transactions involve costs and may result in losses.

HIGH YIELD RISK

A fund that invests in below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher rated issuers. If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Below investment grade securities are more susceptible to sudden and significant price movements because they are generally more sensitive to adverse developments. Many below-investment grade securities are subject to legal or contractual restrictions that limit their resale at desired prices.

INFLATION RISK

Inflation risk is the risk that the price of an asset, or income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.

INTEREST RATE RISK

Changes in interest rates can impact bond and debt security prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. The longer the maturity or duration, the higher the interest rate risk. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a debt security or portfolio. It is used to evaluate such debt security’s or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

LARGE-CAPITALIZATION STOCK RISK

The stocks of large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a Fund may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk.

MARKET RISK

Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed

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SUMMARY OF THE FUNDS’ PRINCIPAL RISKS (CONTINUED)

income investments. Since foreign investments trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. Derivatives involve the risk that changes in their value may not correlate perfectly with their underlying assets, rates or indices.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISK

Mortgage-related and asset-backed securities, which are interests in a stream of payments from specific assets, such as auto or credit card receivables, or, in the case of mortgage-related securities, a pool of mortgages, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to “Prepayment Risk” described below. When mortgages and other obligations are prepaid, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described above under “Credit Risk.” The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

POLITICAL RISK

Changes in the political status of any country can have profound effects on the value of securities within that country. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

PREPAYMENT RISK

Many bonds and other fixed income securities have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage-backed and asset-backed securities, which can be paid back at any time. Typically, debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of security holders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

REINVESTMENT RISK

As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. For example, purchasers of a 30-year, 5% coupon bond can anticipate that they will receive a 5% return on their original capital, but unless they can reinvest all of the interest receipts at or above 5%, the total return over 30 years will be below 5%. The higher the coupon and prepayment risk, the higher the reinvestment risk. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.

SECTOR RISK

Companies that are in similar industry sectors may be similarly affected by particular economic or market events. As a result, a Fund’s performance could be more volatile than the performance of a fund that is more diversified across industries and sectors.

SMALL- AND MID-CAPITALIZATION STOCK RISK

The stocks of small- and mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A Fund that invests in small- and medium- capitalization companies may underperform other stock funds (such as large-company stock funds) when stocks of small- and medium capitalization companies are out of favor.

U.S. GOVERNMENT SECURITIES RISK

Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. Government will provide financial support to

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SUMMARY OF THE FUNDS’ PRINCIPAL RISKS (CONTINUED)

U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

VALUE STOCK RISK

Value stocks present the risk that a stock may decline or never reach what a Subadvisor believes is its full market value, either because the market fails to recognize what the Subadvisor considers to be the company’s true business value or because the Subadvisor’s assessment of the company’s prospects is wrong. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value stocks may underperform growth stocks during given periods.

OTHER IMPORTANT INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments, and, therefore may, be subject to other risks. Some of these risks are described in the Funds’ Statement of Additional Information dated [April 1, 2010 (the “SAI”)].

INVESTMENT OBJECTIVES

Each Fund’s investment objectives may be changed without shareholder approval.

TEMPORARY DEFENSIVE MEASURES

From time to time, each Fund may invest a portion of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure. These temporary defensive measures may be inconsistent with a Fund’s investment objective and principal investment strategies. A Fund may not be able to achieve its stated investment objective while taking these defensive measures.

PORTFOLIO TURNOVER

As described in each Fund’s summary section of this Prospectus (except for the Managers Money Market Fund’s summary section), each Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI, which is available on the Funds’ Web site at www.managersinvest.com.

FUND MANAGEMENT

Each Fund is a series of The Managers Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

The Investment Manager, located at 333 W. Wacker Drive, Chicago, Illinois 60606, is an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to each of the Funds other than the Managers Money Market Fund and is responsible for the Funds’ overall administration and operations. Except for the Managers Money Market Fund, the Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisors to each Fund. Managers Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor.

Additional information regarding other accounts managed by the portfolio managers, their compensation and ownership of Fund shares is available in the SAI.

Except for the Managers Money Market Fund, a discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement between the Trust and the Investment Manager with respect to the Funds and the Subadvisory Agreements between the Investment Manager and the Funds’ Subadvisors is available in the Funds’ Semi-Annual Reports for the period ended June 30.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), each Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of each Fund and selects and recommends to the Funds’ Board of Trustees investment advisors (the “Subadvisors”) to manage each Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager

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FUND MANAGEMENT

is able, subject to certain conditions and oversight by the Funds’ Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated Subadvisors for the Funds. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the Subadvisors and recommend their hiring, termination, and replacement. Shareholders of a Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.

MANAGERS AMG ESSEX LARGE CAP GROWTH FUND

Essex manages the entire Fund and has managed a portion of the Fund since March 1997. Essex, located at 125 High Street, Boston, Massachusetts, was founded in 1976. AMG owns a majority interest in Essex. As of December 31, 2009, Essex had assets under management of approximately $1.9 billion. David M. Goss, CFA, is primarily responsible for the day-to-day management of the Fund. Mr. Goss is a Senior Principal of, and a Portfolio Manager for, Essex, positions he has held since 2004. Prior to joining Essex, he was a portfolio manager for Alliance Capital Management, L.P. from 1999 to 2004.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.80% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to Essex. The Investment Manager also provides administrative services to the Fund, including supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-to-date, supervising the preparation and filing of documents as required by state and Federal regulatory agencies, and providing management and oversight of all third-party service providers. As compensation for these services, the Investment Manager receives an administrative fee of 0.25% per annum of the average daily net assets of the Fund.

MANAGERS SPECIAL EQUITY FUND

Lord Abbett, located at 90 Hudson Street, Jersey City, New Jersey 07302, manages a portion of the Fund and has served as a Subadvisor to the Fund since December 2007. As of December 31, 2009, Lord Abbett had assets under management of approximately $88.9 billion. F. Thomas O’Halloran, Partner and Portfolio Manager, is primarily responsible for the day-to-day management of the portion of the Fund subadvised by Lord Abbett and has served in that capacity since December 2007. Mr. O’Halloran joined Lord Abbett in 2001 from Dillon Read/UBS Warburg, where he served as Executive Director/Senior Research Analyst and became a Partner and Portfolio Manager at Lord Abbett in 2003. Mr. O’Halloran is the holder of a Chartered Financial Analyst designation and has been in the investment business since 1987.

Smith Group has managed a portion of the Fund since May 2006. Smith Group, located at 100 Crescent Court, Suite 1150, Dallas, Texas 75201, had approximately $3.1 billion in assets under management as of December 31, 2009. The portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by Smith Group are Stephen S. Smith, John D. Brim, Royce W. Medlin, and Eivind Olsen, CFA. The portfolio managers make investment decisions for the Fund’s portfolio using a consensus approach. Mr. Smith is the founder of Smith Group. Since the firm’s founding in 1995, Mr. Smith has served as both chief executive officer and chief investment officer. Mr. Brim has served as a portfolio manager of the Smith Group since 1998. Mr. Medlin has served as a portfolio manager with the Smith Group since 2006. From 2002 until 2006, Mr. Medlin served as President and Portfolio Manager of Belmont Wealth Management. Mr. Olsen has served as a portfolio manager of Smith Group since 2008. From 1998 until 2008, Mr. Olsen was a portfolio manager at Brazos Capital Management/John McStay Investment Counsel.

Ranger has managed a portion of the Fund since September 2008. Ranger is located at 300 Crescent Court, Suite 1100, Dallas, Texas 75201. As of December 31, 2009, Ranger had assets under management of approximately $1.0 billion. W. Conrad Doenges is primarily responsible for the day-to-day management of the portion of the Fund managed by Ranger. Mr. Doenges has been a portfolio manager with Ranger since 2004 and has over twenty years of experience in the investment management industry. Prior to joining Ranger, Mr. Doenges was a Partner, Managing Director and Co-Chief Investment Officer at John McStay Investment Counsel from 1998-2004.

MDT has managed a portion of the Fund since September 2008. MDT, located at 125 High Street, 21st Floor, Boston, Massachusetts 02110, was founded in 1988. As of December 31, 2009, MDT had assets under management of approximately $4.3 billion. Daniel J. Mahr, CFA, is the lead portfolio manager primarily responsible for the day-to-day management of the portion of the Fund managed by MDT. Mr. Mahr is assisted by Frederick L. Konopka, CFA, Brian M. Greenberg and Douglas K. Thunen, each of whom also serves as a portfolio manager for the Fund. In managing their portion of the Fund, the portfolio managers employ the Optimum Q Process computer model, a proprietary, quantitative computer model that drives investment selection and is designed, developed, enhanced and implemented by the portfolio managers (the “Investment Team”). Daniel J. Mahr joined the Investment Team in 2002. He is responsible for managing the Investment Team as it relates to the ongoing design, development, periodic enhancement and implementation of the Optimum Q Process. Mr. Mahr received his A.B. in Computer Science from Harvard College and his S.M. in Computer Science from Harvard University. Frederick L. Konopka joined the Investment Team in 1997. As a Group Leader, he is responsible for ongoing evaluation and improvement of the research processes and software development for the Optimum Q Process focused on trading impact evaluation and implementation. Mr. Konopka received his A.B. in Mathematics from Dartmouth College and his M.S., with a

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Concentration in Information Technology and Finance, from MIT Sloan School of Management. Brian M. Greenberg and Douglas K. Thunen each joined the Investment Team in 2004. As Group Leaders, they are jointly responsible for ongoing evaluation and periodic enhancement of the research processes and software development for the Optimum Q Process, including design and code reviews. Prior to joining MDT and the Investment Team, Mr. Greenberg received his A.B. in Computer Science from Harvard College and his S.M. in Computer Science from Harvard University. Prior to joining MDT and the Investment Team, Mr. Thunen earned his B.A., Magna Cum Laude, in Computer Science from Williams College and his M.Eng. in Computer Science from Princeton University.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.90% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to each of the Fund’s Subadvisors. The Investment Manager also provides administrative services to the Fund, including supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-to-date, supervising the preparation and filing of documents as required by state and Federal regulatory agencies, and providing management and oversight of all third-party service providers. As compensation for these services, the Investment Manager receives an administrative fee of 0.25% per annum of the average daily net assets of the Fund.

MANAGERS INTERNATIONAL EQUITY FUND

AllianceBernstein, Lazard, and Martin Currie each manage a portion of the Fund.

AllianceBernstein has managed a portion of the Fund since March 2002. AllianceBernstein L.P., located at 1345 Avenue of the Americas, New York, New York 10105, was originally founded and registered with the SEC on January 17, 1971 as an independent investment advisor under the name Alliance Capital Management Corporation (Alliance Capital). As of December 31, 2009, AllianceBernstein had approximately $496 billion in assets under management. Kevin F. Simms, Sharon E. Fay, Henry S. D’Auria, and Joseph Gerard Paul are jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by AllianceBernstein. The portfolio managers make investment decisions for the Fund’s portfolio using a consensus approach. Mr. Simms is a Co-Chief Investment Officer of International Value Equities and Director of Research of Global Value Equities, positions he has held since 2003 and 2000, respectively. He has been with AllianceBernstein since 1992. Ms. Fay is Executive Vice President and Chief Investment Officer of Global Value Equities, and has served in these positions since 2003. She joined AllianceBernstein in 1990 as a research analyst. Mr. D’Auria is Chief Investment Officer of Emerging Markets Value Equities and Co- Chief Investment Officer of International Value Equities, positions he has held since 2002 and 2003, respectively. He managed AllianceBernstein’s global research department from 1998 to 2002. Mr. Paul serves as Co-Chief Investment Officer of U.S. Large Cap Value Equities and North American Value Equities, positions he has held since 2009, and also is the Global Head of Diversified Value Services, responsible for product design research for diversified value services, a position he has held since 2009. Previously, Mr. Paul was Co-Chief Investment Officer—Advanced Value Fund (1999-2009), Co-Chief Investment Officer —Small and Mid-Cap Value (2002-2008), and Co-Chief Investment Officer—Real Estate Investments (2004-2008). Additionally, he was the Director of Research for the Advanced Value Fund, a US long/short equity hedge fund, from 1997 to 1999. Mr. Paul joined AllianceBernstein in 1987 as a research analyst.

Lazard has managed a portion of the Fund since September 2003. Lazard, located at 30 Rockefeller Plaza, New York, New York 10112, was founded in 1848. As of December 31, 2009, Lazard had assets under management in excess of $[    ] billion. William E. Holzer, Nicolas Bratt, Irene T. Cheng and Steve Wreford are jointly and primarily responsible for the day-today management of the portion of the Fund managed by Lazard. The portfolio managers make investment decisions for the Fund’s portfolio using a consensus approach. Mr. Holzer is a Managing Director of and a portfolio manager for Lazard, positions he has held with the firm since August 2003. Prior to joining Lazard, he was a senior portfolio manager for Deutsche Investment Management Americas, Inc. and its predecessor firm (“Deutsche”) from 1980 to 2003. From December 1989 until August 2003, Mr. Holzer was responsible in his capacity as a portfolio manager for Deutsche for managing the portion of the Fund’s assets allocated to Deutsche. Mr. Bratt is a Managing Director of and portfolio manager for Lazard, positions he has held since 2003. Prior to joining Lazard in 2003, Mr. Bratt worked as Director of Global Products, Head of International Portfolio Management, Head of the Global Equity Group, and Global Chief Investment Officer at Deutsche from 1980 to 2003. Ms. Cheng has been a Managing Director of and portfolio manager for Lazard since 2003. From 1993 until joining Lazard in 2003, Ms. Cheng was a Managing Director and Senior International Equity Portfolio Manager with Deutsche. Mr. Norris is a Managing Director of and portfolio manager for Lazard, positions he has held since 2003. From 1998 until joining Lazard in 2003, Mr. Norris worked at Deutsche as a Managing Director and product specialist. Mr. Wreford is a Director and portfolio manager at Lazard, positions he has held since January 2010. Prior to joining Lazard, he was a Partner and Portfolio Manager with Hampstead Capital from 2006 to 2009. Prior to joining Hampstead, Mr. Wreford worked at Scudder/Deutsche Asset Management from 2000 until 2005 as a Managing Director, portfolio manager and research analyst.

Martin Currie, located at Saltire Court, 20 Castle Terrace, Edin-burgh, Scotland EH1 2ES, is a Subadvisor to the Fund and has

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managed a portion of the Fund since March, 2009. As of December 31, 2009, Martin Currie managed approximately $19.1 billion in assets for clients worldwide, including financial institutions, charities, foundations, pension funds and investment trusts. James Fair-weather, Christine Montgomery, and David Sheasby are the portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by Martin Currie, having managed a portion of the Fund since March, 2009. Mr. Fair-weather is the lead portfolio manager, supported by Ms. Montgomery and Mr. Sheasby. The portfolio managers are further supported by three dedicated investment managers. Mr. Fairweather is the head of global equities at Martin Currie and was appointed chief investment officer (“CIO”) of Martin Currie in 1997, having been deputy CIO for Martin Currie since 1994. He is responsible for the company’s investment strategy and the management of Martin Currie’s global products. He joined Martin Currie in 1984 and has been a member of the global equities team since his arrival. Ms. Montgomery is a portfolio manager and director of global equities, positions she has held since joining Martin Currie in 2009. Before joining Martin Currie, she was a global equities fund manager at Edinburgh Partners from January, 2007 to 2009 and a senior vice president and global equities fund manager at Franklin Templeton Investments from 2001 to December, 2006. Mr. Sheasby is a portfolio manager and director of global equities, positions he has held since joining Martin Currie in 2004. Before joining Martin Currie, Mr. Sheasby worked at Aegon Asset Management for 18 years, serving as a senior portfolio manager for global equities beginning in 2002, responsible for developing and directing Aegon’s global strategy.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.90% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to the Subadvisors. The Investment Manager also provides administrative services to the Fund, including supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-to-date, supervising the preparation and filing of documents as required by state and Federal regulatory agencies, and providing management and oversight of all third-party service providers. As compensation for these services, the Investment Manager receives an administrative fee of 0.25% per annum of the average daily net assets of the Fund.

MANAGERS EMERGING MARKETS EQUITY FUND

Rexiter and Schroders each manage a portion of the Fund. Rexiter and its corporate predecessors have managed the entire Fund or a portion of the Fund since February 1998, the Fund’s inception. Schroders has managed a portion of the Fund since March, 2009.

Rexiter, located at 80 Cannon Street, London, England, was founded in 1997. As of December 31, 2009, Rexiter had assets under management of approximately $[    ] billion. The Fund is managed by a team of investment professionals. Murray Davey and Nicholas Payne are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Stock selection for the Fund is the responsibility of the relevant Country Fund Managers. Mr. Davey and Mr. Payne are each Country Fund Managers of Rexiter. Mr. Davey and Mr. Payne each focus on a different regional specialty, with Mr. Davey focusing on the Middle East and Africa and Mr. Payne focusing on Latin America. Mr. Davey is also Chief Investment Officer, Managing Director—Global Emerging Markets and Portfolio Manager of Rexiter, positions he has held since Rexiter’s formation. Each of the portfolio managers has served in his respective capacities for more than five years.

Schroders, located at 875 Third Avenue, New York, New York, 10022, Schroders is a wholly owned subsidiary of Schroders plc. Schroders had approximately $[    ] billion under management as of December 31, 2009. Schroders plc, Schroders ultimate parent, is a global asset management company with approximately $[    ] billion under management as of December 31, 2009. Schroders and its affiliates have clients that are major financial institutions including banks and insurance companies, public and private pension funds, endowments and foundations, high net worth individuals, financial intermediaries and retail investors. Allan Conway, James Gotto, Waj Hashmi, CFA, and Robert Davy are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. The portfolio managers make investment decisions for the Fund’s portfolio using a consensus approach. Mr. Conway, as Head of Emerging Markets Equities, also serves in an oversight capacity to the team. Mssrs. Gotto, Hashmi and Davy each serve as global fund managers, each responsible for certain countries and constructing a portfolio for each country after consulting with the team’s analysts. Mr. Conway has been an employee of Schroders since 2004. Mr. Conway was formerly, Head of Global Emerging Markets, WestLB Asset Management from 1998-2002 and Chief Executive Officer of WestAM (UK) Ltd from 2002-2004. Mr. Gotto is a Portfolio Manager of Schroders. He has been an employee of Schroders since 1991. Mr. Hashmi is a Portfolio Manager of Schroders. He has been an employee of Schroders since 2005. He joined Schroders from WestLB Asset Management, where he had joined initially as a senior analyst, becoming Head of EMEA in 2000 and a Global Emerging Markets fund manager in 2002. Mr. Davy is a Portfolio Manager of Schroders. He has been an employee of Schroders since 1986.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 1.15% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to the Subadvisors.

MANAGERS BOND FUND

Loomis manages the entire Fund and has managed at least a portion of the Fund since May 1984.

Loomis, located at One Financial Center, Boston, Massachusetts 02111, was founded in 1926. As of December 31, 2009, Loomis had assets under management of approximately $142.3 billion. Daniel J. Fuss is primarily responsible for the day-to-day management of the Fund. He is an Executive Vice President and Vice Chairman of

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FUND MANAGEMENT (CONTINUED)

Loomis, and has served in those positions since 1989 and 1999, respectively. Mr. Fuss joined Loomis in 1976.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.625% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to Loomis.

MANAGERS GLOBAL BOND FUND

Loomis has managed the entire Fund since March 2002. Kenneth M. Buntrock, David W. Rolley, and Lynda L. Schweitzer, each holding the CFA designation, are jointly and primarily responsible for the day-to-day management of the Fund. The portfolio managers make investment decisions for the Fund’s portfolio using a consensus approach. Mr. Buntrock and Mr. Rolley are Vice Presidents of and Portfolio Managers for Loomis, positions they have held since 1997 and 1994, respectively. Ms. Schweitzer, also a Vice President, is a Portfolio Manager for Loomis and has held that position since January 1, 2007. Ms. Schweitzer joined Loomis in 2001 as an analyst and became a Vice-President in 2002.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to Loomis. The Investment Manager also provides administrative services to the Fund, including supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-to-date, supervising the preparation and filing of documents as required by state and Federal regulatory agencies, and providing management and oversight of all third-party service providers. As compensation for these services, the Investment Manager receives an administrative fee of 0.20% per annum of the average daily net assets of the Fund.

MANAGERS MONEY MARKET FUND

Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), the Portfolio’s former investment advisor, was transferred to JPMIM and JPMIM became the investment advisor for the Portfolio. JPMIM is located at 245 Park Avenue, New York, NY 10167, and is an indirect, wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. The Fund pays an annual management fee to JPMIM indirectly through its investment in the Capital Shares of the Portfolio. The Portfolio paid JPMIA (for the Portfolio’s fiscal year ended November 30, 2009) and currently pays JPMIA an investment advisory fee of 0.08% of the Portfolio’s average daily net assets. In addition, the Portfolio pays JPMorgan Funds Management, Inc., the administrator of the Portfolio and an affiliate of JPMIM (the “Administrator”), a pro-rata fee for administrative services performed for the Portfolio and other money market funds within the JPMorgan Funds Complex (the “Complex”) in the amount of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the Complex and 0.05% of the average daily net assets of all money market funds in the Complex in excess of $100 billion. The Portfolio also pays JPMorgan Distribution Services, Inc., the distributor for the Portfolio and an affiliate of JPMIM (the “JPMDS”), a fee for shareholder services performed for the Portfolio in the amount of 0.05% of the average daily net assets of the Portfolio. JPMIM, the Administrator and the JPMDS have contractually agreed through June 30, 2010 to waive fees and/or reimburse the Portfolio to the extent that total operating expenses of the Capital Shares of the Portfolio (excluding certain items) exceed 0.18% of the average daily net assets of the Capital Shares.

Managers, on behalf of the Fund, has entered into an Administrative Services Agreement with JPMDS and a Supplemental Payment Agreement with JPMIM (collectively, the “Agreements”), pursuant to which JPMDS and JPMIM compensate Managers for administrative, shareholder and other services that Managers provides to the Fund’s shareholders, which would otherwise need to be provided by the Portfolio if the Fund’s shareholders were to hold shares of the Portfolio directly. Under the agreements, JPMDS and JPMIM together pay Managers at an annual rate of 0.06% of the Fund’s assets invested in Capital Shares of the Portfolio. Managers, in turn, waives a portion of the administrative fee charged to the Fund in an amount equal to the compensation Managers receives from JPMDS and JPMIM under the Agreement. As a shareholder of the Portfolio, the Fund will bear its proportionate share of the expenses of the Capital Shares of the Portfolio, in addition to the Fund’s own expenses, and will receive its proportionate share of the dividends paid by such class. The Fund will also be entitled to vote as a shareholder of the Portfolio at any meeting of the Portfolio’s shareholders. In general, the Fund will vote its shares in the Portfolio in proportion to the votes of other shareholders of the Portfolio.

YOUR ACCOUNT

All Funds in the Prospectus (other than Managers Special Equity Fund) offer a single class of shares for purchase. The Managers Special Equity Fund offers two classes of shares for purchase, Managers Class shares and Institutional Class shares. Managers Class shares are designed for individual investors while Institutional Class shares are designed for institutional investors. Although they represent investments in the same portfolio of securities, each class of shares of Managers Special Equity Fund has different expenses and will likely have different share prices. Managers Special Equity Fund’s Institutional Class shares are designed to have lower operating expenses than Managers Class shares, but Institutional Class shares do have higher investment minimums. As an investor, you pay no sales charge to invest in the Funds or (except with respect to certain short-term redemptions of Managers International Equity Fund, Managers Emerging Markets Equity Fund, and Managers Global Bond Fund) to redeem out of

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SHAREHOLDER GUIDE

YOUR ACCOUNT (CONTINUED)

the Funds. Your purchase or redemption of Fund shares is based on a Fund’s share price. The price at which you purchase and redeem your shares is based on the net asset value (the “NAV”) per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share is equal to the Fund’s net worth (assets minus liabilities) divided by the number of shares outstanding. For the Managers Special Equity Fund, the NAV per share of each class offered by the Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. Each Fund’s (or class’s) NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Funds will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to a Fund were received by the processing organization in proper form before 4:00 p.m.

Because the Managers Money Market Fund currently invests all of its investable assets in the Portfolio, the Fund’s NAV reflects the Portfolio’s NAV. The Portfolio seeks to maintain a stable $1.00 NAV and values its assets using amortized cost.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when a Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.

FAIR VALUE POLICY

The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under their general supervision of the Board of Trustees. The Funds use the fair value of a portfolio investment to calculate their NAV when, for example:

•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;

•	Trading in a portfolio investment is suspended and not resumed before the Fund calculates its NAV;

•

A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when the Fund calculates its NAV;

•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or

•	The Investment Manager determines that a market quotation is inaccurate.

Portfolio investments of the Managers International Equity Fund and Managers Emerging Markets Equity Fund that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which a Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third party fair valuation service in adjusting the prices of such foreign portfolio investments.

Each Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

INVESTING THROUGH AN INTERMEDIARY

If you invest through a third party such as a bank, broker-dealer, or other financial intermediary, rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Funds may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and may pay fees to these firms in return for shareholder servicing provided by these programs. The servicing fees (except for the Managers Special Equity Fund’s Institutional Class shares) are paid out of the assets of the Funds on an ongoing basis and will increase the cost of your investment. These payments may provide the intermediary with an incentive to favor sales of shares of a Fund over other investment options.

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SHAREHOLDER GUIDE

INVESTING THROUGH AN INTERMEDIARY (CONTINUED)

The Investment Manager and/or the Distributor may pay compensation (directly and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of a Fund’s shares.

TRANSACTION POLICIES

OPENING YOUR ACCOUNT

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

BUYING AND SELLING SHARES

You may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any time. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form (less any applicable redemption fees). Each Fund’s or Class’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

REDEMPTION AND EXCHANGE FEES

Managers International Equity Fund, Managers Emerging Markets Equity Fund, and Managers Global Bond Fund (each, an “International Fund” and collectively, the “International Funds”) will deduct a redemption fee (the “Redemption/Exchange Fee”) from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares, according to the following schedule:

Fund	Redemption Fee
• Managers International Equity Fund	2.0%
• Managers Emerging Markets Equity Fund	2.0%
• Managers Global Bond Fund	1.0%

For the purpose of determining whether a redemption is subject to the Redemption/Exchange Fee, redemptions of shares of an International Fund are conducted on a first in/first out (FIFO) basis such that shares with the longest holding period will be treated as being redeemed first, and shares with the shortest holding period will be treated as being redeemed last.

The Redemption/Exchange Fee is paid to the International Funds and is intended to offset transaction and other expenses caused by short-term trading. The Redemption/Exchange Fee will not apply to redemptions (including redemptions by exchange) (1) of shares purchased through reinvestment of dividend or capital gain distributions, (2) under hardship circumstances (as determined by the Investment Manager in its discretion, based on a case-by-case analysis), (3) of shares purchased through the ManagersChoice® Program or similar asset allocation program as determined by the Investment Manager, or (4) of shares where the application of the Redemption/Exchange Fee would cause any of the International Funds, or an asset allocation program of which such a Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Short-term trades not subject to a Redemption/Exchange Fee as a result of these exceptions may result in additional costs to the International Funds that would have been otherwise recouped, in whole or in part, if a Redemption/Exchange Fee were applied. The Redemption/Exchange Fee will only apply to redemptions of shares purchased through a financial intermediary such as a broker, retirement plan administrator, bank or trust company if the financial intermediary has indicated that it will administer the Redemption/Exchange Fee. If you invest through a financial intermediary, contact your intermediary to determine whether the Redemption/ Exchange Fee applies to you and any restrictions on your trading activity. The International Funds reserve the right to modify the terms of, or terminate, the Redemption/Exchange Fee at any time upon 60 days’ advance notice to shareholders.

PROCESSING ORDERS

If you sell shares in the Funds, the Funds will send your check to the address we have on file for your account. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

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SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES

	If you wish to open an account and buy shares…	If you wish to add shares to your account…	If you wish to sell shares*…
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o PNC Global Investment Servicing (U.S.) Inc. P.O. Box 9769 Providence, RI 02940-9769

Send a letter of instruction and a check payable to Managers to:

Managers

c/o PNC Global Investment

Servicing (U.S.) Inc.

P.O. Box 9769

Providence, RI 02940-9769

(Include your account number and fund name on your check)

Write a letter of instruction containing:

•     Name of the Fund

•     Dollar amount or number of shares you wish to sell

•     Your name

•     Your account number

•     Signatures of all account owners

Mail your letter to:

Managers

c/o PNC Global Investment

Servicing (U.S.) Inc.

P.O. Box 9769

Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539 (Telephone redemptions are available only for redemptions of less than $50,000 or $2,500,000 for Institutional Class shares of Managers Special Equity Fund)

Over the Internet	Not available	If your account has already been established, go to our Web site at www.managersinvest.com	Go to our Web site at www.managersinvest.com

By bank wire	Not available

Instruct your bank to wire monies to:

PNC Bank, N.A.

Philadelphia, PA

ABA #031000053

FFC to: 8614972935

Managers

Attn: Control Department

FBO shareholder name, account number, and Fund name (Your bank may charge you a fee for this service; call 800.548.4539 if you have questions)

Available if bank wire instructions are on file for your account

*	Redemptions of $50,000 and over or $2,500,000 and over for Institutional Class shares of Managers Special Equity Fund require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone redemptions are available only for redemptions that are below $50,000 or $2,500,000 for Institutional Class shares of Managers Special Equity Fund.

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INVESTMENT MINIMUMS

Your cash investments in the Funds must be in U.S. dollars. We do not accept third-party or “starter” checks.

Managers Funds (Except for Managers Special Equity Fund – Institutional Class shares)

	Initial Investment	Additional Investments
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100

Managers Special Equity Fund (Institutional Class shares)

	Initial Investment	Additional Investments
• Regular Accounts	$2,500,000	$1,000
• Individual Retirement Accounts	$2,500,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

SIGNATURE GUARANTEE

If you are selling $50,000 or more worth of shares or $2,500,000 or more worth of Institutional Class shares of Managers Special Equity Fund, you will need to provide a Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.

We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.

UNAUTHORIZED TRANSACTIONS

The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Funds at 800.548.4539 for instructions.

LIMITATIONS ON THE FUNDS

The Funds may restrict or limit certain transactions, including, but not limited to, the following examples:

•

Redeem your account if its value falls below $500 or $500,000 for Institutional Class shares of Managers Special Equity Fund due to redemptions you make but not until after a Fund gives you 60 days’ notice and the opportunity to reestablish your account balance;

•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;

•	Change the minimum required investment amounts;

•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;

•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;

•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

•

Refuse an exchange request for any person or group if a Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” on page 45.) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders, or impose fees in connection with exchanges or sales.

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SHAREHOLDER GUIDE

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds, commonly referred to as “market timing.” These activities may disrupt management of the Funds’ portfolios, increase the Funds’ expenses, and have a negative impact on the Funds’ performance. Managers International Equity Fund, Managers Emerging Markets Equity Fund, and Managers Global Bond Fund, may be subject to additional risks of frequent trading activities because of the potential for time-zone arbitrage relating to the foreign portfolio securities held by these Funds. As described previously, the Funds have adopted fair value procedures to minimize these risks, and the Redemption/Exchange Fee is intended, in part, to discourage short-term and frequent trading of these Funds’ shares. Managers Special Equity Fund may be subject to additional risks of frequent trading activities because the securities in which the Fund invests tend to be less liquid and their prices more volatile than the securities of larger capitalization companies. As a result, these Funds may be targets for investors that seek to capitalize on price arbitrage opportunities.

Monitoring Trades

To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds’ transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notices the Funds’ transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.

Limiting Trades

The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a financial intermediary that violate the Funds’ frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the financial intermediary has received them.

Although each Fund uses reasonable efforts to prevent market timing activities in the Fund, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Funds’ ability to detect frequent trading activities by investors who hold shares through financial intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

INVESTOR SERVICES

AUTOMATIC INVESTMENTS

You may arrange to make automatic deductions at regular intervals from a designated bank account.

AUTOMATIC REINVESTMENT PLAN

This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of a Fund.

AUTOMATIC REDEMPTIONS

With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.

CHECKWRITING PRIVILEGES

For more information about checkwriting privileges for the Managers Money Market Fund, please call us at 800.548.4539.

RETIREMENT PLANS

You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of the Funds for the same class of shares of other funds managed by the Investment Manager or for other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition the following restrictions apply:

•	The value of the shares exchanged must meet the minimum purchase requirement of the Fund for which you are exchanging them.

•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” on page 40.

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SHAREHOLDER GUIDE

INVESTOR SERVICES (CONTINUED)

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

You can request your exchange in writing; by telephone (if elected on the application); by Internet; or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the prospectus of any fund that you are considering for an exchange. When you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.

ACCOUNT STATEMENTS

The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.

DIVIDENDS AND DISTRIBUTIONS

The Funds normally declare and pay any income dividends and net capital gain distributions, if any, at least annually in December, with the exception of Managers Bond Fund and Managers Money Market Fund. For Managers Bond Fund, any income dividends are normally declared and paid monthly and any net capital gain distributions are normally paid annually in December. For Managers Money Market Fund, income dividends and net capital gain distributions, if any, are declared daily and paid monthly on the third to the last business day. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your election any time by giving the Funds written notice at least 10 days before the scheduled payment date.

CHANGES TO YOUR ACCOUNT

The Funds mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.

CERTAIN FEDERAL INCOME TAX INFORMATION

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.

Each Fund has elected and intends to qualify and be treated each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders.

TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS

For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owns or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•

Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends are taxable to you as long-term capital gains.

•

Long-term capital gain rates applicable to individuals have been temporarily reduced – in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning on or before December 31, 2010. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011.

•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.

•

Properly designated distributions of “qualified dividend income” are taxable to you at the rate that applies to long-term capital gains for taxable years beginning on or before December 31, 2010, provided that both you and the Fund meet certain holding period and other requirements. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011.

•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.

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SHAREHOLDER GUIDE

CERTAIN FEDERAL INCOME TAX INFORMATION (CONTINUED)

Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.

TAXABILITY OF TRANSACTIONS

Any gain or loss that results from the sale, exchange (including an exchange of a Fund’s shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.

OTHER TAX MATTERS

A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s return on those investments generally would be decreased. If more than 50% of the value of a Fund’s total assets at the close of a taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass through” to you foreign income taxes that it pays. If this election is made, you will be required to include your share of those taxes in gross income as a distribution from the Fund and you generally will be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your U.S. federal income tax return, subject to certain limitations.

In addition, certain of a Fund’s investments, including certain debt instruments, derivatives, foreign securities or foreign currencies, and shares of other investment funds could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions).

TAX WITHHOLDING

To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, U.S. federal law requires you to:

•	Provide your social security number (“SSN”) or other taxpayer identification number (“TIN”);

•	Certify that your SSN or TIN is correct; and

•	Certify that you are not subject to back-up withholding

In addition, the Funds must also withhold taxes on distributions and sale proceeds if the Internal Revenue Service (the “IRS”) notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

40	Managers Investment Group

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of all dividends and distributions. This information, derived from the Funds’ Financial Statements, has been audited by [PricewaterhouseCoopers LLP], whose report is included in the Funds’ Annual Report, which is available upon request.

[To be updated by amendment]

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FINANCIAL HIGHLIGHTS

42	Managers Investment Group

FINANCIAL HIGHLIGHTS

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FINANCIAL HIGHLIGHTS

44	Managers Investment Group

HOW TO CONTACT US

MANAGERS FUNDS

INVESTMENT MANAGER AND ADMINISTRATOR

Managers Investment Group LLC

333 W. Wacker Drive

Chicago, Illinois 60606

312.424.1200 or 800.835.3879

DISTRIBUTOR

Managers Distributors, Inc.

333 W. Wacker Drive

Chicago, Illinois 60606

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

800.548.4539

TRUSTEES

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

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PROSPECTUS Managers Funds

WHERE TO FIND ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information (the “SAI”) contains additional information about the Funds and their investments. Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To request free copies of these materials or to make other inquiries, please contact the Funds:

•	By telephone:

800.835.3879

•	By mail:

Managers Funds

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

•	On the Internet:

Electronic copies are available on our Web site

at www.managersinvest.com

Information about the Funds, including the Funds’ current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus.

Reports and other information about the Funds are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.

© 2010 Managers Investment Group LLC

Investment Company Act Registration Number 811-03752

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

THE MANAGERS FUNDS

MANAGERS AMG ESSEX LARGE CAP GROWTH FUND: MGCAX

MANAGERS SPECIAL EQUITY FUND:

Managers Class: MGSEX

Institutional Class: MSEIX

MANAGERS INTERNATIONAL EQUITY FUND: MGITX

MANAGERS EMERGING MARKETS EQUITY FUND: MEMEX

MANAGERS BOND FUND: MGFIX

MANAGERS GLOBAL BOND FUND: MGGBX

MANAGERS MONEY MARKET FUND: MGMXX

STATEMENT OF ADDITIONAL INFORMATION

DATED April 1, 2010

You can obtain a free copy of the Prospectus of any of these Funds by calling the Funds at (800) 835-3879 or by visiting the Funds’ Website at www.managersinvest.com. The Prospectus provides the basic information about investing in the Funds.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with each Fund’s Prospectus dated April 1, 2010.

The Funds’ audited financial statements for the fiscal year ended December 31, 2009 and the related Notes to the Financial Statements for the Funds, as well as the Report of Independent Registered Public Accounting Firm from each Fund’s Annual Report for the fiscal year ended December 31, 2009 are incorporated by reference into this Statement of Additional Information (meaning such documents are legally part of this Statement of Additional Information) and are on file with the Securities and Exchange Commission. The Funds’ Annual Reports are available without charge by calling the Funds at (800) 835-3879 or by visiting the Funds’ Website at www.managersinvest.com or on the Securities and Exchange Commission’s Website at www.sec.gov.

The Managers Money Market Fund currently invests all of its investable assets in the Capital Shares of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Portfolio”), a series of JPMorgan Trust II (Securities Act File No. 002-95973, Investment Company Act File No. 811-04236). The Financial Statements of the JPMorgan Portfolio, including the Report of Independent Registered Public Accounting Firm, for the fiscal year ended February 28, 2009 included in the JPMorgan Portfolio’s Annual Report for the fiscal year ended February 28, 2009, the Financial Statements of the JPMorgan Portfolio for the period from March 1, 2009 through August 31, 2009 included in the JPMorgan Portfolio’s Semi-Annual Report for the period from March 1, 2009 through August 31, 2009, and the information regarding the Trustees of the JPMorgan Portfolio, which is included in the JPMorgan Portfolio’s current Statement of Additional Information, are incorporated by reference into this Statement of Additional Information. You may request a copy of the aforementioned annual and semi-annual reports or Statement of Additional Information at no charge by calling Managers Investment Group LLC (the “Investment Manager”) at (800) 835-3879.

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APPENDIX M	M-1

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GENERAL INFORMATION

This Statement of Additional Information (“SAI”) relates to Managers AMG Essex Large Cap Growth Fund (the “Large Cap Growth Fund”), Managers Special Equity Fund (the “Special Equity Fund”), Managers International Equity Fund (the “International Equity Fund”), Managers Emerging Markets Equity Fund (the “Emerging Markets Equity Fund”), Managers Bond Fund (the “Bond Fund”), Managers Global Bond Fund (the “Global Bond Fund”) and Managers Money Market Fund (the “Money Market Fund”). Each of the Large Cap Growth Fund, Special Equity Fund, International Equity Fund and Emerging Markets Equity Fund is referred to as an “Equity Fund,” collectively the “Equity Funds,” and each of the Bond Fund and Global Bond Fund is referred to as a “Bond Fund,” collectively the “Bond Funds.” Each of the Equity Funds, Bond Funds, and Money Market Fund is referred to as a “Fund,” collectively the “Funds.” Each Fund is a series of shares of beneficial interest of The Managers Funds (the “Trust”), a Massachusetts business trust. The Trust and each Fund are part of the Managers family of funds, which consists of 34 open-end mutual funds in the Trust, Managers Trust I, Managers Trust II, and Managers AMG Funds (the “Managers Fund Complex”). The Trust was organized on November 23, 1987.

The Special Equity Fund and International Equity Fund have each established three classes of shares: Managers Class, Institutional Class and R Shares. R Shares of Special Equity Fund are not currently being offered, and there are no R Shares currently outstanding. The International Equity Fund currently offers only Managers Class shares, and there are no R Shares or Institutional Class shares currently outstanding.

This SAI describes the financial history, management and operation of each Fund, as well as each Fund’s investment objectives and policies. It should be read in conjunction with each Fund’s current Prospectus dated April 1, 2010. The executive office of the Trust is located at 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Managers Investment Group LLC (the “Investment Manager” or “Managers”), an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Equity and Bond Funds and is responsible for the overall administration of the Equity and Bond Funds as well as the Money Market Fund. It selects and recommends, subject to the approval of the Trust’s Board of Trustees (the “Trustees”), an independent asset manager, or a team of independent asset managers (the “Subadvisor” or “Subadvisors”), to manage each Equity and Bond Fund’s investment portfolio. The Investment Manager also monitors the performance, security holdings and investment strategies of these Subadvisors and researches any potential new Subadvisors for the Equity and Bond Funds. See “Management of the Equity and Bond Funds” and “Management of the Money Market Fund and the JPMorgan Portfolio” for more information.

The Money Market Fund invests all of its investable assets in the Capital Shares of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Portfolio”). The JPMorgan Portfolio is a series of JPMorgan Trust II, a statutory trust organized under the laws of the State of Delaware. The investment advisor of the JPMorgan Portfolio is J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”).

Investments in the Funds are not:

•	Deposits or obligations of any bank;

•	Guaranteed or endorsed by any bank; or

•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

INVESTMENT POLICIES OF THE EQUITY AND BOND FUNDS

This section, “Investment Objectives and Policies of the Equity and Bond Funds”, relates solely to the Equity and Bond Funds. Under this section only, with respect to the following investment techniques and associated risks numbered (1) through (27), each Equity and Bond Fund is referred to as a “Fund” and collectively as the “Funds”.

The Trust is an open-end investment management company, and each of the Equity and Bond Funds is a diversified series of the Trust.

Investment Techniques and Associated Risks of the Equity and Bond Funds

The following are descriptions of the types of securities and instruments that may be purchased by the Equity and Bond Funds. The information below does not describe every type of investment, technique or risk to which the Equity and Bond Funds may be exposed. Each of the Equity and Bond Funds reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions of the Equity and Bond Funds.” Also see “Quality and Diversification Requirements for the Equity and Bond Funds.”

(1) Asset-Backed Securities. These securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. Asset-backed securities provide periodic payments that generally consist of both principal and interest payments that must be guaranteed by a letter of credit from an unaffiliated bank for a specified amount and time.

Asset-backed securities are subject to certain risks. These risks generally arise out of the security interest in the assets collateralizing the security. For example, credit card receivables are generally unsecured and the debtors are entitled to a number of protections from the state and through federal consumer laws, many of which give the debtor the right to offset certain amounts of credit card debts and thereby reducing the amounts due. In general, these types of loans have a shorter life than mortgage loans and are less likely to have substantial prepayments.

(2) Borrowing. Each Fund may borrow from banks and enter into reverse repurchase agreements or forward roll transactions up to 33 1/3% of the value of the Fund’s total assets taken at market value (computed at the time the loan is made), including the amount borrowed, in order to take advantage of investment opportunities, for extraordinary or emergency purposes, or for the clearance of transactions. In addition, each Fund may borrow up to an additional 5% of its total assets for temporary purposes. Typically, a Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. In addition, the Trust, on behalf of each Fund, except the Money Market Fund, has entered into a master interfund lending agreement that would allow each Fund to borrow, for temporary purposes only, from other funds, except the Money Market Fund, in the Managers Fund Complex managed by the Investment Manager, subject to each Fund’s fundamental investment restrictions and provided such borrowings do not exceed the amount permitted by Section 18 of the Investment Company Act of 1940, as amended (the “1940 Act”). Please see “Interfund Lending” below for more information. If a Fund’s asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings even though it may be disadvantageous at that time from an investment point of view. A Fund will incur costs when it borrows, including payment of interest and any fee necessary to maintain a line of credit, and may be required to maintain a minimum average balance. If a Fund is permitted to borrow money to take advantage of investment opportunities, if the income and appreciation on assets acquired with such borrowed funds exceed their borrowing cost, a Fund’s investment performance will increase, whereas if the income and appreciation on assets acquired with borrowed funds are less than their borrowing costs, investment performance will decrease. In addition, if a Fund borrows to invest in securities, any investment gains made on the securities in excess of the costs of the borrowing, and any gain or loss on hedging, will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund’s shares will decrease faster than would otherwise be the case. This speculative characteristic is known as “leverage.”

(3) Cash Equivalents. Cash equivalents include certificates of deposit, bankers acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become “accepted” when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are “accepted” by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) or savings and loan association (“S&L”) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper. Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of up to nine (9) months. Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

At the time any of the Funds invest in taxable commercial paper, the issuer must have an outstanding debt rated A-1 or higher by Standard & Poor’s Ratings Group (“S&P”) or the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s Investors Services, Inc. (“Moody’s”) (or a similar rating by any nationally recognized statistical rating organization). If no such ratings are available, the investment must be of comparable quality in the opinion of the Investment Manager or a Fund’s Subadvisor(s).

Repurchase Agreements. In a repurchase agreement, a Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally reflects the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security.

Repurchase agreements are subject to certain risks that may adversely affect a Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, the Fund’s ability to dispose of the collateral may be delayed or limited.

Time Deposits. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated.

(4) Common Stocks. Common stocks are securities that represent a unit of ownership in a corporation. A Fund’s transactions in common stock represent “long” transactions where the Fund owns the securities being sold, or will own the securities being purchased. Prices of common stocks will rise and fall due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies.

(5) Emerging Market Securities. Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

Investors should be aware that the value of a Fund’s investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and, therefore, may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect a Fund’s operations and the ability to obtain a judgment against an issuer in an emerging market country.

(6) Eurodollar Bonds. Eurodollar bonds are bonds issued outside the U.S. and are denominated in U.S. dollars.

(7) Foreign Currency Considerations. Changes in foreign exchange rates will affect the U.S. dollar value of securities that are denominated in non-U.S. currencies. In addition, a Fund’s income from foreign currency-denominated securities is typically denominated in foreign currency. When a Fund receives income denominated in foreign currencies, it computes the U.S. dollar value of that income earned by the Fund for purposes of determining Fund distributions at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. dollar between the time that the Fund earns the income and the time that the income is converted into U.S. dollars, the Fund may be required to liquidate other assets in order to make up the shortfall.

Forward Foreign Currency Exchange Contracts. The Funds may enter into forward currency contracts for any purpose, including to attempt to hedge currency exposure or to enhance return. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will be able to close out a forward currency contract at a favorable price prior to maturity.

A Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular currency forward, for example, when it wanted to hold bonds denominated in that currency but anticipated, and sought to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might purchase a currency forward to “lock in” the dollar price of securities denominated in that currency which it anticipated purchasing. To avoid leverage in connection with forward currency transactions, a Fund will set aside with its custodian securities considered to be liquid by the Fund’s Subadvisor in accordance with procedures established by the Trustees, or hold a covered position against any potential delivery or payment obligations under any outstanding contracts, in an amount equal to open positions in forwards used for non-hedging purposes.

The use of currency contracts entails certain risks. Forward currency contracts are not traded on regulated exchanges. When a Fund enters into a forward currency contract, it incurs the risk of default by the counterparty to the transaction. Currency markets may not move as predicted or a Fund may not be able to enter into an offsetting transaction when desired, resulting in losses.

(8) Foreign Securities. Investment in securities of foreign entities and securities denominated in foreign currencies involves risks typically not present to the same degree in domestic investments. There may be less publicly available information about foreign issuers or securities than about U.S. issuers or securities, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. With respect to unsponsored American Depositary Receipts (“ADRs”), these programs cover securities of companies that are not required to meet either the reporting or accounting standards of the United States. Many foreign financial markets, while generally growing in volume, continue to experience substantially less volume than domestic markets, and securities of many foreign companies are less liquid and their prices are more volatile than the securities of comparable U.S. companies. In addition, brokerage commissions, custodial services and other costs related to investment in foreign markets (particularly emerging markets) generally are more expensive than in the United States. Such foreign markets also may have longer settlement periods than markets in the United States as well as different settlement and clearance procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of a portfolio security or, if a Fund had entered into a contract to sell the security, could result in possible liability to the purchaser. Settlement procedures in certain emerging markets also carry with them a heightened risk of loss due to the failure of the broker or other service provider to deliver cash or securities.

The risks of foreign investing are of greater concern in the case of investments in emerging markets which may exhibit greater price volatility and risk of principal, have less liquidity and have settlement arrangements which are less efficient than in developed markets. Furthermore, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

The value of a Fund’s portfolio securities computed in U.S. dollars will vary with increases and decreases in the exchange rate between the currencies in which the Fund has invested and the U.S. dollar. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund’s holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund’s net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Fund.

The rate of exchange between the U.S. dollar and other currencies is influenced by many factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the price of oil, the pace of activity in the industrial countries, including the United States, and other economic and financial conditions affecting the world economy.

The Funds will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by a Fund’s Subadvisor(s) to be fully exchangeable into U.S. dollars without legal restriction. The Funds may purchase securities that are issued by the government, a corporation, or a financial institution of one nation but denominated in the currency of another nation. To the extent that a Fund invests in ADRs, the depositary bank generally pays cash dividends in U.S. dollars regardless of the currency in which such dividends originally are paid by the issuer of the underlying security.

Several of the countries in which the Funds may invest restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitation on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains), (ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor’s right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries. Investments in such countries may only be permitted through foreign government approved or authorized investment vehicles, which may include other investment companies. Therefore, the Funds may invest in such countries through the purchase of shares of investment companies organized under the laws of such countries. In addition, it may be less expensive and more expedient for a Fund to invest in a foreign investment company in a country which permits direct foreign investment. Please see “Investment Policies of the Equity and Bond Funds – Investment Company Securities” below for more information on the risks of investing in other investment companies.

A Fund’s interest and dividend income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund also may be subject to taxes on trading profits in some countries. In addition, many of the countries in the Pacific Basin have a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes will increase the cost to the Funds of investing in any country imposing such taxes. For United States federal income tax purposes, United States shareholders may be entitled to a credit or deduction to the extent of any foreign income taxes paid by certain of the Funds. See “Certain Federal Income Tax Matters” below for more information.

(9) Futures Contracts and Options on Futures Contracts. The Funds may use futures contracts, including futures contracts on global equity and fixed income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices), for any purpose. The Funds may invest in foreign exchange futures contracts and options thereon (“options on futures”) that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The Funds may purchase and sell futures contracts on various security indices (“Index Futures”), including indices of U.S. government securities, foreign government securities, equity securities or fixed income securities, and related options. Through the use of Index Futures and related options, a Fund may create economic exposure in its portfolio to long and short positions in the global (U.S. and non-U.S.) equity, bond and currency markets without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. The Funds may enter into futures contracts for the purchase or sale of fixed income securities, equity securities or foreign currencies, and may also use options on securities or currency futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index (“Index”) at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. The Funds will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, a Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

The Funds may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract’s life are required to settle on the next business day (based upon the value of the relevant Index on the expiration day), with settlement made with the appropriate clearing house. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.

The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor’s 100 Stock Index (the “S&P 100 Index”) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (“NYSE”). The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If a Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE Composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which a Fund may invest will be developed and traded in the future.

Interest Rate Futures Contracts. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month at a price fixed in the contract.

The Funds may purchase and sell interest rate futures as a hedge against changes in interest rates that would adversely impact the value of debt instruments and other interest rate sensitive securities being held or to be purchased by a Fund. A Fund might employ a hedging strategy whereby it would purchase an interest rate futures contract when it intends to invest in long-term debt securities but wishes to defer their purchase until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Fund or avoided by taking delivery of the debt securities under the futures contract.

A Fund would sell an interest rate futures contract to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates rise, a decline in the value of the debt security held by the Fund would be substantially offset by the ability of the Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Fund could sell the long-term debt security and invest in a short-term security, this would ordinarily cause the Fund to give up income on its investment since long-term rates normally exceed short-term rates.

The Funds may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indices (discussed below). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

When a Fund purchases or sells a futures contract, the Fund is required to post margin (“initial margin”) with the futures commission merchant executing the transaction. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin does not represent a borrowing or loan by a Fund, but rather is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. In computing daily net asset value, a Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.

Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Limitations on Use of Futures and Options on Futures. The Funds will only enter into futures contracts and options on futures which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system, or in the case of options on futures, for which an established over-the-counter (“OTC”) option market exists. The Funds may utilize futures contracts and related options for any purpose, including for investment purposes and for “bona fide hedging” purposes (as such term is defined in applicable regulations of the Commodity Futures Trading Commission), for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. For instance, a Fund may invest to a significant degree in Index Futures on stock indices and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust their exposure to a particular market.

When purchasing a futures contract, a Fund will segregate or earmark (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s Subadvisor in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract on the Fund’s records. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will segregate or earmark (and mark-to-market on a daily basis) assets determined to be liquid by the Subadvisor in accordance with procedures established by the Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Funds’ Custodian).

When selling a call option on a futures contract, a Fund will segregate or earmark (and mark-to-market on a daily basis) assets determined to be liquid by the Subadvisor in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will segregate or earmark (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s Subadvisor in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

Due to an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), the Funds will not be subject to registration or regulation as commodity pool operators under the CEA.

Risks Associated with Futures and Options on Futures. There are several risks associated with the use of futures contracts and options on futures as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures on securities, including technical influences in futures trading and options on futures, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. Also, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain a position being hedged by the future or option or to maintain cash or securities in a segregated account. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

(10) Illiquid Securities, Private Placements and Certain Unregistered Securities. Each Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. Rule 144A securities are securities that are eligible for resale without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to Rule 144A under the 1933 Act. A Fund may not acquire illiquid holdings if, as a result, more than 15% of its net assets would be in illiquid investments. Subject to this limitation, a Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the 1933 Act and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered “illiquid” if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in a Fund’s portfolio. The price a Fund’s portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will take into account any limitations on their liquidity.

Rule 144A securities may be determined to be liquid or illiquid in accordance with the guidelines established by the Investment Manager and approved by the Trustees. The Trustees will monitor compliance with these guidelines on a periodic basis. Investment in these securities entails the risk to a Fund that there may not be a buyer for these securities at a price which a Fund believes represents the security’s value should the Fund wish to sell the securities. If a security a Fund holds must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. In addition, in these circumstances a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than when it first decided to sell the security.

(11) Interfund Lending. To satisfy redemption requests or to cover unanticipated cash shortfalls (due to “sales fails” or other factors), the Funds, except the Money Market Fund, have entered into a master interfund lending agreement (“Interfund Lending Agreement”) under which a Fund would lend money and borrow money for temporary purposes directly to and from another fund, except the Money Market Fund, in the Managers Fund Complex through a credit facility (each an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its fundamental investment restrictions. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments either directly or through a money market fund.

If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another fund in the Managers Fund Complex, the Fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility only on a secured basis. A Fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the Fund’s fundamental investment restrictions.

No Fund may lend to another fund in the Managers Fund Complex through the interfund lending credit facility if the Interfund Loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s current net assets at the time of the Interfund Loan. A Fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs.

(12) Inverse Floating Obligations. The Bond Fund and the Global Bond Fund may invest up to 25% of each Fund’s total assets in inverse floating obligations. Inverse floating obligations, also referred to as residual interest bonds, have interest rates that decline when market rates increase and vice versa. They are typically purchased directly from the issuing agency.

These obligations entail certain risks. They may be more volatile than fixed-rate securities, especially in periods where interest rates are fluctuating. In order to limit this risk, the Subadvisor(s) may purchase inverse floaters that have a shorter maturity or contain limitations on their interest rate movements.

(13) Investment Company Securities. Each Fund may invest some portion of its assets in shares of other investment companies, including exchange traded funds (“ETFs”) and money market funds, to the extent that they may facilitate achieving the investment objective of each Fund or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. A Fund’s purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. A Subadvisor will consider such fees in determining whether to invest in other investment companies. A Fund will invest only in investment companies which do not charge a sales load; however, a Fund may invest in such companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies and ETFs.

The return on a Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. A Fund’s investment in a closed-end investment company may require the payment of a premium above the net asset value of the investment company’s shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company’s assets. A Fund, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

The provisions of the 1940 Act may impose certain limitations on a Fund’s investments in other investment companies. In particular, a Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate (the “Limitation”). A Fund may be able to rely on an exemption from the Limitation if (i) the investment company in which the Fund would like to invest has received an order for exemptive relief from the Limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any terms and conditions in such order. In addition, pursuant to rules adopted by the SEC, a Fund may invest (1) in shares issued by money market funds and (2) in shares issued by affiliated funds in excess of the Limitation.

As an exception to the above, each Fund has the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as that of the Fund. A Fund will notify its shareholders prior to initiating such an arrangement.

[The SEC has issued an exemptive order to iShares® Trust and iShares, Inc. (“iShares®”), which are open-end management investment companies registered under the 1940 Act. The order permits other investment companies, such as the Funds, to invest in the various series of iShares® in excess of the Limitation, subject to certain terms and conditions, including that the investment companies enter into an agreement with iShares®. iShares® are “index funds” that operate as ETFs and seek to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular market index (e.g., S&P 500 Index, Russell 2000® Index); shares of iShares® are traded on national securities exchanges, such as the NYSE and American Stock Exchange. In accordance with the exemptive order, the Funds may enter into such an agreement with iShares® in order to permit the Funds to invest in iShares® in excess of the Limitation. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor iShares® make any representations regarding the advisability of investing in the Funds. To the extent other investment companies obtain similar exemptive relief from the SEC, the Funds may seek to qualify to invest in such other investment companies in excess of the Limitation.]

(14) Mortgage-Related Securities. Mortgage-related securities include collateralized mortgage obligations (“CMOs”), mortgage-backed bonds and “pass-throughs.” Pass-throughs, which are certificates that are issued by governmental, government-related or private organizations, are backed by pools of mortgage loans and provide investors with monthly payments. Pools that are created by non-government issuers generally have a higher rate of interest than pools of government and government related issuers. This is because there is no express or implied government backing associated with non-government issuers.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association (“GNMA”)), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by Fannie Mae (“FNMA”) or Freddie Mac (“FHLMC”)). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be uninsured or may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

Collateralized Mortgage Obligations. CMOs are obligations that are fully collateralized by a portfolio of mortgages or mortgage-related securities. There are different classes of CMOs, and certain classes have priority over others with respect to prepayment on the mortgages. Therefore, a Fund may be subject to greater or lesser prepayment risk depending on the type of CMOs in which the Fund invests. Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, a Fund could sustain a loss.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are derivative securities usually structured with two classes that receive different proportions of the interest and principal distributions from an underlying pool of mortgage assets. A Fund may purchase securities representing only the interest payment portion of the underlying mortgage pools (commonly referred to as “IOs”) or only the principal portion of the underlying mortgage pools (commonly referred to as “POs”). Stripped mortgage-backed securities are more sensitive to changes in prepayment and interest rates and the market for such securities is less liquid than is the case for traditional debt securities and mortgage-backed securities. The yield on IOs is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of repayment may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund will fail to recoup fully its initial investment in these securities, even if they are rated high quality.

Real Estate Mortgage Investment Conduits. Real Estate Mortgage Investment Conduits are CMO vehicles that qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and invest in mortgages principally secured by interests in real property and other investments permitted by the Code.

GNMA Mortgage Pass-Through Certificates. GNMA Mortgage Pass-Through Certificates (“Ginnie Maes”) are undivided interests in a pool of mortgages insured by the Federal Housing Administration, the Farmers Home Administration or the Veterans Administration. They entitle the holder to receive all payments of principal and interest, net of fees due to GNMA and the issuer. Payments are made to holders of Ginnie Maes whether payments are actually received on the underlying mortgages. This is because Ginnie Maes are guaranteed by the full faith and credit of the United States. GNMA has the unlimited authority to borrow funds from the U.S. Treasury to make payments to these holders.

FNMA Guaranteed Mortgage Pass-Through Certificates. FNMA Mortgage Pass-Through Certificates (“Fannie Maes”) are undivided interests in a pool of conventional mortgages. They are secured by the first mortgages or deeds of trust on residential properties. There is no obligation to distribute monthly payments of principal and interest on the mortgages in the pool. They are guaranteed only by FNMA and are not backed the full faith and credit of the United States.

FHLMC Guaranteed Mortgage Pass-Through Certificates. FHLMC, a corporate instrumentality of the U.S. Government, issues participation certificates which represent interests in pools of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but these securities are not backed by the full faith and credit of the U.S. Government.

Mortgage-Backed Bonds. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer’s payment obligations on the bonds but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, a Fund could sustain a loss.

[Recent Events Regarding FNMA and FHLMC Securities. The value of FNMA and FHLMC’s securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. More recently, in September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to FNMA and FHLMC. First, the U.S. Treasury has entered into Preferred Stock Purchase Agreements (“PSPAs”) under which, if the FHFA determines that FNMA’s or FHLMC’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by FNMA and FHLMC. Second, the U.S. Treasury established a new secured lending credit facility that is available to FNMA and FHLMC, which was originally set to expire in December 2009 but has been extended until March 2010 with respect to newly issued asset-backed securities and existing commercial mortgage-backed securities, and June 2010 with respect to newly issued commercial mortgage-backed securities. Third, the U.S. Treasury initiated a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which was originally set to expire in December 2009 but is expected to continue until October 2010. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.]

Risks Associated with Mortgage-Related Securities. There are certain risks associated with mortgage-related securities, such as prepayment risk and default risk. Although there is generally a liquid market for these investments, those certificates issued by private organizations may not be readily marketable. The value of mortgage-related securities depends primarily on the level of interest rates, the coupon rates of the certificates and the payment history of the underlying mortgages. The risk of defaults associated with mortgage-related securities is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages.

(15) Municipal Bonds. Each Fund may invest in three types of municipal bonds: General obligation bonds, revenue bonds and industrial development bonds. General obligation bonds are bonds issued by states, counties, cities, towns and regional districts. The proceeds from these bonds are used to fund municipal projects. Revenue bonds are bonds that receive net revenues from a particular facility or other specific source. Industrial development bonds are considered to be municipal bonds if the interest paid on these bonds is exempt from federal taxes. They are issued by public authorities and are used to raise money to finance public and privately owned facilities for business, manufacturing and housing.

(16) Obligations of Domestic and Foreign Banks. Each Fund may purchase obligations of domestic and foreign banks and foreign branches of domestic banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations.

(17) Options. The Large Cap Growth Fund and the Special Equity Fund may write (sell) covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts, provided that the options are listed on a national securities exchange or a futures exchange. The Large Cap Growth Fund and the Special Equity Fund may write (sell) covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts. The Large Cap Growth Fund and the Special Equity Fund may buy options on individual stocks, equity indices and equity futures contracts. The Bond Fund and the Global Bond Fund may buy puts and calls on individual bonds and on interest rate futures contracts.

A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying security or instrument at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security or instrument at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. The Funds may purchase put and call options on a variety of underlying securities and instruments, including, but not limited to, specific securities, securities indices, futures contracts and foreign currencies.

The Funds may purchase call options for any purpose. For example, a Fund may purchase a call option as a long hedge. Call options also may be used as a means of participating in an anticipated price increase of a security or instrument on a more limited risk basis than would be possible if the security or instrument itself were purchased. In the event of a decline in the price of the underlying security or instrument, use of this strategy would serve to limit a Fund’s potential loss to the option premium paid; conversely, if the market price of the underlying security or instrument increases above the exercise price and the Fund either sells or exercises the option, any profit realized would be reduced by the premium.

The Funds may purchase put options for any purpose. For example, a Fund may purchase a put option as a short hedge. The put option enables the Fund to sell the underlying security or instrument at the predetermined exercise price; thus the potential for loss to the Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security or instrument is lower than the exercise price of the put option, any profit the Fund realizes on the sale of the security or instrument would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

The Funds may write put or call options for any purpose. For example, a Fund may write a put or call to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, the Fund may also suffer a loss as a result of writing options. For example, if the market price of the security or instrument underlying a put option declines to less than the exercise price of the option, minus the premium received, the Fund would suffer a loss. A Fund will segregate or earmark assets or otherwise “cover” written call or put options in accordance with applicable SEC guidelines.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged security or instrument would be offset to the extent of the premium received for writing the option. However, if the underlying security or instrument appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the underlying security or instrument at less than its market value. If the call option is an OTC option, the securities or other assets used as cover may be considered illiquid. Covered call options will generally be written on securities and currencies which, in the opinion of the Fund’s Subadvisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Funds.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the underlying security or instrument depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the underlying security or instrument at more than its market value. If the put option is an OTC option, the securities or other assets used as cover may be considered illiquid. A Fund would generally write covered put options in circumstances where the Subadvisor wishes to purchase the underlying security or currency for that Fund’s portfolio at a price lower than the current market price of the security or currency.

The value of an option position will reflect, among other things, the current market value of the underlying security or instrument, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying security or instrument, the historical price volatility of the underlying security or instrument and general market conditions.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options. Options offer large amounts of leverage, which will result in a Fund’s net asset value being more sensitive to changes in the value of the related instrument. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration, if at all.

If a Fund were unable to effect a closing transaction for an option it had purchased, due to the absence of a counterparty or secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options have varying expiration dates. The exercise price of the options may be below, equal to or above the current market value of the underlying security or instrument. Options purchased by a Fund that expire unexercised have no value, and the Fund will realize a loss in the amount of the premium paid and any transaction costs. If an option written by a Fund expires unexercised, the Fund realizes a gain equal to the premium received at the time the option was written. Transaction costs must be included in these calculations.

Options on Indices. The Funds may invest in options on indices. Puts and calls on indices are similar to puts and calls on other investments except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities, futures contracts or other investments. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. The risks of investment in options on indices may be greater than options on securities, futures contracts or other investments. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying index. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities or instruments similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities or instruments as underlie the index and, as a result, bears a risk that the value of the securities or instruments held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Fund as the call writer will not learn of the assignment until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security or instrument, such as common stock, because there the writer’s obligation is to deliver the underlying security or instrument, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security or instrument, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds investments that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those investments against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding security or instrument positions.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Risks Related to OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. In addition, OTC options are generally considered illiquid by the SEC.

A Fund can use both European style or American style options. A European-style option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Foreign Currency Options. The Funds may use currency options, for example, to cross-hedge or to increase total return when a Fund’s Subadvisor anticipates that the currency will appreciate or depreciate in value. A Fund may additionally buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which the Fund’s securities may be denominated. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. A Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency’s value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Fund would be reduced by the premium paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Fund anticipates purchasing securities.

The Funds may buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Listed options are third party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. Over-the-counter options are two party contracts with negotiated strike prices and expiration dates.

Additional Risks of Foreign Options. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

(18) Preferred Stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights. Prices of preferred stocks will rise and fall due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies.

(19) Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a price and on a date mutually agreed upon by the parties. The price reflects interest at a rate in effect for the term of the agreement. For the purposes of the 1940 Act, a reverse repurchase agreement is treated as a borrowing and, therefore, a form of leverage which may magnify any gains or losses for a Fund.

A Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the term of the reverse repurchase agreement itself. A Fund will earmark or establish and maintain a segregated account with the Custodian consisting of liquid assets in an amount that is at least equal to the amount of its obligation under the reverse repurchase agreement.

(20) Rights and Warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer’s securities at a stated price for a stated time. The holder of a right or warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the right or warrant. Such investments provide greater potential for profit than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Fund would lose its entire investment in such warrant.

(21) Securities Lending. Each Fund may lend its portfolio securities in order to realize additional income. This lending is subject to a Fund’s investment policies and restrictions. Each Fund may lend its investment securities so long as (i) the loan is secured by collateral having a market value at all times not less than 102% (105% in the case of certain foreign securities) of the value of the securities loaned, (ii) such collateral is marked to market on a daily basis, (iii) the loan is subject to termination by the Fund at any time, and (iv) the Fund receives reasonable interest on the loan. When cash is received as collateral, a Fund will invest the cash received in short-term instruments to earn additional income. The Fund will bear the risk of any loss on any such investment. The Funds may pay reasonable finders, administrative and custodial fees to persons that are unaffiliated with the Fund for services in connection with loans of portfolio securities. In addition, voting rights may pass with the loaned portfolio securities, but if a material event occurs affecting an investment on loan, the loan will be recalled and the securities voted by the Fund.

(22) Segregated Accounts or Cover. Each Fund will comply with guidelines of the SEC or its staff regarding covering certain financial transactions, including options, futures contracts, options on futures, forward contracts, swaps and other derivative transactions, and will, if the guidelines require, segregate on its books cash or other liquid assets in the prescribed amount as determined daily. In addition to the methods of segregating assets or otherwise “covering” such transactions described in this SAI, each Fund may cover the transactions using other methods currently or in the future permitted under the 1940 Act, the rules and regulations thereunder or orders issued by the SEC thereunder. For these purposes, interpretations and guidance provided by the SEC staff may be taken into account when deemed appropriate by each Fund.

Assets used as cover cannot be sold while the position in the corresponding instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of each Fund’s assets to cover in accounts could impede portfolio management or each Fund’s ability to meet redemption requests or other current obligations.

(23) Short Sales. The Funds may engage in short selling.

A short sale is generally the sale of a security that the seller does not own. In order to engage in a short sale, a Fund arranges with a broker to borrow the security being sold short. The Fund must deposit with the broker collateral, consisting of cash, or marketable securities, to secure the Fund’s obligation to replace the security and segregate liquid assets, so that the total of the amounts deposited with the broker and segregated is equal to the current value of the securities sold short. In addition, the Fund must pay the broker any dividends or interest paid on the borrowed security during the time the short position is open. In order to close out its short position, the Fund will replace the security by purchasing the security at the price prevailing at the time of replacement. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, the Fund will experience a gain to the extent the difference in price is greater than the costs associated with establishing, maintaining and closing out the short position. Each Fund may engage in “short sales against the box” which involve selling short a security in which the Fund currently holds a position or that the Fund has a right to acquire, while at the same time maintaining its current position in that security or retaining the right to acquire the security.

Short sales that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

The SEC and other (including non-U.S.) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which a Fund may enter into short positions. Any such restrictions may hinder a Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.

(24) Swap Agreements. The Funds may engage in swap transactions, including, but not limited to swap agreements on interest rates, security indices, specific securities and currency exchange rates.

The Funds may enter into index swap agreements for purposes of attempting to gain exposure to the securities making up an index in a market without actually purchasing those securities. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund from the counterparty) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid by the Subadvisor in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party that is engaged in a securities related business if the net amount owed or to be received under existing contracts with that party, along with investments in other securities issued by such counterparty, would exceed 5% of the Fund’s assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Fund’s Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements will be considered to be illiquid and a Fund’s obligations under such agreements, together with other illiquid assets and securities, will not exceed 15% of the Fund’s net assets. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on a Fund by the Code may limit the Fund’s ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The Funds may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. A Fund will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate or currency swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund’s Custodian. If a Fund enters into an interest rate or currency swap on other than a net basis it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Fund will not enter into any interest rate or currency swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least “high quality” by at least one Nationally Recognized Statistical Rating Organization at the time of entering into such transaction.

The Funds may seek to protect the value of its investments from interest rate fluctuations by entering into interest rate swaps and the purchase or sale of interest rate caps, floors and collars. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. A Fund may also enter into these transactions to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as a hedge and not as speculative investments.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest rate collar combines elements of buying a cap and selling a floor.

A Fund may enter into interest rate swaps, caps, floors, and collars on either an asset-based or liability-based basis depending on whether it is hedging its assets or its liabilities, and will only enter into such transactions on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each interest rate swap, cap, floor, or collar will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by the Custodian.

If there is a default by the other party to an interest rate transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents. As a result, the swap market has become well established and provides a degree of liquidity. Caps, floors and collars are more recent innovations which tend to be less liquid than swaps.

(25) U.S. Treasury Securities. The Bond Fund and the Global Bond Fund may invest in direct obligations of the U.S. Treasury. These obligations include Treasury bills, notes and bonds, all of which have their principal and interest payments backed by the full faith and credit of the U.S. Government.

Additional U.S. Government Securities. The Bond Fund and the Global Bond Fund may invest in obligations issued by the agencies or instrumentalities of the United States Government. These obligations may or may not be backed by the “full faith and credit” of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the GNMA, the Farmers Home Administration and the Export-Import Bank. For those securities which are not backed by the full faith and credit of the United States, the Fund must principally look to the federal agency guaranteeing or issuing the obligation for ultimate repayment and therefore may not be able to assert a claim against the United States itself for repayment in the event that the issuer does not meet its commitments. The securities which the Funds may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (a) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (b) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and (c) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

(26) Variable Rate Securities. The Bond Fund and the Global Bond Fund may invest in variable rate securities. Variable rate securities are debt securities which do not have a fixed coupon rate. The amount of interest to be paid to the holder is typically contingent on another rate (“contingent security”) such as the yield on 90-day Treasury bills. Variable rate securities may also include debt securities which have an interest rate which resets in the opposite direction of the rate of the contingent security.

(27) When-Issued Securities. Each Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to a Fund until a settlement takes place. At the time a Fund makes a commitment to purchase securities on a when-issued basis, it will record the transaction, reflect the daily value of the securities when determining its net asset value, and if applicable, calculate the maturity for the purposes of determining its average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of its purchase price.

In connection with these transactions, a Fund will maintain a segregated account with the Custodian containing liquid assets in an amount which is at least equal to the commitments. On the delivery dates of the transactions, a Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, a Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow a Fund to hedge against changes in interest rates.

INVESTMENT POLICIES OF THE MONEY MARKET FUND

The JPMorgan Portfolio is an open-end, diversified management investment company having substantially the same investment objective and policies as the Money Market Fund.

The Money Market Fund is designed for investors who seek to maximize current income consistent with the preservation of capital and same day liquidity. The Money Market Fund seeks to achieve this objective by investing all of its investable assets in the JPMorgan Portfolio.

The JPMorgan Portfolio’s investment objective is to seek current income with liquidity and stability of principal. The JPMorgan Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 75 days and by investing in U.S. dollar-denominated securities that meet certain rating criteria, present minimal credit risk and have remaining maturities of 397 days or less as determined under Rule 2a-7 of the 1940 Act.

Investment Techniques and Associated Risks of the Money Market Fund

The following are descriptions of the types of money market instruments that may be purchased by the JPMorgan Portfolio. The information below does not describe every type of investment, technique or risk to which the Money Market Fund may be exposed. The Money Market Fund or the JPMorgan Portfolio reserve the right, without notice, to make any investment or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions of the Money Market Fund” and “Fundamental Investment Restrictions of the JPMorgan Portfolio.” Also see “Quality and Diversification Requirements for the JPMorgan Portfolio” below.

(1) U.S. Government Obligations. The JPMorgan Portfolio may invest in U.S. government obligations, which may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the U.S., and separately traded principal and interest component parts of such obligations that are transferable through the Federal book entry system known as STRIPS (as described below) and Coupon Under Book Entry Safekeeping (“CUBES”). The JPMorgan Portfolio may also invest in Treasury Inflation-Protected Securities (“TIPS”).

The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities.

Additional U.S. Government Securities. The JPMorgan Portfolio may invest in other obligations, which include those issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the U.S. Securities which are backed by the full faith and credit of the U.S. include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the U.S., the JPMorgan Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments. Securities in which the JPMorgan Portfolio may invest that are not backed by the full faith and credit of the U.S. include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), which are supported only by the credit of such securities, but for which the Secretary of the Treasury has discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

(2) Treasury Receipts. The JPMorgan Portfolio may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”). Receipts in which an entity other than the government separates the interest and principal components are not considered government securities unless such securities are issued through the STRIPS program.

(3) Sovereign Obligations. The JPMorgan Portfolio, subject to its applicable investment policies, may invest in sovereign debt, which includes investments in securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. These securities must be denominated in U.S. Dollars. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the JPMorgan Portfolio may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the JPMorgan Portfolio’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

(4) Bank Obligations. The JPMorgan Portfolio, unless otherwise noted, may invest in bank obligations, which consist of bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by the JPMorgan Portfolio, a bankers’ acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion. Such certificates of deposit include Eurodollar and Yankee certificates of deposits. Eurodollar certificates of deposit are U.S. dollar -denominated certificates of deposit issued by branches of foreign and domestic banks located outside the U.S. Yankee certificates of deposit are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S. To be eligible for purchase by the JPMorgan Portfolio, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, in each case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of their most recently published financial statements).

Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks and savings and loan associations from which the JPMorgan Portfolio could purchase certificates of deposit.

The JPMorgan Portfolio will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank, provided, however, that the JPMorgan Portfolio does maintain demand deposits at its affiliated custodian, JPMorgan Chase Bank.

(5) Commercial Paper. The JPMorgan Portfolio may invest in commercial paper, including master demand obligations. Commercial paper is defined as short-term obligations with maturities from 1 to 270 days issued by banks or bank holding companies, corporations and finance companies. Although commercial paper is generally unsecured, the JPMorgan Portfolio may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, the JPMorgan Portfolio may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the JPMorgan Portfolio would take steps to dispose of such securities or investments in a commercially reasonable manner. Commercial paper includes master demand obligations. See “Investment Policies of the Money Market Fund – Variable and Floating Rate Instruments” below.

(6) Asset-Backed Securities. The JPMorgan Portfolio may also invest in securities generally referred to as asset-backed securities, which consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets, including collateralized debt obligations (“CDOs“), which include collateralized bond obligations (“CBOs“), collateralized loan obligations (“CLOs“) and other similarly structured securities. Such assets are generally securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties. Certain of these securities may be illiquid.

Asset-backed securities are generally subject to the risks of the underlying assets. In addition, asset backed securities, in general, are subject to certain additional risks including depreciation, damage or loss of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In addition, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. Changes in prepayment rates can result in greater price and yield volatility. If asset-backed securities are pre-paid, the JPMorgan Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, the JPMorgan Portfolio may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the JPMorgan Portfolio against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments. CDOs may charge management fees and administrative expenses, which are in addition to those of the JPMorgan Portfolio.

For both CBOs and CLOs, the cashflows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the JPMorgan Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the JPMorgan Portfolio as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) the JPMorgan Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the JPMorgan Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

(7) Repurchase Agreements. The JPMorgan Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the Advisor’s credit guidelines. The JPMorgan Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed by the Advisor to be creditworthy. In a repurchase agreement, the JPMorgan Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the JPMorgan Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the JPMorgan Portfolio to the seller. Except in the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be 95 days, or as limited by the specific repurchase agreement. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of 95 days from the effective date of the repurchase agreement. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the JPMorgan Portfolio’s restrictions on purchases of illiquid securities.

The JPMorgan Portfolio will always receive securities as collateral during the term of the agreement whose market value is at least equal to 100% of the dollar amount invested by the JPMorgan Portfolio in each agreement plus accrued interest. The repurchase agreements further authorize the JPMorgan Portfolio to demand additional collateral in the event that the dollar value of the collateral falls below 100%. The JPMorgan Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian of the JPMorgan Portfolio. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities.

The JPMorgan Portfolio may engage in repurchase agreement transactions that are collateralized fully as defined in Rule 5b-3 of the 1940 Act, which has the effect of enabling the JPMorgan Portfolio to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. The JPMorgan Portfolio may also engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations, equity securities or other securities including securities that are rated below investment grade by the requisite NRSROs or unrated securities of comparable quality. For these types of repurchase agreement transactions, the JPMorgan Portfolio would look to the counterparty, and not the collateral, for determining such diversification.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the JPMorgan Portfolio, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the JPMorgan Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the JPMorgan Portfolio.

(8) Foreign Securities. The JPMorgan Portfolio may invest in foreign securities. All investments must be U.S. dollar-denominated. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to the JPMorgan Portfolio by domestic companies.

Investors should realize that the value of the JPMorgan Portfolio’s investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the JPMorgan Portfolio’s operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the JPMorgan Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

(9) Brady Bonds. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative and subject to the same risks as emerging market securities. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in OTC secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be either fixed-rate or floating rate bonds, are generally collateralized by U.S. Treasury securities.

(10) Municipal Obligations. The JPMorgan Portfolio may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which they may invest. High quality instruments may produce a lower yield than would be available from less highly rated instruments.

Municipal Bonds. The JPMorgan Portfolio may invest in municipal bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and by their political subdivisions, and by duly constituted authorities and corporations. The JPMorgan Portfolio may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations. These municipal bonds and notes may be taxable securities; in any case, the Money Market Fund expects that its shareholders will be subject to federal, state, and local tax on the income generated from these instruments.

Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

Municipal Notes. Municipal notes are short-term obligations with a maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Limitations on the Use of Municipal Obligations. The JPMorgan Portfolio may invest in industrial development bonds that are backed only by the assets and revenues of the non governmental issuers such as hospitals and airports, provided, however, that the JPMorgan Portfolio may not invest more than 25% of the value of its total assets in such bonds if the issuers are in the same industry. The JPMorgan Portfolio will limit its investment in municipal leases to no more than 5% of its total assets.

(11) When-Issued Securities, Delayed Delivery Securities and Forward Commitments. The JPMorgan Portfolio may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and for money market instruments and other fixed income securities, no interest accrues to the JPMorgan Portfolio until settlement takes place. At the time the JPMorgan Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the JPMorgan Portfolio will earmark and reserve JPMorgan Portfolio assets, in cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the JPMorgan Portfolio will meet its obligations from maturities or sales of the securities earmarked and reserved for such purpose and/or from cash flow. If the JPMorgan Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, the JPMorgan Portfolio may be disadvantaged if the other party to the transaction defaults.

Forward Commitments. Securities may be purchased for delivery at a future date, which may increase their overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest the JPMorgan Portfolio’s assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When the JPMorgan Portfolio makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of the JPMorgan Portfolio’s commitments will be reserved for payment of the commitment. For the purpose of determining the adequacy of the securities reserved for payment of commitments, the reserved securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be reserved for payment of the commitment so that the value of the JPMorgan Portfolio’s assets reserved for payment of the commitments will equal the amount of such commitments purchased by the JPMorgan Portfolio.

Purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held by the JPMorgan Portfolio are subject to changes in value based upon the public’s perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the JPMorgan Portfolio will meet its obligations from then-available cash flow, sale of securities reserved for payment of the commitment, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than the JPMorgan Portfolio’s payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the JPMorgan Portfolio from recovering the collateral or completing the transaction. To the extent the JPMorgan Portfolio engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

Limitations on the Use of When-Issued Securities and Forward Commitments. The JPMorgan Portfolio does not intend to purchase “when-issued” securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because the JPMorgan Portfolio will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the JPMorgan Portfolio’s liquidity and the ability of JPMIM to manage the JPMorgan Portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its total assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of the JPMorgan Portfolio’s total assets. The JPMorgan Portfolio may dispose of a when-issued security or forward commitment prior to settlement if JPMIM deems it appropriate to do so.

(12) Investment Company Securities. Securities of other investment companies may be acquired by the Money Market Fund and the JPMorgan Portfolio to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the JPMorgan Portfolio’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the JPMorgan Portfolio, provided however, that the Money Market Fund may invest all of its investable assets in an open-end investment company that has substantially the same investment objective as the Money Market Fund (e.g., the JPMorgan Portfolio). As a shareholder of another investment company, the Money Market Fund or the JPMorgan Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Money Market Fund or the JPMorgan Portfolio bears directly in connection with its operations. JPMIM will waive its fee attributable to the assets of the JPMorgan Portfolio invested in another money market fund of JPMorgan Trust II and in other funds advised by JPMIM or its affiliates.

(13) Reverse Repurchase Agreements. In a reverse repurchase agreement, the JPMorgan Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, a reverse repurchase agreement is considered borrowing by the JPMorgan Portfolio and, therefore, a form of leverage. Leverage may cause any gains or losses for the JPMorgan Portfolio to be magnified. The JPMorgan Portfolio will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the JPMorgan Portfolio will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. The JPMorgan Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The JPMorgan Portfolio would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. The JPMorgan Portfolio will earmark and reserve JPMorgan Portfolio assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the JPMorgan Portfolio securities transferred may decline below the price at which the JPMorgan Portfolio is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3 % of the JPMorgan Portfolio’s total assets, except as permitted by law.

(14) Structured Investments. The JPMorgan Portfolio may invest in structured investments, which are securities having returns tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured instruments include structured notes. In addition to the risks applicable to investments in structured investments and debt securities in general, structured notes bear the risk that the issuer may not be required to pay interest on the structured note if the index rate rises above or falls below a certain level. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Structured investments include a wide variety of instruments including, without limitation, Collateralized Debt Obligations.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, the JPMorgan Portfolio’s ability to resell such a structured instrument may be more limited than its ability to resell other JPMorgan Portfolio securities. The JPMorgan Portfolio will treat such instruments as illiquid and will limit its investments in such instruments to no more than 10% of the JPMorgan Portfolio’s net assets, when combined with all other illiquid investments of the JPMorgan Portfolio.

(15) Demand Features. The JPMorgan Portfolio may acquire securities that are subject to puts and standby commitments (“Demand Features”) to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the JPMorgan Portfolio. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The JPMorgan Portfolio expects that it will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.

Under a “Stand-by Commitment,” a dealer would agree to purchase, at the JPMorgan Portfolio’s option, specified securities at a specified price. The JPMorgan Portfolio will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. The JPMorgan Portfolio will generally limit its investments in stand-by commitments to 25% of its total assets. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the JPMorgan Portfolio to meet redemption requests and remain as fully invested as possible.

(16) Variable and Floating Rate Instruments. Certain obligations purchased by the JPMorgan Portfolio may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable and floating rate instruments are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows.

Subject to its investment objective policies and restrictions, the JPMorgan Portfolio may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. The JPMorgan Portfolio may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by the JPMorgan Portfolio will be determined by JPMIM to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the JPMorgan Portfolio’s investment policies. In making such determinations, JPMIM will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the JPMorgan Portfolio. The absence of such an active secondary market could make it difficult for the JPMorgan Portfolio to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the JPMorgan Portfolio could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. The JPMorgan Portfolio may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the JPMorgan Portfolio’s assets at a favorable rate of return.

As a result of the floating and variable rate nature of these investments, the JPMorgan Portfolio’s yields may decline, and they may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the JPMorgan Portfolio’s yields may increase, and they may have reduced risk of capital depreciation.

Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. The JPMorgan Portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Variable Amount Master Demand Notes. Variable amount master demand notes are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the JPMorgan Portfolio and the issuer, they are not normally traded. Although there is no secondary market in the notes, the JPMorgan Portfolio may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same JPMorgan Portfolio quality restrictions as commercial paper. JPMIM will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

Variable Rate Instruments and Money Market Funds. With respect to the JPMorgan Portfolio, variable or floating rate instruments with stated maturities of more than 397 days may, under the Securities and Exchange Commission’s (“SEC”) amortized cost rule applicable to money market funds, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities as follows:

(1) Adjustable Rate Government Securities. A Government Security which is a variable rate security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a floating rate security shall be deemed to have a remaining maturity of one day.

(2) Short-Term Variable Rate Securities. A variable rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3) Long-Term Variable Rate Securities. A variable rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(4) Short-Term Floating Rate Securities. A floating rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

(5) Long-Term Floating Rate Securities. A floating rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is “subject to a demand feature” where the JPMorgan Portfolio is entitled to receive the principal amount of the note either at any time on no more than 30 days’ notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days’ notice.

Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists (e.g., illiquid securities) will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 10% of the JPMorgan Portfolio’s net assets only if such instruments are subject to a demand feature that will permit the JPMorgan Portfolio to demand payment of the principal within seven days after demand by the JPMorgan Portfolio. There is no limit on the extent to which the JPMorgan Portfolio may purchase demand instruments that are not illiquid or deemed to be liquid in accordance with JPMIM’s liquidity determination procedures. If not rated, such instruments must be found by JPMIM to be of comparable quality to instruments in which the JPMorgan Portfolio may invest. A rating may be relied upon only if it is provided by an NRSRO that is not affiliated with the issuer or guarantor of the instruments.

(17) Synthetic Variable Rate Instruments. Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. The Advisor reviews the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the JPMorgan Portfolio will be that of holding the long-term bond. In the case of some types of instruments credit enhancement is not provided, and if certain events occur, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond’s tax exempt status, then the put will terminate and the risk to the JPMorgan Portfolio will be that of holding a long-term bond.

A synthetic floating or variable rate security, also known as a tender option bond, is issued after long-term bonds are purchased in the secondary market and then deposited into a trust. Custodial receipts are issued to investors, such as the JPMorgan Portfolio, evidencing ownership interests in the bond deposited in a custody or trust arrangement. The trust sets a floating or variable rate on a daily or weekly basis which is established through a remarketing agent. These types of instruments, to be money market eligible under Rule 2a-7, must have a liquidity facility in place which provides additional comfort to the investors in case the remarketing fails. The sponsor of the trust keeps the difference between the rate on the long-term bond and the rate on the short-term floating or variable rate security.

(18) Custodial Receipts. The JPMorgan Portfolio may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered U. S. Government securities and are not backed by the full faith and credit of the U.S. Government. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

(19) Short-Term Funding Agreements. The JPMorgan Portfolio may invest in short-term funding agreements. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, the JPMorgan Portfolio makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the JPMorgan Portfolio on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

The JPMorgan Portfolio will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the JPMorgan Portfolio to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the JPMorgan Portfolio only if, at the time of purchase, no more than 10% of the JPMorgan Portfolio’s net assets will be invested in short-term funding agreements and other illiquid securities.

(20) Illiquid Investments, Privately Placed and Certain Unregistered Securities. The JPMorgan Portfolio may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus. The JPMorgan Portfolio may not acquire illiquid holdings if, as a result thereof, more than 10% of the JPMorgan Portfolio’s net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the JPMorgan Portfolio may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the JPMorgan Portfolio. The price the JPMorgan Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

The JPMorgan Portfolio is subject to a risk that should the JPMorgan Portfolio decide to sell illiquid securities when a ready buyer is not available at a price the JPMorgan Portfolio deems representative of their value, the value of the JPMorgan Portfolio’s net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, the JPMorgan Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the JPMorgan Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the JPMorgan Portfolio might obtain a less favorable price than prevailed when it decided to sell.

The JPMorgan Portfolio may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act and other restricted securities (i.e., other securities subject to restrictions on resale). Section 4(2) commercial paper (“4(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the JPMorgan Portfolio, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in 4(2) paper, thus providing liquidity. The JPMorgan Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the JPMorgan Portfolio’s Trustees. The JPMorgan Portfolio’s Trustees will monitor the Advisor’s implementation of these guidelines on a periodic basis.

(21) Interfund Lending. To satisfy redemption requests or to cover unanticipated cash shortfalls, the JPMorgan Portfolio may enter into lending agreements (“Interfund Lending Agreements”) under which the JPMorgan Portfolio would lend money and borrow money for temporary purposes directly to and from other series representing separate investment funds or portfolios of JPMorgan Trust I, JPMorgan Trust II, J.P. Morgan Mutual Fund Group, J.P. Morgan Mutual Fund Investment Trust, and J.P. Morgan Fleming Mutual Fund Group (the “JPMorgan Funds”) through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the JPMorgan Funds permitting such interfund lending. The JPMorgan Portfolio may not borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its investment limitations. All Interfund Loans will consist only of uninvested cash reserves that the JPMorgan Portfolio otherwise would invest in short-term repurchase agreements or other short-term instruments.

If the JPMorgan Portfolio has outstanding borrowings, any Interfund Loans to the JPMorgan Portfolio (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the JPMorgan Portfolio, the event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the JPMorgan Portfolio.

The JPMorgan Portfolio may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the JPMorgan Portfolio has a secured loan outstanding from any other lender, including but not limited to another fund, the JPMorgan Portfolio’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If the JPMorgan Portfolio’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the JPMorgan Portfolio may borrow through the credit facility on a secured basis only. The JPMorgan Portfolio may not borrow through the credit facility or from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act.

The JPMorgan Portfolio may not lend to another fund through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the JPMorgan Portfolio’s net assets at the time of the loan. The JPMorgan Portfolio’s Interfund Loans to any one fund shall not exceed 5% of the JPMorgan Portfolio’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When the JPMorgan Portfolio borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the JPMorgan Portfolio may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs.

(22) Mortgage-Related Securities.

Mortgage-Backed Securities. Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

•	various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”);

•	organizations such as Fannie Mae and Freddie Mac; and

•

non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. (Non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies.)

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal,

Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

For more information on recent events impacting Fannie Mae and Freddie Mac securities, see “Recent Events Regarding Fannie Mae and Freddie Mac Securities” under “Investment Policies of the Money Market Fund – Risk Factors of Mortgage-Related Securities” below.

CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The JPMorgan Portfolio does not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the JPMorgan Portfolio may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the JPMorgan Portfolio may invest will not include residual interest.

Mortgage Dollar Rolls. When the JPMorgan Portfolio enters into mortgage dollar rolls, it sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When the JPMorgan Portfolio enters into mortgage dollar rolls, the JPMorgan Portfolio will earmark and reserve until the settlement date JPMorgan Portfolio assets, in cash or liquid securities, in an amount equal to the forward purchase price. The JPMorgan Portfolio benefits to the extent of:

•	any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”); or

•	fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase.

Unless such benefits exceed the income, capital appreciation or gains on the securities sold as part of the mortgage dollar roll, the investment performance of the JPMorgan Portfolio will be less than what the performance would have been without the use of mortgage dollar rolls. The benefits of mortgage dollar rolls may depend upon the Advisor’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The JPMorgan Portfolio currently intends to enter into mortgage dollar rolls that are accounted for as a financing transaction. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOs”), while the other class will receive all of the principal (“POs”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the JPMorgan Portfolio may lose money on investments in SMBS.

Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. JPMIM will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

Risk Factors of Mortgage-Related Securities. The following is a summary of certain risks associated with Mortgage-Related Securities:

Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae or Freddie Mac if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

Interest Rate Sensitivity. If the JPMorgan Portfolio purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the JPMorgan Portfolio. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the JPMorgan Portfolio will receive when these amounts are reinvested.

Market Value. The market value of the JPMorgan Portfolio’s adjustable rate mortgage-backed securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate mortgage-backed securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates. When the market value of the properties underlying the Mortgage-Backed Securities suffer broad declines on a regional or national level, the values of the corresponding Mortgage-Backed Securities or Mortgage-Backed Securities as a whole, may be adversely affected as well.

Prepayments. Adjustable rate mortgage-backed securities have less potential for capital appreciation than fixed rate mortgage-backed securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate mortgage-backed securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the JPMorgan Portfolio’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

Yield Characteristics. The yield characteristics of mortgage-backed securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the mortgage-backed securities in which the JPMorgan Portfolio invests will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

[Recent Events Regarding Fannie Mae and Freddie Mac Securities. The value of Fannie Mae and Freddie Mac’s securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that Fannie Mae and Freddie Mac could purchase in certain residential areas and, until 2009, to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock. More recently, in September 2008, the U.S. Treasury announced that Fannie Mae and Freddie Mac had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to Fannie Mae and Freddie Mac. First, the U.S. Treasury has entered into Preferred Stock Purchase Agreements (“PSPAs”) under which, if the FHFA determines that Fannie Mae’s or Freddie Mac’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by Fannie Mae and Freddie Mac. Second, the U.S. Treasury established a new secured lending credit facility that is available to Fannie Mae and Freddie Mac, which was originally set to expire in December 2009 but has been extended until March 2010 with respect to newly issued asset-backed securities and existing commercial mortgage-backed securities, and June 2010 with respect to newly issued commercial mortgage-backed securities. Third, the U.S. Treasury initiated a temporary program to purchase Fannie Mae and Freddie Mac mortgage-backed securities, which was originally set to expire in December 2009 but is expected to continue until October 2010. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac will be successful.]

(23) Debt Instruments.

Below Investment Grade Securities. Securities that were rated investment grade at the time of purchase may subsequently be rated below investment grade (BB+ or lower by S&P and Bal or lower by Moody’s). JPMIM may continue to hold such securities if the Adviser believes it is advantageous for the JPMorgan Portfolio to do so. The high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities also can change suddenly and unexpectedly.

Corporate Debt Securities. Corporate debt securities may include bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Inflation-Linked Debt Securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as TIPS, as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”)

accruals as part of a semi-annual coupon. Other types of inflation linked securities exist which use an inflation index other than the CPI.

Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the JPMorgan Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semiannual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation of 3%, the end-of-year par value of the bond would be $1,030 and the second semi annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities. While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.

Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities. Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. The JPMorgan Portfolio accrues income with respect to zero-coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero-coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because the JPMorgan Portfolio will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the JPMorgan Portfolio will have fewer assets with which to purchase income-producing securities. Zero-coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

(24) Loan Assignments and Participations. The JPMorgan Portfolio may invest in fixed and floating rate loans (“Loans”). Loans are typically arranged through private negotiations between borrowers in the U.S. or in foreign or emerging markets which may be corporate issuers or issuers of sovereign debt obligations (“Obligors”) and one or more financial institutions and other lenders (“Lenders”). Generally, the JPMorgan Portfolio invests in Loans by purchasing assignments of all or a portion of Loans (“Assignments”) or Loan participations (“Participations”) from third parties.

The JPMorgan Portfolio has direct rights against the Obligor on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the JPMorgan Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. With respect to Participations, typically, the JPMorgan Portfolio will have a contractual relationship only with the Lender and not with the Obligor. The agreement governing Participations may limit the rights of the JPMorgan Portfolio to vote on certain changes which may be made to the Loan agreement, such as waiving a breach of a covenant. However, the holder of a Participation will generally have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate. Participations may entail certain risks relating to the creditworthiness of the parties from which the participations are obtained.

Loan Participations and Assignments include synthetic letters of credit. In a synthetic letter of credit transaction, the Lender typically creates a special purpose entity or a credit-linked deposit account for the purpose of funding a letter of credit to the borrower. When the JPMorgan Portfolio invests in a synthetic letter of credit, the JPMorgan Portfolio is typically paid a rate based on the Lender’s borrowing costs and the terms of the synthetic letter of credit. Synthetic letters of credit are typically structured as Assignments with the JPMorgan Portfolio acquiring direct rights against the Obligor.

Limitations on Investments in Loan Participations and Assignments. Loan Participations and Assignments may be illiquid. As a result, the JPMorgan Portfolio will invest no more than 10% of its net assets in these investments. If a government entity is a borrower on a Loan, the JPMorgan Portfolio will consider the government to be the issuer of a Participation or Assignment for purposes of the JPMorgan Portfolio’s fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).

Risk Factors of Loan Participations and Assignments. The JPMorgan Portfolio may have difficulty disposing of Assignments and Participations because to do so it would have to assign such securities to a third party. Given that there is no liquid market for such securities, the JPMorgan Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the JPMorgan Portfolio’s ability to dispose of particular Assignments or Participations when necessary to meet the JPMorgan Portfolio’s liquidity needs in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the JPMorgan Portfolio to assign a value to those securities when valuing the JPMorgan Portfolio’s securities and calculating its net asset value.

Additional Information Regarding Investment Techniques and Associated Risks of the JPMorgan Portfolio

Additional Information on the Use of Participation Certificates. The securities in which the JPMorgan Portfolio may invest include participation certificates issued by a bank, insurance company or other financial institution in securities owned by such institutions or affiliated organizations (“Participation Certificates”) and certificates of indebtedness or safekeeping. Participation Certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. A Participation Certificate gives the JPMorgan Portfolio an undivided interest in the security in the proportion that the JPMorgan Portfolio’s participation interest bears to the total principal amount of the security and generally provides the demand feature described below.

Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or insurance policy of an insurance company that the Board of Trustees of JPMorgan Trust II has determined meets the prescribed quality standards for the JPMorgan Portfolio.

The JPMorgan Portfolio may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the JPMorgan Portfolio’s participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by the JPMorgan Portfolio. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, the JPMorgan Portfolio will attempt to have the issuer of the Participation Certificate bear the cost of any such insurance, although the JPMorgan Portfolio may retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting the JPMorgan Portfolio to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. The JPMorgan Portfolio’s ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank’s obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

ADDITIONAL INVESTMENT POLICIES

Quality and Diversification Requirements

Each of the Funds and the JPMorgan Portfolio intends to meet the requirements to be a diversified company under the 1940 Act as currently in effect. Because a non-diversified fund can invest a greater percentage of its assets in a small number of issuers or a single issuer, investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Lower-Rated Debt Securities of the Bond Funds

The Global Bond Fund and the Bond Fund may each invest in debt securities that are rated BB by S&P or Ba by Moody’s (or a similar rating by any nationally recognized statistical rating organization) or lower. Such securities are frequently referred to as “junk bonds.” Junk bonds are more likely to react to market developments affecting market and credit risk than more highly rated debt securities. See “Description of Bond Ratings Assigned By Standard & Poor’s, Moody’s Investors Service, Fitch Ratings and Dominion Bond Rating Service” in Appendix A for further discussion regarding securities ratings.

For the fiscal year ended December 31, 2009, the ratings of the debt obligations, including junk bonds, held by the Bond Funds, expressed as a percentage of the Bond Funds’ total investments, were as follows:

[To be Updated by Amendment]

Ratings	Bond Fund		Global Bond Fund
Government and AAA	[	]%	[	]%
AA	[	]%	[	]%
A	[	]%	[	]%
BBB	[	]%	[	]%
BB	[	]%	[	]%
B	[	]%	[	]%
CCC	[	]%	[	]%
Not Rated	[	]%	[	]%

Quality Requirements for the JPMorgan Portfolio

The JPMorgan Portfolio may invest only in obligations determined by the Advisor to present minimal credit risks under guidelines adopted by the JPMorgan Trust II’s Board of Trustees.

At the time the JPMorgan Portfolio acquires its investments, the investments will be rated (or issued by an issuer that is rated with respect to a comparable class of short- term debt obligations) in the highest rating category for short-term debt obligations assigned by at least two NRSROs (or one rating organization if the obligation was rated by only one such organization). These high quality securities are “first tier” securities. First tier securities have received the highest rating from at least two rating organizations (or one, if only one has rated the security). The JPMorgan Portfolio may also purchase obligations that are not rated, but are determined by the Advisor, based on procedures adopted by the JPMorgan Portfolio’s Trustees, to be of comparable quality to those rated first tier securities.

The percentage limitations contained in the JPMorgan Portfolio’s restrictions apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in the JPMorgan Portfolio’s prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the JPMorgan Portfolio will not be considered a violation. If the value of the JPMorgan Portfolio’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the JPMorgan Portfolio’s Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

The JPMorgan Portfolio will not invest more than 5% of its total assets in the securities of any one issuer (unless the securities are first tier securities as defined above).

The JPMorgan Portfolio only purchases commercial paper consisting of issues rated at the time of purchase in the highest rating category by at least one NRSRO (such as A-1 or better by S&P, Prime-1 or better by Moody’s, F1 or better by Fitch, or R-1 or better by Dominion), or, if unrated, determined by the Advisor to be of comparable quality.

Under the guidelines adopted by JPMorgan Trust II’s Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, JPMIM may be required to promptly dispose of an obligation held by the JPMorgan Portfolio in the event of certain developments that indicate a diminishment of the instrument’s credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

Fundamental Investment Restrictions of the Equity and Bond Funds

The following investment restrictions have been adopted by the Trust with respect to the Equity and Bond Funds. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the applicable Equity and Bond Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

Each of the Large Cap Growth Fund, Special Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Bond Fund and Global Bond Fund (each referred to as a “Fund” for purposes of Fundamental Investment Restrictions numbers (1) through (8) below for the Equity and Bond Funds) may not:

(1) Issue senior securities.

(2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law.

(3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

(4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5) Purchase or sell physical commodities, except that each Fund may purchase or sell options and futures contracts thereon.

(6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements and (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(7) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

(8) Purchase from or sell portfolio securities to its officers, trustees or other “interested persons” (as defined in the l940 Act) of the Fund, including its portfolio managers and their affiliates, except as permitted by the l940 Act.

Any restriction on investments or use of assets, including, but not limited to, percentage and rating restrictions, set forth in this SAI or the Fund’s Prospectus shall be measured only at the time of investment, and any subsequent change, whether in the value, percentage held, rating or otherwise, will not constitute a violation of the restriction.

For purposes of investment restriction (1) above, issuing senior securities shall not be considered to include (without limitation): borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees’ fees, the purchase or sale of derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, and entering into repurchase agreements, reverse repurchase agreements, roll transactions and short sales, in accordance with the Fund’s investment policies.

For purposes of investment restriction (2) above, borrowing shall not be considered to include (without limitation): investments in derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, short sales and roll transactions made in accordance with the Fund’s investment policies.

For purposes of investment restriction (6) above, the term “portfolio securities” includes cash in a Fund’s portfolio.

Unless otherwise provided, for purposes of investment restriction (7) above, relating to industry concentration, the term “industry” shall be defined by reference to the Global Industry Classification Standard put forth by S&P and Morgan Stanley Capital International. Such concentration in restriction (7) may occur incidentally as a result of changes in the market value of portfolio securities, but such concentration may not result from investment. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of restriction (7).

Fundamental Investment Restrictions of the Money Market Fund

The following investment restrictions have been adopted by the Trust with respect to the Money Market Fund. Except as otherwise stated, these investment restrictions are “fundamental“ policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Fund. A “majority of the outstanding voting securities“ is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Money Market Fund:

(1) May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act;

(2) May not purchase any security which could cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to instruments considered to be domestic bank money market instruments;

(3) May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

(4) May not borrow money, except to the extent permitted by applicable law;

(5) May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities may be deemed an underwriter within the meaning of the 1933 Act.

(6) May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

(7) May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling or entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

(8) May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Restrictions of the Money Market Fund

The following investment restrictions are not “fundamental” policies of the Money Market Fund and may be changed without shareholder approval.

The Money Market Fund may not:

(1) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the JPMorgan Portfolio’s total assets would be in investments which are illiquid;

(2) Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

(3) Acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;

(4) Borrow money, except that the Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. The Fund will not purchase securities while borrowings exceed 5% of the Fund’s total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of Fund securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and shall not apply to reverse repurchase agreements.

Fundamental Investment Restrictions of the JPMorgan Portfolio

The JPMorgan Portfolio has adopted the following investment restrictions which may not be changed without approval by the Trustees of the JPMorgan Portfolio and a “majority of the outstanding shares” of the JPMorgan Portfolio which, as used in this SAI, means the vote of the lesser of (i) 67% or more of the shares of the JPMorgan Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the JPMorgan Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a the JPMorgan Portfolio.

The JPMorgan Portfolio may not:

(1) Purchase the securities of any issuer, if as a result, the JPMorgan Portfolio would not comply with any applicable diversification requirements for a money market fund under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) Purchase securities on margin or sell securities short.

(3) Underwrite the securities of other issuers except to the extent that the JPMorgan Portfolio may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

(4) Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(5) Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments in marketable securities of companies engaged in such activities are not hereby precluded).

(6) Borrow money, except to the extent permitted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

(8) Issue senior securities except with respect to any permissible borrowings.

(9) Purchase or sell real estate.

(10) Purchase any securities that would cause more than 25% of the total assets of the JPMorgan Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers’ acceptances and repurchase agreements involving such securities; this limitation does not apply to securities issued by companies in the financial services industry; wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry.) This limitation shall not apply to municipal securities or governmental guarantees of municipal securities; and further provided, that for the purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be municipal securities.

(11) Make loans, except that the JPMorgan Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectuses and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

Non-Fundamental Investment Restrictions of the JPMorgan Portfolio

In addition, the JPMorgan Portfolio is subject to the following non-fundamental investment restrictions, which may be changed by the JPMorgan Portfolio’s Board of Trustees without shareholder approval:

(1) For purposes of the JPMorgan Portfolio’s diversification policy, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer. Select municipal issues backed by guarantees or letters of credit by banks, insurance companies or other financial institutions may be categorized in the industries of the firm providing the guarantee or letters of credit.

(2) The JPMorgan Portfolio may not invest in illiquid securities in an amount exceeding, in the aggregate, 10% of the JPMorgan Portfolio’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

(3) The JPMorgan Portfolio may not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(4) Although not a matter controlled by its fundamental investment restrictions, so long as its shares are registered under the securities laws of the State of Texas, the JPMorgan Portfolio will: (i) limit its investments in other investment companies to no more than 10% of the JPMorgan Portfolio’s total assets; (ii) invest only in other investment companies with substantially similar investment objectives; and (iii) invest only in other investment companies with charges and fees substantially similar to those set forth in paragraph (3) and (4) of Section 123.3 of the Texas State Statute, not to exceed 0.25% in Rule 12b-1 fees and no other commission or other remuneration is paid or given directly or indirectly for soliciting any security holder in Texas.

Deployment of Cash Reserves of the Equity and Bond Funds

Each Equity and Bond Fund is authorized to invest its cash reserves (funds awaiting allocation to or investment by Subadvisors or to be used for Fund transactions) in money market instruments and debt securities that are at least comparable in quality to the applicable Equity and Bond Fund’s permitted investments. In lieu of separate, direct investments in money market instruments, each Equity and Bond Fund’s cash reserves may be invested in other investment companies. The Investment Manager may exercise investment discretion or select a Subadvisor to exercise investment discretion over an Equity and Bond Fund’s cash reserves.

Additional Exposure of the Equity and Bond Funds

At the Investment Manager’s discretion, portions of the cash reserves segment of each Equity and Bond Fund may be used to create equity or fixed income exposure until such cash balances are allocated to and/or invested by the Subadvisors or used for Fund transactions. The desired market exposure could be created with long positions in the appropriate number of futures contracts or options on futures contracts within applicable regulatory limits, or by investing in exchange-traded funds (ETFs) or other securities.

Portfolio Turnover of the Equity and Bond Funds

Generally, each Equity and Bond Fund purchases securities for investment purposes and not for short-term trading profits. However, each Equity and Bond Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the applicable Equity and Bond Fund’s investment objective. A higher degree of portfolio activity may increase brokerage costs to an Equity and Bond Fund.

The portfolio turnover rates for each Equity and Bond Fund for the fiscal years ending December 31, 2008 and December 31, 2009 are as follows:

[To be Updated by Amendment]

Large Cap Growth Fund
Fiscal Year Ending	Portfolio Turnover Rate
December 31, 2008	119%
December 31, 2009	[	]%

Special Equity Fund
Fiscal Year Ending	Portfolio Turnover Rate
December 31, 2008	138%
December 31, 2009	[	]%

International Equity Fund
Fiscal Year Ending	Portfolio Turnover Rate
December 31, 2008	142%
December 31, 2009	[	]%

Emerging Markets Equity Fund
Fiscal Year Ending	Portfolio Turnover Rate
December 31, 2008	49%
December 31, 2009	[	]%

Bond Fund
Fiscal Year Ending	Portfolio Turnover Rate
December 31, 2008	39%
December 31, 2009	[	]%

Global Bond Fund
Fiscal Year Ending	Portfolio Turnover Rate

December 31, 2008	56%
December 31, 2009	[	]%

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of each Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of Fund shareholders. The Funds will disclose their portfolio holdings on a monthly basis on the 10th business day of each month by posting this information on the Funds’ website. The Chief Compliance Officer of the Funds may designate an earlier or later date for public disclosure of each Fund’s portfolio holdings. Other disclosures of portfolio holdings information will only be made following a determination by the Chief Compliance Officer of the Funds that the disclosures are in the best interests of Fund shareholders and are for a legitimate business purpose (such as to service providers or broker-dealers in connection with the performance of services for the Funds), and that the recipient is subject to a duty of confidentiality and may not trade in securities on the basis of non-public information that may be included in these disclosures. The Chief Compliance Officer of the Funds will monitor the use of the information disclosed by approved recipients and report to the Board of Trustees at least annually regarding these disclosures, and will identify and address any potential conflicts between the Investment Manager’s interests and those of Fund shareholders in connection with these disclosures.

Other than as follows, the Trust does not have any arrangements with any person to make available information about each Fund’s portfolio securities, and the Trust’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in this regard.

The Funds may regularly provide non-public portfolio holdings information, including current portfolio holdings information, to the following third parties in the normal course of their performance of services to the Funds: the Subadvisors; the independent registered public accounting firm [(PricewaterhouseCoopers LLP)]; the Custodian (The Bank of New York Mellon); financial printers (R.R. Donnelley, Morton Graphics, Merrill Corp.); counsel to the Funds (Ropes & Gray LLP) or counsel to the independent trustees of the Funds (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the Subadvisors and the Custodian. Disclosures of portfolio holdings information will be made to the Funds’ independent registered public accounting firm and financial printers on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Funds or counsel to the independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with Fund operations. In addition, the Funds provide portfolio holdings information to the following data providers, fund ranking/rating services, independent consultants and fair valuation services: Lipper, Morningstar, FT Interactive, FactSet and Wilshire Associates. The Funds may disclose non-public current portfolio holdings information to FT Interactive on a daily basis for valuation purposes, to FactSet on a daily basis for portfolio holdings analysis, and to Wilshire Associates on the 7th business day of every month for consulting services, portfolio holdings and performance analysis. The Funds also provide current portfolio holdings information to Lipper and Morningstar on or after the 10th business day of every month, but only after such information has already been disclosed to the general public.

The entities to which the Funds voluntarily disclose portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Funds, to maintain the confidentiality of the information disclosed. There can be no assurance that the Trust’s policies and procedures regarding selective disclosure of the Funds’ portfolio holdings will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

TRUSTEES AND OFFICERS

Trustees of the JPMorgan Portfolio

Information regarding the Trustees of JPMorgan Trust II is set forth in the JPMorgan Portfolio’s current Statement of Additional Information. Such information regarding the Trustees of the JPMorgan Trust II is incorporated herein by reference. You may request a copy of the JPMorgan Portfolio’s Statement of Additional Information at no charge by calling the Investment Manager at (800) 835-3879.

Trustees and Officers of the Trust

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The President, Treasurer and Secretary hold office until a successor has been duly elected and qualified. Other officers serve at the pleasure of the Trustees.

Independent Trustees

The Trustees in the following table are not “interested persons” of the Trust within the meaning of the 1940 Act (“Independent Trustees”). William E. Chapman serves as the Independent Chairman of the Board of Trustees.

[To be Updated by Amendment]

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Jack W. Aber DOB: 9/9/37	Trustee since 1999	Professor of Finance, Boston University School of Management (1972-Present)	34	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

William E. Chapman, II DOB: 9/23/41	Trustee since 1999; Independent Chairman	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Trustee of Bowdoin College (2002-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars) (resigned Nov. 2009)	34	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Edward J. Kaier DOB: 9/23/45	Trustee since 1999	Attorney at Law and Partner, Teeters Harvey Gilboy & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007)	34	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Steven J. Paggioli DOB: 4/3/50	Trustee since 1993	Consultant (2001-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	34	Trustee, Professionally Managed Portfolios (22 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel

Eric Rakowski DOB: 6/5/58	Trustee since 1999	Professor, University of California at Berkeley School of Law (1990-Present)	34	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Thomas R. Schneeweis DOB: 5/10/47	Trustee since 1987	Professor of Finance, University of Massachusetts (1977-Present); Director, CISDM at the University of Massachusetts, (1996-Present); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-Present); Partner, White Bear Partners, LLC (2007-Present); Partner, Schneeweis Capital Management, LLC (2007-Present); Partner, Schneeweis Associates, LLC (2007-Present); Partner, Northampton Capital Management, LLC (2004-Present); Partner,	34	None

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
TRS Associates (2007-Present)

*	The Fund complex consists of the funds of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

Interested Trustees

Each Trustee in the following table is an “interested person” of the Trust within the meaning of the 1940 Act. Mr. Streur is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with the Investment Manager and Managers Distributors, Inc. Mr. Dalton is an interested person of the Trust within the meaning of the 1940 Act by virtue of his position with, and interest in securities of, AMG and his position with Managers Distributors, Inc.

[To be Updated by Amendment]

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE/OFFICER*	OTHER DIRECTORSHIPS HELD BY TRUSTEE/OFFICER
John H. Streur DOB: 2/6/60	Trustee since 2008 President since 2008	Senior Managing Partner, Managers Investment Group LLC (2006-Present); Managing Partner, Managers Investment Group LLC (2005-2006); Chief Executive Officer, President and Chief Operating Officer, The Burridge Group LLC (1996-2004)	34	None

Nathaniel Dalton DOB: 9/29/66	Trustee since 2008	Executive Vice President and Chief Operating Officer, Affiliated Managers Group, Inc. (2006-Present); Executive Vice President, Affiliated Managers Group, Inc. (2002 -2006); Executive Vice President and General Counsel, Affiliated Managers	34	None

Group, Inc. (2001-2002); Senior Vice President and General Counsel, Affiliated Managers Group, Inc. (1996-2001)

*	The Fund complex consists of the funds of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

Trustee Qualifications

[To be Updated by Amendment]

Officers

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
Christine C. Carsman DOB: 4/2/52	Secretary since 2004	Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-Present); Secretary, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2004-Present); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)

Donald S. Rumery DOB: 5/29/58	Chief Financial Officer since 2007; Treasurer since 1995	Senior Vice President, Managers Investment Group LLC (2005-Present); Chief Financial Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2007-Present); Director, Finance and Planning, The Managers Funds LLC (1994-2004); Treasurer and Chief Financial Officer, Managers Distributors, Inc. (2000-Present); Treasurer, Managers Trust I and Managers Trust II (2000-Present); Treasurer, The Managers Funds (1995-Present); Treasurer, Managers AMG Funds (1999-Present); Secretary, Managers Trust I and Managers Trust II (2000-2004) and Secretary, The Managers Funds (1997-2004)

Keitha L. Kinne DOB: 5/16/58	Chief Operating Officer since 2007	Managing Partner and Chief Operating Officer, Managers Investment Group LLC (2007-Present); Chief Investment Officer, Managers Investment Group LLC (2008-Present); Chief Operating Officer, The Managers Funds, Managers Trust I, Managers Trust II, and Managers AMG Funds (2007-Present); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006); Senior Vice President, Prudential Investments (1999-2004)

David Kurzweil DOB: 6/22/74	Assistant Secretary since 2008	Senior Vice President and Associate Counsel, Managers Investment Group LLC (2008-Present); Assistant Secretary, The Managers Funds, Managers Trust I, Managers Trust II, and Managers AMG Funds (2008-Present); Counsel and Senior Vice President, Lazard Asset Management LLC (2003-2008)

Trustee Share Ownership

[To be Updated by Amendment]

Name of Trustee	Dollar Range of Equity Securities in the Funds Beneficially Owned as of December 31, 2009	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies* Beneficially Owned as of December 31, 2009

Independent Trustees:

Jack W. Aber	$[ ]	$[ ]
William E. Chapman, II	$[ ]	$[ ]
Edward J. Kaier	$[ ]	$[ ]
Steven J. Paggioli	$[ ]	$[ ]
Eric Rakowski	$[ ]	$[ ]
Thomas R. Schneeweis	$[ ]	$[ ]

Interested Trustees:

John H. Streur	$[ ]	$[ ]
Nathaniel Dalton	$[ ]	$[ ]

*	The Family of Investment Companies consists of the funds of The Managers Funds, Managers AMG Funds, Managers Trust I, and Managers Trust II.

Board Leadership Structure and Risk Oversight

[To be Updated by Amendment]

Audit Committee

[To be Updated by Amendment]

The Board of Trustees has an Audit Committee consisting of all of the Independent Trustees. Under the terms of its charter, the Audit Committee (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes; (b) receives and reviews communications from the independent registered public accounting firm relating to its review of the Funds’ financial statements; (c) reviews and assesses the performance and approves the compensation, retention or termination of the Trust’s independent registered public accounting firm, (d) meets periodically with the independent registered public accounting firm to review the annual audits of the series of the Trust, including the audit of the Funds, and pre-approve the audit services provided by the independent registered public accounting firm, (e) considers and acts upon proposals for the independent registered public accounting firm to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent registered public accounting firm matters bearing upon its status as “independent” under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met [    ] times during the most recent fiscal year.

Governance Committee

[To be Updated by Amendment]

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board of Trustees, including responsibility to make recommendations with respect to the following matters: (i) the nomination and selection of all individuals to be appointed or elected as Independent Trustees; (ii) the selection of an Independent Trustee to serve as the chairperson of the Trust; (iii) the compensation to be paid to Independent Trustees; (iv) the manner in which the Board of Trustees or the Independent Trustees will conduct self-evaluations; (v) the approval of advisory, subadvisory, distribution and other agreements with affiliated service providers; (vi) the approval of Rule 12b-1 plans, shareholder servicing plans and related agreements; and (vii) other matters that are appropriate for consideration by the Independent Trustees (and not otherwise the responsibility of the Audit Committee). It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of the Fund) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund, 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Governance Committee met [    ] times during the most recent fiscal year.

Trustees’ Compensation

For their services as Trustees of the Trust and other mutual funds within the Managers Fund Complex for the fiscal year ended December 31, 2009, the Trustees were compensated as follows:

Compensation Table:

[To be Updated by Amendment]

Name of Trustee	Aggregate Compensation from the Funds (a)	Total Compensation from the Fund Complex Paid to Trustees (b)
Independent Trustees:

Jack W. Aber	$[ ]	$[ ]
William E. Chapman II (c)	$[ ]	$[ ]
Edward K. Kaier (d)	$[ ]	$[ ]
Steven J. Paggioli	$[ ]	$[ ]
Eric Rakowski	$[ ]	$[ ]
Thomas R. Schneeweis	$[ ]	$[ ]

Interested Trustees:
John H. Streur	$[ ]	$[ ]
Nathaniel Dalton	$[ ]	$[ ]

(a)	Compensation is calculated for the fiscal year ended December 31, 2009. The Trust does not provide any pension or retirement benefits for the Trustees.
(b)	Total compensation includes compensation paid during the 12-month period ended December 31, 2009 for services as a Trustee of the Managers Fund Complex, which, as of December 31, 2009, consisted of 34 funds in the Trust, Managers AMG Funds, Managers Trust I and Managers Trust II.
(c)	Mr. Chapman receives an additional $[15,000] annually for serving as the Independent Chairman, which is reflected in the chart above.
(d)	Mr. Kaier receives an additional $[5,000] annually for serving as the Audit Committee Chairman, which is reflected in the chart above.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

[To be Updated by Amendment]

[Except as described below, the Trust did not know of any person or entity who, as of March [ ], 2010, “controlled” (within the meaning of the 1940 Act) any of the Equity and Bond Funds.]

[As of March [    ], 2010, the Investment Manager “controlled” (within the meaning of the 1940 Act) the Money Market Fund.]

A person or entity that “controls” a Fund could have effective voting control over the Fund. It may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such “controlling” shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders.

Principal Holders of Securities

[To be Updated by Amendment]

As of March [    ], 2010, the following persons or entities owned of record 5% or more of the outstanding shares of each class of the Funds:

Name and Address	Percent Owned

Managers AMG Essex Large Cap Growth Fund
[ ]	[	]%

Managers Special Equity Fund – Managers Class
[ ]	[	]%

Managers Special Equity Fund – Institutional Class
[ ]	[	]%

Managers International Equity Fund – Managers Class
[ ]	[	]%

Managers Emerging Markets Equity Fund
[ ]	[	]%

Managers Bond Fund
[ ]	[	]%

Managers Global Bond Fund
[ ]	[	]%

Managers Money Market Fund
[ ]	[	]%

[As of March [    ], 2010, the Trust did not know of any person who beneficially owned 5% or more of the outstanding shares of any class of the Funds. ]

Management Ownership

[To be Updated by Amendment]

[As of March [    ], 2010, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of each class of each Fund.]

MANAGEMENT OF THE EQUITY AND BOND FUNDS

Investment Manager of the Equity and Bond Funds

The Trustees provide broad supervision over the operations and affairs of the Trust and the Equity and Bond Funds. The Investment Manager serves as investment manager to the Equity and Bond Funds pursuant to a Fund Management Agreement (the “Management Agreement”). The Investment Manager also serves as administrator of each Equity and Bond Fund and carries out the daily administration of the Trust and each Equity and Bond Fund. The Investment Manager’s principal address is 333 W. Wacker Drive, Suite 1200, Chicago, Illinois 60606. The Investment Manager is an independently managed subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager, serves as the distributor of the Equity and Bond Funds. MDI’s principal address is 333 W. Wacker Drive, Suite 1200, Chicago, Illinois 60606.

Subadvisors of the Equity and Bond Funds

The assets of each Equity and Bond Fund are managed by a Subadvisor or a team of Subadvisors hired by the Investment Manager, subject to the review and approval of the Trustees. The Investment Manager has entered into an advisory agreement with each Subadvisor known as a “Subadvisory Agreement.” In addition, the Investment Manager may exercise investment discretion over the cash reserves segment of each Equity and Bond Fund. The SEC has given the Trust an exemptive order permitting the Investment Manager, on behalf of the Equity and Bond Funds, to hire new unaffiliated Subadvisors for the Equity and Bond Funds without prior shareholder approval, but subject to shareholder notification within 90 days of the hiring of such a Subadvisor. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating Subadvisors for individuals and institutional investors.

The Investment Manager recommends Subadvisors for the Equity and Bond Funds to the Trustees based upon continuing quantitative and qualitative evaluation of the Subadvisor’s skills in managing assets subject to specific investment styles and strategies. Unlike many other mutual funds, the Equity and Bond Funds benefit from independent asset manager specialists carefully selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in hiring or terminating a Subadvisor, and the Investment Manager does not expect to make frequent changes of Subadvisors.

For each Equity and Bond Fund, the Investment Manager allocates the applicable Equity and Bond Fund’s assets among the Subadvisor(s) selected for the applicable Equity and Bond Fund. Each Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the applicable Equity and Bond Fund’s investment objectives, policies and restrictions. Generally, the services which a Subadvisor provides to an Equity and Bond Fund are limited to asset management and related record-keeping services.

A Subadvisor or its affiliated broker-dealer may execute portfolio transactions for an Equity and Bond Fund and receive brokerage commissions, or markups/markdowns, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the rules thereunder, and the terms of any exemptive order issued by the SEC. The Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby an Equity and Bond Fund may purchase securities that are offered in underwritings in which an affiliate of the applicable Equity and Bond Fund’s Subadvisor participates. For underwritings where a Subadvisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the applicable Equity and Bond Fund could purchase in the underwritings.

A Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Equity and Bond Funds or the Investment Manager and its affiliates.

Management and Subadvisory Agreements with respect to the Equity and Bond Funds

The Investment Manager serves as investment manager to the Equity and Bond Funds under the Management Agreement dated April 1, 1999. The Management Agreement permits the Investment Manager to engage, from time to time, one or more Subadvisors to assist in the performance of its services. Pursuant to the Management Agreement, the Investment Manager has entered into Subadvisory Agreements with the Equity and Bond Funds’ Subadvisors.

The Management Agreement and the Subadvisory Agreements provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Equity and Bond Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Management Agreement and the Subadvisory Agreements may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act), (in the case of the Management Agreement) by the Investment Manager on 60 days’ written notice to the Trust and (in the case of the Subadvisory Agreements) by the relevant Subadvisor on 30 days’ written notice to the Investment Manager and to the applicable Equity and Bond Fund. In general, the Investment Manager may terminate each Subadvisory Agreement (except, in certain cases, for Subadvisors affiliated with the Investment Manager), without penalty, upon notice to the Trust and relevant Subadvisor. The Management Agreement and the Subadvisory Agreements terminate automatically in the event of assignment, as defined in the 1940 Act and the regulations thereunder.

The Management Agreement provides that the Investment Manager is specifically responsible for:

•	supervising the general management and investment of the assets and securities portfolio of each Equity and Bond Fund;

•	providing overall investment programs and strategies for each Equity and Bond Fund;

•	selecting and evaluating the performance of Subadvisors for each Equity and Bond Fund and allocating the applicable Equity and Bond Fund’s assets among these Subadvisors;

•	providing financial, accounting and statistical information required for registration statements and reports with the SEC; and

•

providing the Trust with the office space, facilities and personnel necessary to manage and administer the operations and business of the Trust, including compliance with state and federal securities and tax laws, shareholder communications and recordkeeping.

Under the Subadvisory Agreements, each Subadvisor manages all or a portion of an Equity and Bond Fund’s portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the applicable Equity and Bond Fund in accordance with the applicable Equity and Bond Fund’s investment objectives, policies, and investment restrictions. The Subadvisor provides these services subject to the general supervision of the Investment Manager and the Trustees. The provision of investment advisory services by a Subadvisor to its Fund will not be exclusive under the terms of Subadvisory Agreements, and the Subadvisors will be free to and expect to render investment advisory services to others.

The Equity and Bond Funds pay all expenses not borne by the Investment Manager or Subadvisors including, but not limited to, the charges and expenses of the Equity and Bond Funds’ Custodian and Transfer Agent, independent auditors and legal counsel for the Equity and Bond Funds and the Trust’s independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of the Equity and Bond Funds’ shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisors or their affiliates, other than affiliated registered investment companies. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Subadvisory Agreements require the Subadvisors to provide fair and equitable treatment to the respective Equity and Bond Funds in the selection of portfolio investments and the allocation of investment opportunities. However, they do not obligate the Subadvisors to acquire for the Equity and Bond Funds a position in any investment which any of a Subadvisor’s other clients may acquire. The Equity and Bond Funds shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Equity and Bond Funds or otherwise.

Although the Subadvisors make investment decisions for the Equity and Bond Funds independent of those for their other clients, it is likely that similar investment decisions will be made from time to time. When the Equity and Bond Funds and other clients of a Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Equity and Bond Funds and the other client(s) pursuant to a formula considered equitable by the Subadvisors. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by an Equity and Bond Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Equity and Bond Funds.

The Management Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations or duties, the Investment Manager is not subject to liability to an Equity and Bond Fund or any Equity and Bond Fund shareholder for any act or omission in the course of, or connected with, services rendered under the agreement or for any losses that may be sustained in the purchase, holding, or sale of any security, provided that these provisions shall not protect the Investment Manager from liability in violation of the 1940 Act. Each Subadvisory Agreement provides that the Subadvisor shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreement, except by reason of the Subadvisor’s willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Subadvisor’s reckless disregard of its obligations and duties under the Subadvisory Agreement.

The Trust has obtained from the SEC an exemptive order which permits the Investment Manager, subject to certain conditions and oversight by the Board of Trustees, to enter into Subadvisory Agreements with unaffiliated Subadvisors approved by the Trustees but without the requirement of shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions (including a 90 day notification requirement discussed below) and oversight by the Equity and Bond Funds’ Board of Trustees but without shareholder approval, to hire new unaffiliated Subadvisors for the Equity and Bond Funds, change the terms of a Subadvisory Agreement for an unaffiliated Subadvisor, or continue the employment of an unaffiliated Subadvisor after events that under the 1940 Act and the Subadvisory Agreement would be deemed to be an automatic termination of the Subadvisory Agreement provided that the Investment Manager provides notification to shareholders within 90 days of the hiring of an unaffiliated Subadvisor. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the Subadvisors and recommend their hiring, termination, and replacement. Although shareholder approval will not be required for the termination of Subadvisory Agreements, shareholders of an Equity and Bond Fund will continue to have the right to terminate such Subadvisory Agreements for the applicable Equity and Bond Fund at any time by a vote of a majority of the outstanding voting securities of the applicable Equity and Bond Fund. Affiliated Subadvisors selected by the Investment Manager are subject to shareholder approval.

Compensation of Investment Manager and Subadvisors of the Equity and Bond Funds

As compensation for the investment management services rendered and related expenses under the Management Agreement, each Equity and Bond Fund has agreed to pay the Investment Manager an investment management fee, included in the table below, which is computed daily as a percentage of the value of the net assets of the applicable Equity and Bond Fund and may be paid monthly.

Fund	Investment Management Fee

Large Cap Growth Fund	0.80%

Special Equity Fund	0.90%

International Equity Fund	0.90%

Emerging Markets Equity Fund	1.15%

Bond Fund	0.625%

Global Bond Fund	0.70%

As compensation for the investment management services rendered and related expenses under the respective Subadvisory Agreements, the Investment Manager has agreed to pay each Subadvisor a portion of the investment management fee (net of any mutually agreed upon fee waivers and reimbursements) for managing the portfolio, which is computed daily and paid quarterly based on the average daily net assets that the Subadvisor manages. The fee paid to each Subadvisor is paid out of the fee the Investment Manager receives from an Equity and Bond Fund and does not increase the expenses of an Equity and Bond Fund.

Investment Management Fees Paid by the Equity and Bond Funds. Investment management fees paid to the Investment Manager by the Equity and Bond Funds for advisory services for the fiscal years ended December 31, 2007, December 31, 2008 and December 31, 2009 are as follows. Management fees waived and/or reimbursed are described below under “Expense Limitations with respect to the Equity and Bond Funds.”

[To be Updated by Amendment]

Fund	Total	Waived/Reimbursed	Net

Large Cap Growth Fund
December 31, 2009	$[ ]	$[ ]	$[ ]
December 31, 2008	$[334,584]	$[30,507]	$[304,077]
December 31, 2007	$[502,663]	$[0]	$[502,663]

Special Equity Fund
December 31, 2009	$[ ]	$[ ]	$[ ]
December 31, 2008	$[10,079,959]	$[5,926]	$[10,074,033]
December 31, 2007	$[23,410,349]	$[0]	$[23,410,349]

International Equity Fund
December 31, 2009	$[ ]	$[ ]	$[ ]
December 31, 2008	$[2,004,112]	$[51]	$[2,004,061]
December 31, 2007	$[2,340,304]	$[0]	$[2,340,304]

Emerging Markets Equity Fund
December 31, 2009	$[ ]	$[ ]	$[ ]
December 31, 2008	$[1,629,177]	$[0]	$[1,629,177]
December 31, 2007	$[2,159,274]	$[0]	$[2,159,274]

Bond Fund
December 31, 2009	$[ ]	$[ ]	$[ ]
December 31, 2008	$[13,995,636]	$[35,058]	$[13,960,578]
December 31, 2007	$[9,063,151]	$[0]	$[9,063,151]

Global Bond Fund
December 31, 2009	$[ ]	$[ ]	$[ ]
December 31, 2008	$[550,523]	$[78,646]	$[471,877]
December 31, 2007	$[708,805]	$[101,258]	$[607,547]

Subadvisory Fees Paid by the Investment Manager. Fees paid by the Investment Manager to the Subadvisor(s) for subadvisory services for the fiscal years ended December 31, 2007, December 31, 2008 and December 31, 2009 are as follows:

[To be Updated by Amendment]

Fund	2007	2008	2009

Large Cap Growth Fund	$251,332	$136,130	$	[	]

Special Equity Fund	$12,966,030	$5,462,650	$	[	]

International Equity Fund	$824,636	$1,069,801	$	[	]

Emerging Markets Equity Fund	$1,408,222	$1,062,507	$	[	]

Bond Fund	$3,625,260	$5,598,254	$	[	]

Global Bond Fund	$273,145	$216,615	$	[	]

Expense Limitations with respect to the Equity and Bond Funds

From time to time, the Investment Manager may agree to limit an Equity and Bond Fund’s expenses by agreeing to waive all or a portion of the investment management fee and other fees it would otherwise be entitled to receive from an Equity and Bond Fund and/or reimburse certain Equity and Bond Fund expenses above a specified maximum amount (i.e., an “expense limitation”). The Investment Manager may waive all or a portion of its fees and/or reimburse Equity and Bond Fund expenses for a number of reasons, such as passing on to the applicable Equity and Bond Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by a Subadvisor of all or a portion of the fees it would otherwise be entitled to receive from the Investment Manager with respect to an Equity and Bond Fund, or attempting to make an Equity and Bond Fund’s performance more competitive as compared to similar funds. The effect of any expense limitations in effect at the date of this SAI is reflected in the tables below and in the Annual Fund Operating Expenses table (including footnotes thereto) located in the front of each Equity and Bond Fund’s Prospectus. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to a Fund’s contractual expense limitation, the Investment Manager may recover from the applicable Equity and Bond Fund fees waived and expenses paid to the extent that such repayment would not cause the applicable Equity and Bond Fund’s Net Annual Fund Operating Expenses to exceed its contractual expense limitation amount. In addition, the Investment Manager may voluntarily agree to waive or reimburse a portion of its management fee from time to time as described in an Equity and Bond Fund’s Prospectus. Any voluntary expense limitations by the Investment Manager or by any Subadvisor may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager or Subadvisor concerned. In general, contractual expense limitations are only terminated at the end of a term, and shareholders will generally be notified of any change on or about the time that it becomes effective. All fees waived and/or expenses reimbursed to (repayments by) the Funds for the fiscal years ended December 31, 2007, December 31, 2008 and December 31, 2009 are as follows:

[To be Updated by Amendment]

Fund	2007			2008			2009

Large Cap Growth Fund		[—	]	$	[104,558	]	$	[	]

Special Equity Fund		[—	]	$	[0	]	$	[	]

International Equity Fund	$	[348,741	]	$	[349,131	]	$	[	]

Emerging Markets Equity Fund	$	[281,271	]	$	[319,185	]	$	[	]

Bond Fund	$	[25,818	]	$	[2,414,706	]	$	[	]

Global Bond Fund	$	[(36,972)	]	$	[38,743	]	$	[	]

The Investment Manager also serves as the administrator to the Equity and Bond Funds and receives compensation from the Trust pursuant to an Administration and Shareholder Servicing Agreement (“Administration Agreement”) between the Trust and the Investment Manager. For more information about the Administration Agreement, see “Administrative Services and Distribution Arrangements for the Equity and Bond Funds” below.

Subadvisors and Portfolio Managers of the Equity and Bond Funds

Unless indicated otherwise, all information below is as of December 31, 2009.

Managers AMG Essex Large Cap Growth Fund

Essex Investment Management Company, LLC (“Essex”)

Essex has served as a Subadvisor to the Large Cap Growth Fund since March 1997. AMG owns a majority and controlling interest in Essex. David Goss manages the Managers AMG Essex Large Cap Growth Fund.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager: David Goss
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$8.90	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	12	$397.90	None	$0

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Potential Material Conflicts of Interest

Potential conflicts of interest may be presented in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions and employee securities trading. Moreover, Essex has established written policies and procedures relating to its investment management and trading practices, including its trade allocation practices, as part of Essex’s internal controls in order to prevent such conflicts of interest from arising. These policies and procedures are contained in Essex’s Compliance Manual, a copy of which has been provided to the Investment Manager. The Compliance Manual includes a set of policies and procedures that are designed to assure that Essex complies with the requirements of the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and generally requires both Essex and its employees to deal with all clients in a fair and equitable manner. On occasion, Essex, its principals, or employees may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients. Essex maintains a Code of Ethics that is designed to prevent conflicts that such individuals may have with client securities holdings and transactions.

Portfolio Manager Compensation

The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm’s profits through a profit-sharing/pension plan. Second, Essex’s professionals receive a year-end bonus based on their personal performance and Essex’s composite performance relative to our peers and benchmark. Third, Essex offers a competitive benefit package including comprehensive family health coverage.

Essex’s yearly investment performance drives the portfolio managers’ incentive portion (“bonus”) of their compensation package. The portfolio manager’s bonus is based on absolute, relative, and risk-adjusted performance of his respective portfolios. In addition, the portfolio manager evaluation takes into account pre-tax performance, including the performance of the Large Cap Growth Fund against the Russell 1000® Growth Index, over one-, two- and three- year periods. Seventy-five percent of the evaluation is based on performance of the portfolios and twenty-five percent is based on teamwork, communication, and other subjective criteria.

As an added retention mechanism, Essex offers ownership to both existing and prospective employees. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm’s future success.

Finally, Essex is committed to using a fundamental team approach and culture that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly.

Portfolio Manager Ownership of Fund Shares

Mr. Goss: $50,001 to $100,000

Managers Special Equity Fund

Ranger Investment Management, L.P. (“Ranger”)

Ranger has served as a Subadvisor to the Special Equity Fund since September 2008. Ranger is controlled by Ranger Investment Group, L.L.C. (the “General Partner”) and the General Partner’s ultimate managing member, Ranger Capital Group Holdings, L.P. (“Ranger Holdings”). Ranger Holdings is: a limited partner of Ranger; owns a controlling interest in the General Partner, and; is controlled by Ranger Capital Group, L.L.C. (“Ranger Capital”), its general partner. Jason Christopher Elliot is the manager of and owns a controlling interest in Ranger Capital and is a limited partner of and owns a controlling interest in Ranger Holdings. W. Conrad Doenges is the portfolio manager primarily responsible for the day-to-day management of the portion of the Special Equity Fund managed by Ranger.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager: W. Conrad Doenges
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	5	$284.42	None	$0
Other Pooled Investment Vehicles	4	$79.09	None	$0
Other Accounts	20	$662.91	1	$14.62

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Potential Material Conflicts of Interest

Potential conflicts of interest may be presented in connection with the portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions and employee securities trading. Moreover, Ranger has established written policies and procedures relating to its investment management and trading practices, including its trade allocation practices, as part of Ranger’s internal controls in order to prevent any negative manifestation of these conflicts of interest. These policies and procedures are contained in Ranger’s Compliance Manual, a copy of which has been provided to the Investment Manager. The Compliance Manual includes a set of policies and procedures that are designed to assure that Ranger complies with the requirements of the Investment Advisers Act of 1940, as amended, and generally requires both Ranger and its employees to deal with all clients in a fair and equitable manner. Ranger’s principals and employees are prohibited from making direct purchases or short sales of individual prohibited securities in which they have direct or indirect beneficial ownership. Ranger principals and employees may, however, be permitted to sell securities they held prior to their engagement with Ranger or may hold in the future as the result of gift, bequest, or other similar transfer, subject to approval by Ranger’s Chief Compliance Officer. In addition, Ranger maintains a Code of Ethics that is designed to prevent conflicts that such individuals may have with client securities holdings and transactions.

Portfolio Manager Compensation

The Portfolio Manager receives a salary, as well as an annual discretionary bonus. In addition, the Portfolio Manager is an equity owner in Ranger, and receives an annual distribution based on the profitability of the firm.

Although the Portfolio Manager’s compensation is not directly linked to the performance of a portfolio (including the Fund) or the value of the assets held in Ranger’s portfolios (including the Fund), the Portfolio Manager’s equity interest in the firm entitles him to a profits distribution, which may increase upon the positive performance of the Firm’s portfolios.

Portfolio Manager Ownership of Fund Shares

Mr. Doenges: None

Lord, Abbett & Co. LLC (“Lord Abbett”)

Lord Abbett has served as a Subadvisor to the Special Equity Fund since December 2007. Lord Abbett is 100% wholly owned by its partners. F. Thomas O’Halloran, CFA, is the portfolio manager primarily responsible for the day-to-day management of the portion of the Special Equity Fund subadvised by Lord Abbett.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager: F. Thomas O’Halloran, CFA

Type of Account	Number Of Accounts Managed		Total Assets Managed ($ millions)			Number of Accounts Managed For Which Advisory Fee is Performance Based		Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	[3	]	[$	1,179.50	]	[None	]	[$	0	]
Other Pooled Investment Vehicles	[None	]	[$	0	]	[None	]	[$	0	]
Other Accounts	[6	]	[$	141.70	]	[None	]	[$	0	]

Potential Material Conflicts of Interest

Conflicts of interest may arise in connection with the Portfolio Manager’s management of the investments of the Fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Fund and other accounts with similar investment objectives and policies. The Portfolio Manager potentially could use information concerning the Fund’s transactions to the advantage of other accounts and to the detriment of the Fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients, including the Fund. Moreover, Lord Abbett’s Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the Portfolio Manager’s management of the investments of the Fund and the investments of the other accounts referenced in the table above.

Portfolio Manager Compensation

Lord Abbett compensates its portfolio managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the portfolio manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the portfolio manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Investment results are evaluated based on an assessment of the portfolio manager’s three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings, including the Russell 2000® Growth Index. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s unit. Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager’s profit-sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Portfolio Manager Ownership of Fund Shares

Mr. O’Halloran: None

Federated MDTA (“MDT”)

MDT has served as a Subadvisor to the Special Equity Fund since September 2008. MDT is an indirect subsidiary of and controlled by Federated Investors, Inc. (“Federated”), an international investment management firm. Federated owns more than 75% of the outstanding securities of, and a controlling interest in, FII Holdings, Inc., who in turn owns a majority and controlling interest in Federated MDTA Trust (“MDTA Trust”). MDTA Trust serves as a member of and directly owns a controlling interest in MDT. Daniel J. Mahr, CFA is the lead portfolio manager responsible for the day-to-day management of the portion of the Special Equity Fund managed by MDT. Mr. Mahr is assisted by Frederick L. Konopka, CFA, Brian M. Greenberg and Douglas K. Thunen, each of whom also serves as a portfolio manager for the Fund.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager: Daniel J. Mahr, CFA
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	10	$768.76	None	$0
Other Pooled Investment Vehicles	2	$178.89	None	$0

Other Accounts	48	$3,222.07	1	$0.40

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Portfolio Manager: Frederick L. Konopka, CFA
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	10	$768.76	None	$0
Other Pooled Investment Vehicles	2	$178.89	None	$0
Other Accounts	48	$3,222.07	1	$0.40

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Portfolio Manager: Brian M. Greenberg
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	10	$768.76	None	$0
Other Pooled Investment Vehicles	2	$178.89	None	$0
Other Accounts	48	$3,222.07	1	$0.40

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Portfolio Manager: Douglas K. Thunen
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	10	$768.76	None	$0
Other Pooled Investment Vehicles	2	$178.89	None	$0
Other Accounts	48	$3,222.07	1	$0.40

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Potential Material Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”). MDT has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Portfolio Manager Compensation

MDT portfolio managers are paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on each portfolio manager’s experience and performance. For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by MDT is categorized as reflecting one of several designated “Strategies.” The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 2000 Growth Index). The Fund’s portfolio managers are also the portfolio managers for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ. The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation. The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting. The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group. As a separate matter, pursuant to the terms of a business acquisition agreement, portfolio managers may receive additional consideration based on the achievement of specified revenue targets.

Portfolio Managers’ Ownership of Fund Shares

Mr. Mahr: None

Mr. Konopka: None

Mr. Greenberg: None

Mr. Thunen: None

Smith Asset Management Group, LP (“Smith”)

Smith has served as a Subadvisor to the Special Equity Fund since May 2006. One hundred percent of the firm is owned by Smith’s employees. Stephen S. Smith, the founder of Smith, and John D. Brim, Royce W. Medlin and Eivind Olsen are the portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the Special Equity Fund managed by Smith.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager: Stephen S. Smith
Type of Account	Number of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	6	$422.90	1	$91.00
Other Pooled Investment Vehicles	5	$21.60	None	$0
Other Accounts	277	$2,452.00	2	$128.20

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Portfolio Manager: John D. Brim
Type of Account	Number of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	6	$422.90	1	$91.00
Other Pooled Investment Vehicles	5	$21.60	None	$0
Other Accounts	277	$2,452.00	2	$128.20

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Portfolio Manager: Royce W. Medlin
Type of Account	Number of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	6	$422.90	1	$91.00
Other Pooled Investment Vehicles	5	$21.60	None	$0
Other Accounts	277	$2,452.00	2	$128.20

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Portfolio Manager: Eivind Olsen
Type of Account	Number of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	6	$422.90	1	$91.00
Other Pooled Investment Vehicles	5	$21.60	None	$0
Other Accounts	277	$2,452.00	2	$128.20

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Potential Material Conflicts of Interest

Potential conflicts of interest may be presented in connection with the Portfolio Managers’ management of the Special Equity Fund’s investments, on the one hand, and the investments of other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions and employee securities trading. Smith has established written policies and procedures relating to its investment management and trading practices that are designed to prevent such conflicts of interest. On occasion, employees of Smith may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients. Smith maintains a code of ethics that is designed to prevent the conflicts of interest presented by employees’ personal securities transactions.

Portfolio Manager Compensation

The portfolio managers are compensated using a fixed cash salary as well as a pension and retirement plan. As partners of Smith, each portfolio manager also receives pro-rata allocations of the firm’s net income. None of the portfolio managers’ compensation is based on the Special Equity Fund’s performance, nor is it based on the value of the assets held in the Fund’s portfolio.

Portfolio Managers’ Ownership of Fund Shares

Mr. Smith: None

Mr. Brim: None

Mr. Medlin: None

Mr. Olsen: None

Managers International Equity Fund

AllianceBernstein L.P. (“AllianceBernstein”)

Sharon E. Fay, Kevin F. Simms, Henry D’Auria and Joseph Gerard Paul are the portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the International Equity Fund managed by AllianceBernstein. At December 31, 2008, AllianceBernstein Holding L.P. (“Holding”) owned approximately 34.3% of the issued and outstanding AllianceBernstein Units. AXA Financial was the beneficial owner of approximately 62.0% of the AllianceBernstein Units at December 31, 2008 (including those held indirectly through its ownership of approximately 1.6% of the issued and outstanding Holding Units) which, including the general partnership interests in AllianceBernstein and Holding, represent an approximate 62.4% economic interest in AllianceBernstein. AXA Financial is a wholly-owned subsidiary of AXA, one of the largest global financial services organizations.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager: Sharon E. Fay
Type of Account	Number of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	199	$39,913.00	3	$6,896.00
Other Pooled Investment Vehicles	289	$20,832.00	2	$909.00
Other Accounts	33,965	$96,622.00	83	$9,324.00

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Portfolio Manager: Kevin F. Simms
Type of Account	Number of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	199	$39,913.00	3	$6,896.00
Other Pooled Investment Vehicles	289	$20,832.00	2	$909.00
Other Accounts	33,965	$96,622.00	83	$9,324.00

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Portfolio Manager: Henry S. D’Auria
Type of Account	Number of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	199	$39,913.00	3	$6,896.00
Other Pooled Investment Vehicles	289	$20,832.00	2	$909.00
Other Accounts	33,965	$96,622.00	83	$9,324.00

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Portfolio Manager: Joseph Gerard Paul
Type of Account	Number of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	183	$36,778.00	3	$6896.00
Other Pooled Investment Vehicles	273	$16,252.00	1	$296.00
Other Accounts	33,851	$78,693.00	64	$6,492.00

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Potential Material Conflicts of Interest

As an investment advisor and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. AllianceBernstein recognizes that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. AllianceBernstein places the interests of its clients first and expects all of its employees to meet their fiduciary duties.

Employee Personal Trading. AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions. AllianceBernstein’s Code of Business Conduct and Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code of Business Conduct and Ethics also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90-day holding period for securities purchased by employees to discourage short-term trading (employees in Japan are subject to a longer holding period).

Managing Multiple Accounts for Multiple Clients. AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.]

Portfolio Manager Compensation

AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for its clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

(iii) Discretionary incentive compensation in the form of awards under a deferred award plan (“deferred awards”): AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards are in the form of AllianceBernstein’s publicly traded units, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment.

Portfolio Managers’ Ownership of Fund Shares

[To be Updated by Amendment]

Ms. Fay: [    ]

Mr. Simms: [    ]

Mr. D’Auria: [    ]

Mr. Paul: [    ]

Martin Currie, Inc. (“Martin Currie”)

Martin Currie has served as a Subadvisor to the International Equity Fund since March 25, 2009. Martin Currie is part of the Martin Currie group of companies and is directly controlled by Martin Currie Limited, a wholly owned subsidiary of Martin Currie (Holdings) Limited. James Fairweather, Christine Montgomery, and David Sheasby are the portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the International Equity Fund managed by Martin Currie, having managed a portion of the Fund since March, 2009. Mr. Fairweather is the lead portfolio manager, supported by Ms. Montgomery and Mr. Sheasby. The portfolio managers are further supported by three dedicated investment managers.

Other Accounts Managed by the Portfolio Manager

Portfolio Manager: James Fairweather
Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	4	$591.00	None	$0
Other Pooled Investment Vehicles	4	$216.00	None	$0
Other Accounts	27	$3,897.00	None	$0

Portfolio Manager: Christine Montgomery
Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	4	$591.00	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	20	$3,120.00	None	$0

Portfolio Manager: David Sheasby
Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	5	$639.00	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	21	$3,132.00	None	$0

Potential Material Conflicts of Interest

Potential conflicts of interest may be presented in connection with the portfolio managers’ management of the Fund’s investments, on the one hand, and the investments of other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions, broker relationships, corporate governance and shareholder proxy voting, and employee securities trading. A fundamental ethical principle of Martin Currie is to pay due regard to the interests of its clients and to ensure it manages potential conflicts of interest fairly. Moreover, Martin Currie has established written policies and procedures relating to its investment management and trading practices, including its trade aggregation and allocation practices, as part of Martin Currie’s internal controls in order to prevent such conflicts of interest from arising. Its conflict management policy is designed to ensure that the business maintains and operates, on an ongoing basis, effective processes and controls to minimize the risk of such conflicts. These policies and procedures are contained in Martin Currie’s compliance manual, which includes a set of policies and procedures that are designed to assure that Martin Currie complies with the requirements of the Investment Advisers Act of 1940, as amended, and generally requires both Martin Currie and its employees to deal with all clients in a fair and equitable manner. Each policy is complemented by a set of controls designed to permit effective monitoring of internal activities that may give rise to a conflict of interest. Effectual error management focuses on learning from these events, ensuring that Martin Currie continually improves on its controls, to mitigate such occurrences. Martin Currie maintains a

Code of Ethics that is designed to prevent conflicts that such individuals may have with client securities holdings and transactions.

Portfolio Manager Compensation

Remuneration for investment personnel blends four components: basic salary, equity in the firm, share of product revenues and performance-bonus. Each is reviewed in turn:

1. Basic salary

Martin Currie benchmarks all salaries to comparable positions in London and New York through a syndicate of asset management firms who share data on a confidential basis. Martin Currie aims to pay top quartile salaries for consistently exceptional performers.

2. Equity in Martin Currie

Employee-ownership is central to Martin Currie’s proposition to clients and staff. Martin Currie is majority-owned by directors and staff and all permanent staff own equity in the firm. All permanent members of staff are assigned a target equity stake commensurate with their role in the business, and all staff have access to a share purchase plan. Ownership is broadly spread across the firm and no individual holds more than 5% of the equity.

The primary incentivisation of Martin Currie’s investment managers is through equity participation in the long-term success of the business. Ultimately this is only achieved by meeting clients’ long-term aspirations for performance and client service.

3. Revenue share

Martin Currie pays a team-based bonus that reflects the contribution of each product group to Martin Currie’s revenues. Portfolio managers receive a percentage of annual fee revenues less costs. This is payable on existing client funds to ensure a strong focus on long-term delivery for existing clients.

Martin Currie’s capacity management policies ensure that Martin Currie carefully controls funds under management in each strategy to maintain the integrity of the investment process and protect performance for Martin Currie’s existing clients.

4. Performance bonus

Portfolio managers also receive a bonus that relates to investment performance, gross of tax. The benchmark used to measure performance is the MSCI EAFE Index. The payment is linked to annual risk-adjusted delivery to ensure consistent focus on clients’ objectives. It is capped at a certain percentage of salary (maximum 100%) for achieving the performance targets, with penalties for failing to meet risk management objectives.

The portfolio managers have historically been measured over a twelve-month horizon. However, from January 2010, Martin Currie will begin paying 50% of this bonus based on meeting the performance objective over three years, and 50% based on one year performance. This change will be fully implemented by 2012. Martin Currie believes this will further align its interests with clients’ long-term performance expectations.

Compensation is based upon the total fund assets that Martin Currie manages on behalf of the subadvisor ($41.5 million, as of December 31, 2009).

Portfolio Manager’s Ownership of Fund Shares

Mr. Fairweather: None

Ms. Montgomery: None

Mr. Sheasby: None

Lazard Asset Management LLC (“Lazard”)

Lazard has served as a Subadvisor to the International Equity Fund since September 2003. Lazard is a Delaware limited liability company. It is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company, whose sole member is Lazard Group LLC, a Delaware limited liability company, whose ultimate parent company is Lazard Ltd. Lazard Frères & Co. LLC originated as a partnership in 1848 and became one of the first global investment banks. William E. Holzer, Nicolas Bratt, Irene Cheng, Andrew Norris and Steve Wreford are the portfolio managers jointly and primarily responsible for the portion of the International Equity Fund managed by Lazard.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager: William E. Holzer
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	5	$3,014.80	None	$0
Other Accounts	67	$18,462.49	13	$2,316.79

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Portfolio Manager: Nicolas Bratt
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	5	$3,014.80	None	$0
Other Accounts	67	$18,462.49	13	$2,316.79

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Portfolio Manager: Irene Cheng
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	5	$3,014.80	None	$0
Other Accounts	67	$18,462.49	13	$2,316.79

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Portfolio Manager: Andrew Norris
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	5	$3,014.80	None	$0
Other Accounts	67	$18,462.49	13	$2,316.79

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

[To be Updated by Amendment]

Portfolio Manager: Steve Wreford
Type of Account	Number Of Accounts Managed[1]		Total Assets Managed ($ millions)			Number of Accounts Managed For Which Advisory Fee is Performance Based		Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	[	]	$	[	]	[	]	$	[	]
Other Pooled Investment Vehicles	[	]	$	[	]	[	]	$	[	]
Other Accounts	[	]	$	[	]	[	]	$	[	]

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Potential Material Conflicts of Interest

Although the potential for conflicts of interest exist when Lazard and portfolio managers manage other accounts with similar investment objectives and strategies as the International Equity Fund (“Similar Accounts”), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below). In addition, the International Equity Fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard’s management of the International Equity Fund and Similar Accounts, including the following:

1. Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard’s overall allocation of securities in that offering, or to increase Lazard’s ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, or when a sale in one account lowers the sale price received in a sale by a second account. These potential allocation and trading conflicts are relevant primarily for all portfolio managers that focus on small capitalization companies, whose shares tend to have more limited and volatile trading than those of companies with larger market capitalizations.

2. Portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the International Equity Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual portfolio manager’s time dedicated to each account, Lazard periodically reviews each portfolio manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the International Equity Fund.

3. Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or portfolios managers have a materially larger investment in a Similar Account than their investment in the Fund.

4. Lazard manages hedge funds that are subject to performance/incentive fees. Certain hedge funds managed by Lazard may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the International Equity Fund invests, Lazard could be seen as harming the performance of the International Equity Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts. Portfolio managers are generally not permitted to manage both hedge funds that engage in short sales and long-only accounts, including open-end and closed-end registered investment companies.

Portfolio Manager Compensation

The portfolio managers’ compensation is a combination of a fixed portion of Global Thematic Equity revenues, and equity ownership in Lazard Ltd., Lazard’s ultimate parent company. The four members of the team share equally these compensation arrangements. The portfolio managers’ compensation is not based on performance of the International Equity Fund or the International Equity Fund’s assets under management.

Portfolio Managers’ Ownership of Fund Shares

[To be Updated by Amendment]

Mr. Holzer: None

Mr. Bratt: None

Ms. Cheng: None

Mr. Norris: None

Mr. Wreford: [    ]

Managers Emerging Markets Equity Fund

Rexiter Capital Management Limited (“Rexiter”)

Rexiter has served as Subadvisor to the Emerging Markets Equity Fund since February 1998. State Street Global Alliance, LLC, a subsidiary of State Street Corporation, owns a controlling interest in Rexiter. The portfolio managers jointly and primarily responsible for the day-to-day management of the Fund are Murray Davey and Nick Payne.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager: Murray Davey
Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	1	$651.60	None	$0
Other Accounts	1	$219.20	1	$219.20

Portfolio Manager: Nick Payne
Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	3	$401.10	None	$0

Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	1	$113.30	None	$0

Potential Material Conflicts of Interest

Potential conflicts of interest may be presented in connection with the portfolio managers’ management of the Fund’s investments, on the one hand, and the investments of other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions and employee securities trading. Rexiter has established written policies and procedures relating to its investment management and trading practices that are designed to prevent such conflicts of interest. On occasion, employees of Rexiter may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients. Rexiter maintains a code of ethics that is designed to prevent the conflicts of interest presented by employees’ personal securities transactions.

Portfolio Manager Compensation

Rexiter aims to pay top-quartile salaries for fund managers. Performance bonuses are related to the profitability of the company and to the overall contribution to investment performance and client service of each individual. Portfolio managers are neither compensated directly nor indirectly for bringing in new business or client retention. Compensation (salary or bonus related) is not based upon the performance of the Emerging Markets Equity Fund or the Emerging Market Equity Fund’s assets under management.

The Rexiter team owns 21.7% of the company - all of the portfolio managers listed above are shareholders in Rexiter. The real interest in this incentive is what happens if investment performance remains strong and funds under management grow at a reasonable rate over the next few years. This would make the value of their holdings very attractive. The stability of the team suggests that the package proves attractive in retaining key personnel.

Portfolio Managers’ Ownership of Fund Shares

Mr. Davey: None

Mr. Payne: None

Schroder Investment Management North America, Inc. (“Schroders”)

Schroders has served as a Subadvisor to the Emerging Markets Equity Fund since March 27, 2009. Schroders is a wholly owned subsidiary of Schroders plc. Allan Conway, James Gotto, Waj Hashmi, Robert Davy are the portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the Emerging Markets Equity Fund managed by Schroders. Allan Conway also has an oversight role for the team as Head of Emerging Market Equities.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Allan Conway
Type of Account	Number of Accounts Managed*	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	3	$573.30	None	$0
Other Pooled Investment Vehicles	16	$3,842.00	None	$0
Other Accounts	18	$2,188.00	2	$539.30

Portfolio Manager: James Gotto
Type of Account	Number of Accounts Managed*	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	3	$573.30	None	$0
Other Pooled Investment Vehicles	7	$3,842.00	None	$0
Other Accounts	13	$2,188.00	None	$0

Portfolio Manager: Waj Hashmi
Type of Account	Number of Accounts Managed*	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	3	$573.30	None	$0
Other Pooled Investment Vehicles	9	$13,638.30	None	$0
Other Accounts	14	$2,827.50	None	$0

Portfolio Manager: Robert Davy
Type of Account	Number of Accounts Managed*	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	3	$573.30	None	$0
Other Pooled Investment Vehicles	8	$3,876.80	None	$0
Other Accounts	13	$2,188.00	None	$0

*	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Potential Material Conflicts of Interest

Whenever a portfolio manager of a Fund manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Fund and the investment strategy of the other accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the fact that other accounts require the portfolio manager to devote less than all of his or her time to a Fund may be seen itself to constitute a conflict with the interest of the Fund.

Each portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by a Fund. Securities selected for funds or accounts other than such Fund may outperform the securities selected for the Fund. Finally, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Schroders’ policies, however, require that portfolio managers allocate investment opportunities among accounts managed by them in an equitable manner over time. Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by Schroders to be fair and equitable over time.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales. Also, potential conflicts of interest may arise since the structure of Schroders’ compensation may vary from account to account.

Schroders has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Portfolio Manager Compensation

Schroders’ methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative measures with qualitative measures. The Fund’s portfolio managers are compensated for their services to the Fund and to other accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits available to all Schroders employees. Base salary of Schroders employees is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, is benchmarked annually against market data to ensure competitive salaries, and is paid in cash. The portfolio managers’ base salary is fixed and is subject to an annual review and will increase if market movements make this necessary or if there has been an increase in responsibilities.

Each portfolio manager’s bonus is based in part on performance. Discretionary bonuses for portfolio managers are determined by a number of factors. At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroders’ clients. For each team, Schroders assesses the performance of their funds relative to competitors and to relevant benchmarks, which may be internally-and/or externally-based, over one and/or three year periods, the level of funds under management and the level of performance fees generated. Performance is evaluated for each quarter, year and since inception of the relevant Fund. The portfolio managers’ compensation for other accounts they manage may be based upon such accounts’ performance.

For those employees receiving significant bonuses, a part may be deferred in the form of Schroders plc stock. These employees may also receive part of the deferred award in the form of notional cash investments in a range of Schroders funds. These deferrals vest over a period of three years and are designed to ensure that the interests of the employees are aligned with those of the shareholders of Schroders.

For the purposes of determining the portfolio managers’ bonuses, the relevant external benchmarks for performance comparison vary. For global emerging markets mandates, the benchmark typically used is MSCI Emerging Markets Index (Net TR).

For the Emerging Market Equities team, 77.5% of a global emerging fund manager’s assessment is determined by quantitative measures of the performance of the portfolios to which they contribute. The remaining 22.5% depends on qualitative measures, such as their level of participation in meetings and how well they perform against Schroders’ core values.

Portfolio Managers’ Ownership of Fund Shares

Mr. Conway: None

Mr. Gotto: None

Mr. Hashmi: None

Mr. Davy: None

Managers Bond Fund and Managers Global Bond Fund

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Loomis Sayles is a limited partnership whose general partner is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is in turn principally owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time.

Daniel J. Fuss is the portfolio manager primarily responsible for the day-to-day management of the Bond Fund.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager: Daniel J. Fuss
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	13	$44,055.32	None	$0
Other Pooled Investment Vehicles	4	$959.69	None	$0
Other Accounts	76	$9,065.56	4	$679.41

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Kenneth M. Buntrock, David W. Rolley and Lynda L. Schweitzer are the portfolio managers jointly and primarily responsible for the day-to-day management of the Global Bond Fund.

Portfolio Manager: Kenneth M. Buntrock
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	2	$2,077.77	None	$0
Other Pooled Investment Vehicles	27	$3,720.74	1	$310.71
Other Accounts	84	$20,362.44	10	$1,764.68

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Portfolio Manager: David W. Rolley
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	4	$2,197.92	None	$0
Other Pooled Investment Vehicles	27	$3,720.74	1	$310.71

Other Accounts	88	$20,364.61	10	$1,764.68

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Portfolio Manager: Lynda L. Schweitzer
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	2	$2,077.77	None	$0
Other Pooled Investment Vehicles	27	$3,720.74	1	$310.71
Other Accounts	77	$20,359.14	10	$1,764.68

1 Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Potential Material Conflicts of Interest

The fact that a portfolio manager manages a mutual fund as well as other accounts creates the potential for conflicts of interest. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies. Such favorable treatment could lead to more favorable investment opportunities for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s specific investment objectives, guidelines, restrictions and circumstances and other relevant factors, such as the size of an available investment opportunity, the availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. In addition, Loomis Sayles maintains trade allocation and aggregation policies and procedures to address this potential conflict.

Portfolio Manager Compensation

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up of three main components – base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan.

Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations.

Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. It is based on four factors – investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component and generally represents at least 60% of the total for fixed income managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the group’s Chief Investment Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed income managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of an external benchmark and a customized peer group. The benchmark used for the investment style utilized for the Managers Bond Fund is the Barclays Capital US Government/Credit Index (formerly known as “Lehman Brothers Government/Corporate Bond Index”) and for the Managers Global Bond Fund the benchmark is the Barclays Capital Global Aggregate Index (formerly known as “Lehman Brothers Global Aggregate Index”) and the Citigroup World Government Bond Indices. The customized peer group is created by the firm and is made up of institutional managers in the particular investment style. A manager’s relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, the firm’s calculation incorporates relative performance of the manager’s three year return over the last 20 quarters. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

Loomis Sayles uses both an external benchmark and a customized peer group as measuring sticks for fixed income manager performance because it believes they represent an appropriate combination of the competitive fixed income product universe and the investment styles offered by the firm.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. These plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•	upon retirement a participant will receive a multi-year payout for his or her vested units;

•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan also is similarly constructed although the participants’ annual participation in company earnings is deferred for three years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there is no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

Mr. Fuss’s compensation is also based on his overall contributions to the firm in his various roles as Senior Portfolio Manager, Vice Chairman and Director. As a result of these factors, the contribution of investment performance to Mr. Fuss’ total variable compensation may be significantly lower than the percentage reflected above.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

Portfolio Managers’ Ownership of Bond Fund Shares and Global Bond Fund Shares

Mr. Fuss: None

Mr. Buntrock: None

Mr. Rolley: None

Ms. Schweitzer: None

Proxy Voting Policies and Procedures with respect to the Equity and Bond Funds

Proxies for an Equity and Bond Fund portfolio security are voted in accordance with the proxy voting policies and procedures of the Subadvisor responsible for managing the portion of the applicable Equity and Bond Fund’s assets that includes the security with respect to which a proxy is solicited, except that for a proxy with respect to shares of (i) an unaffiliated money market fund used as a cash management vehicle (a “Cash Sweep Fund”), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund’s directors; and (ii) an ETF held by an Equity and Bond Fund, in connection with an SEC exemptive order on which the applicable Equity and Bond Fund relies with respect to the ETF, the Investment Manager may vote the proxy in the same proportion as the vote of all other holders of shares of the ETF. A listing of each Subadvisor’s proxy voting policies and procedures is set forth in Appendix B to this SAI. Information regarding how each Equity and Bond Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available: (i) without charge, by calling (800) 835-3879; and (ii) on the SEC’s Website at http://www.sec.gov.

Codes of Ethics with respect to the Equity and Bond Funds

The Trust, the Investment Manager, MDI and the Subadvisors have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics, which generally permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by an Equity and Bond Fund, contain procedures that are designed to avoid the conflicts of interest that may be presented by personal securities investing.

Administrative Services and Distribution Arrangements for the Equity and Bond Funds

The Investment Manager serves as the administrator to the Equity and Bond Funds pursuant to the Administration Agreement. Under the Administration Agreement, the Investment Manager supervises the overall administration of and certain shareholder services for each Equity and Bond Fund. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Equity and Bond Fund share purchases and redemption, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for each Equity and Bond Fund. For providing these services, the Investment Manager receives a fee from each Equity and Bond Fund equal to 0.25% (0.20% in the case of the Global Bond Fund) per annum of its average daily net assets. The Administration Agreement generally may be terminated by the Investment Manager upon at least 120 days’ prior written notice to the Trust, and by the Trust upon at least 30 days’ prior written notice to the Investment Manager.

Fees paid by the Equity and Bond Funds for administrative services for the fiscal years ended December 31, 2007, December 31, 2008 and December 31, 2009 are as follows:

[To be Updated by Amendment]

Fund	2007			2008			2009

Large Cap Growth Fund	$	[157,082	]	$	[104,558	]	$	[	]

Special Equity Fund	$	[6,502,875	]	$	[2,799,989	]	$	[	]

International Equity Fund	$	[650,084	]	$	[556,698	]	$	[	]

Emerging Markets Equity Fund	$	[469,407	]	$	[354,169	]	$	[	]

Bond Fund	$	[3,625,260	]	$	[5,598,254	]	$	[	]

Global Bond Fund	$	[[202,516]		$	[157,292]		$	[	]

Under a Distribution Agreement (the “Distribution Agreement”) between the Trust and MDI, MDI serves as distributor in connection with the continuous offering of Equity and Bond Fund shares. MDI bears certain expenses associated with the distribution and sale of shares of the Equity and Bond Funds. MDI acts as agent in arranging for the sale of each Equity and Bond Fund’s shares. MDI is not obligated to sell any specific amount of shares of any Equity and Bond Fund. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority Inc. (“FINRA”).

The Special Equity Fund and the International Equity Fund have each established three classes of shares: Managers Class shares, Institutional Class shares and R Shares. The R Shares are sold without a sales load but are subject to the expenses of a Rule 12b-1 Plan of Distribution (discussed below). In accordance with the terms of the

Plan of Distribution, each of the Special Equity Fund and the International Equity Fund have agreed to pay the Distributor 0.50% of the average daily net assets of the Fund allocable to R Shares. MDI will use all or a portion of the amounts received under the Plan of Distribution to finance its distribution or servicing activities, including making payments to financial intermediaries that offer R Shares to their clients through proprietary mutual fund “supermarkets” and similar platforms. Institutional Class shares and Managers Class shares are sold without a sales load and are not subject to the expenses of any Rule 12b-1 Plan of Distribution. R Shares are not currently offered by the Special Equity Fund or the International Equity Fund. The Special Equity Fund currently offers Managers Class shares and Institutional Class shares and the International Equity Fund offers only Managers Class shares.

The Distribution Agreement between the Trust and MDI may be terminated by either party under certain specified circumstances, and will automatically terminate on assignment in the same manner as the Management Agreement. The Distribution Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and (ii) by a majority of the Trustees of the Trust who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

MDI’s principal address is 333 W. Wacker Drive, Suite 1200, Chicago, Illinois 60606.

Distribution Plan. The Trust has adopted a “Plan of Distribution Pursuant to Rule 12b-1” (the “Distribution Plan”) with respect to the R Shares of each of the Special Equity Fund and International Equity Fund. Under the Distribution Plan, the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of R Shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Special Equity Fund and International Equity Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of R Shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. The Board of Trustees has authorized payments to the Distributor equal on an annual basis to 0.50% of the average annual net assets of each of Special Equity Fund and International Equity Fund allocable to the R Shares. A Fund’s payments under the Distribution Plan are treated as expenses of the Fund’s R Shares and no portion of these payments is allocated to Managers Class or Institutional Class shares.

Custodian for the Equity and Bond Funds

The Bank of New York Mellon, a subsidiary of The Bank of New York Mellon Corporation (the “Custodian”), 2 Hanson Place, Brooklyn, New York, 10286 is the Custodian for the Equity and Bond Funds. It is responsible for holding all cash assets and all portfolio securities of the Equity and Bond Funds, releasing and delivering such securities as directed by the Equity and Bond Funds, maintaining bank accounts in the names of the Equity and Bond Funds, receiving for deposit into such accounts payments for shares of the Equity and Bond Funds, collecting income and other payments due the Equity and Bond Funds with respect to portfolio securities and paying out monies of the Equity and Bond Funds.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent for the Equity and Bond Funds

PNC Global Investment Servicing (U.S.) Inc., PO Box 9769, Providence, Rhode Island 02940-9767 (“PNC” or the “Transfer Agent”), is the transfer agent for the Equity and Bond Funds and the sub-transfer agent for the ManagersChoice® asset allocation program and also serves as the dividend disbursing agent for the Equity and Bond Funds.

Independent Registered Public Accounting Firm for the Equity and Bond Funds

[PricewaterhouseCoopers LLP], [Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia PA 19103], is the independent registered public accounting firm for the Equity and Bond Funds. [PricewaterhouseCoopers LLP] conducts an annual audit of the financial statements of the Equity and Bond Funds, assists in the preparation and/or review of each Equity and Bond Fund’s federal and state income tax returns and may provide other audit, tax and related services.

MANAGEMENT OF THE MONEY MARKET FUND AND THE JPMORGAN PORTFOLIO

Investment Advisor of the JPMorgan Portfolio

Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), the JPMorgan Portfolio’s former investment adviser, was transferred to JPMIM and JPMIM became the investment adviser for the JPMorgan Portfolio. JPMIM serves as investment advisor to the JPMorgan Portfolio pursuant to the Amended and Restated Investment Advisory Agreement between JPMIM and JPMorgan Trust II (the “JPMorgan Portfolio Advisory Agreement”). The appointment of JPMIM did not change the JPMorgan Portfolio Advisory Agreement (other than the identity of the adviser). JPMIM is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JP Morgan Chase”) and a registered investment adviser under the Investment Advisers Act of 1940, as amended. JPMorgan Chase, through the Advisor and other subsidiaries, offers a wide range of banking and investment management services to governmental, institutional, corporate and individual clients. Subject to the supervision of a Trust’s Board of Trustees, JPMIM provides or will cause to be provided a continuous investment program for the JPMorgan Portfolio, including investment research and management with respect to all securities and investments and cash equivalents in the JPMorgan Portfolio.

The JPMorgan Portfolio Advisory Agreement provides that it will continue in effect for annual periods beyond October 31 of each year, if such continuance is approved at least annually by the JPMorgan Trust II’s Board of Trustees or by vote of a majority of the outstanding shares of the JPMorgan Portfolio (as defined in the 1940 Act), and a majority of the JPMorgan Trust II Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The JPMorgan Portfolio Advisory Agreement may be terminated at any time on 60 days’ written notice without penalty by the JPMorgan Portfolio’s Trustees, by vote of a majority of the outstanding shares of the JPMorgan Portfolio, or by the JPMorgan Portfolio’s Advisor as the case may be. The JPMorgan Portfolio Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

Compensation of Advisor of the JPMorgan Portfolio

As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by the Advisor under the JPMorgan Portfolio Advisory Agreement, the JPMorgan Portfolio has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rate of 0.08% of the JPMorgan Portfolio’s average daily net assets of the Capital Shares of the JPMorgan Portfolio. As a shareholder of Capital Shares of the JPMorgan Portfolio, the Money Market Fund bears its proportionate share of this fee.

The net fees paid by the JPMorgan Portfolio for investment advisory services were as follows (dollar amounts in thousands): for the fiscal year ended February 28, 2007: $8,067; for the fiscal year ended February 29, 2008: $9,044; and for the fiscal year ended February 28, 2009: $9,617. JPMIA did not waive investment advisory fees for the fiscal years ended February 28, 2007, February 29, 2008 and February 28, 2009.

Proxy Voting Policies and Procedures with respect to the Money Market Fund and the JPMorgan Portfolio

The Money Market Fund will be entitled to vote proxies as a shareholder of the JPMorgan Portfolio with respect to any meeting of the JPMorgan Portfolio’s shareholders. In general, the Money Market Fund will vote its shares in the JPMorgan Portfolio in proportion to the votes of other shareholders of the JPMorgan Portfolio. Information regarding how the Money Market Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available: (i) without charge, by calling (800) 835-3879; and (ii) on the SEC’s website at http://www.sec.gov.

With respect to the JPMorgan Portfolio, the Board of Trustees of JPMorgan Trust II has delegated to JPMIM and its affiliated advisors proxy voting authority with respect to the JPMorgan Portfolio’s portfolio securities. Most of the securities in which the JPMorgan Portfolio invests, however, are rarely required, or permitted, to vote. To ensure that the proxies of portfolio companies are voted in the best interests of the JPMorgan Portfolio, the Board of Trustees of JPMorgan Trust II has adopted JPMIM’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues.

JPMIM and its affiliated advisors are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, JPMIM and its affiliated advisors will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMIM and its affiliated advisors have encountered globally, based on many years of collective investment management experience.

To oversee and monitor the proxy-voting process, JPMIM has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, currently Risk Metrics Group (ISS) in the U.S., to perform certain services otherwise carried out or coordinated by the proxy administrator.

Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the JPMorgan Portfolio on the one hand, and the JPMorgan Portfolio’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the JPMorgan Portfolio. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance, Operations or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how JPMIM will vote the proxy. In addressing any material conflict, JPMIM may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain JPMIM personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to ISS, which will vote in accordance with its own recommendation.

The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

•

JPMIM considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

•

JPMIM votes proposals to classify boards on a case-by-case basis, but will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

•	JPMIM also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

•	JPMIM votes against proposals for a super-majority vote to approve a merger.

•

JPMIM considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.

•

JPMIM votes proposals on a stock option plan, based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders’ equity and dilution to voting power. JPMIM generally considers other management compensation proposals on a case-by-case basis.

•

JPMIM also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

Information regarding how the JPMorgan Portfolio voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be on file with the SEC and available on the JPMorgan Portfolio’s website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov no later than August 31.

Administrative Services for the JPMorgan Portfolio

The JPMorgan Portfolio has entered into an Administration Agreement (the “JPMorgan Portfolio Administration Agreement”) with JPMorgan Funds Management, Inc. (“JPMFM”), pursuant to which JPMFM is responsible for certain administrative and related services provided to the JPMorgan Portfolio. The JPMorgan Portfolio Administration Agreement may be terminated at any time, without penalty, by the JPMorgan Portfolio’s Trustees or JPMFM, in each case on not less than 60 days’ prior written notice to the other party.

Under the JPMorgan Portfolio Administration Agreement, the JPMorgan Portfolio has agreed to pay JPMFM fees equal to the JPMorgan Portfolio’s allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the JPMorgan Portfolio and other money market funds within the JPMorgan Funds Complex in accordance with the following annual schedule: 0.10% of the first $100 billion of the money market funds’ aggregate average daily net assets and 0.05% of their aggregate average daily net assets in excess of $100 billion. The portion of this charge payable by the JPMorgan Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the money market funds within the JPMorgan Funds Complex. JPMFM, JPMIM and JPMorgan Distribution Services, Inc. (“JPMDS”), the distributor for the JPMorgan Portfolio, have contractually agreed through June 30, 2010 to waive fees and/or reimburse expenses to the JPMorgan Portfolio to the extent that total annual operating expenses of the Capital Shares of the JPMorgan Portfolio (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the JPMorgan Portfolio’s Board of Trustees’ deferred compensation plan) exceed 0.18% of the average daily net assets of the Capital Shares.

The net fees paid by the JPMorgan Portfolio to JPMFM for administrative services were as follows (dollar amounts in thousands): for the fiscal year ended February 28, 2007: $5,732; for the fiscal year ended February 29, 2008: $6,742; and for the fiscal year ended February 28, 2009: $7,281. JPMFM waived administrative fees as follows (dollar amounts in thousands): for the fiscal year ended February 28, 2007: $2,629; for the fiscal year ended February 29, 2008: $1,797; and for the fiscal year ended February 28, 2009: $797.

The Investment Manager, on behalf of the Money Market Fund, has entered into an Administrative Services Agreement with JPMDS and a Supplemental Payment Agreement with JPMIM (collectively, the “Agreements”), pursuant to which JPMDS and JPMIM compensate the Investment Manager for administrative, shareholder and other services that the Investment Manager provides to the Money Market Fund’s shareholders, which would otherwise need to be provided by the JPMorgan Portfolio if the Money Market Fund’s shareholders were to hold shares of the JPMorgan Portfolio directly. Under the Agreements, JPMDS and JPMIM together pay the Investment Manager at an annual rate of 0.06% of the Money Market Fund’s assets invested in Capital Shares of the JPMorgan Portfolio. The Investment Manager, in turn, waives a portion of the administrative fee charged to the Money Market Fund under the Administration Agreement, as described below, in an amount equal to the compensation the Investment Manager receives from JPMDS and JPMIM under the Agreements.

Administrative and Distribution Services for the Money Market Fund

Under the Administration Agreement, Managers also serves as administrator of the Money Market Fund and is responsible for certain aspects of managing the Money Market Fund’s operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Money Market Fund share purchases and redemption, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Money Market Fund. For these services, the Money Market Fund is required to pay Managers 0.15% of the Money Market Fund’s average daily net assets per annum. The Administration Agreement generally may be terminated by Managers upon at least 120 days’ prior written notice to the Trust, and by the Trust upon at least 30 days’ prior written notice to Managers.

[To be Updated by Amendment]

[The fees paid by the Money Market Fund to Managers for administrative services were as follows: for the fiscal year ended November 30, 2007: $154,574; for the period December 1, 2007 through December 31, 2007: $12,107; for the fiscal year ended December 31, 2008: $125,595; and for the fiscal year ended December 31, 2009: $[ ]. Please see “Fee Waivers and Expense Limitations with respect to the Money Market Fund” below for information regarding fee waivers by Managers for the Money Market Fund.]

MDI, a wholly-owned subsidiary of Managers, serves as the distributor of the Money Market Fund. Managers is an indirect, independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), and AMG serves as its Managing Member. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. MDI bears certain expenses associated with the distribution and sale of shares of the Money Market Fund. MDI acts as agent in arranging for the sale of the Money Market Fund’s shares without sales commission or other compensation and bears all advertising and promotional expenses incurred in the sale of such shares.

The Distribution Agreement between the Trust and MDI may be terminated by either party under certain specified circumstances and will automatically terminate on assignment. The Distribution Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and (ii) by a majority of the Trustees of the Trust who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. MDI is not obligated to sell any specific amount of shares of the Money Market Fund.

MDI’s principal address is 333 W. Wacker Drive, Suite 1200, Chicago, Illinois 60606.

Other Expenses of the JPMorgan Portfolio

In addition to the fees described above, the JPMorgan Portfolio is responsible for usual and customary expenses associated with its operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the JPMorgan Portfolio’s Trustees and Members of the Advisory Board, registration fees under federal securities laws, extraordinary expenses, custodian fees and brokerage expenses.

Fee Waivers and Expense Limitations with respect to the Money Market Fund

From time to time, Managers may agree voluntarily to waive all or a portion of the fee it would otherwise be entitled to receive from the Money Market Fund under the Administration Agreement. Managers may decide to waive all or a portion of its fees from the Money Market Fund for a number of reasons, such as attempting to make the Money Market Fund’s performance more competitive as compared to similar funds. The effect of any fee waivers in effect at the date of this SAI on the fees payable by the Money Market Fund is reflected in the Annual Fund Operating Expenses table (including footnotes thereto) located in the front of the Money Market Fund’s Prospectus. Existing voluntary fee waivers by Managers may be terminated or reduced in amount at any time, and solely at the discretion of Managers. Shareholders will be notified of any change on or about the time that it becomes effective.

[To be Updated by Amendment]

[The Money Market Fund and JPMDS have entered into an “omnibus account” arrangement, whereby the Money Market Fund is credited with a factor of 0.05% of the average daily assets of the Money Market Fund invested in the JPMorgan Portfolio. This credit serves to reduce the transfer agent expenses that would otherwise be charged to the Money Market Fund. For the fiscal year ended December 31, 2009, the transfer agent expense was reduced under this arrangement by $[    ]. Amounts shown for “Other Expenses” in the Annual Fund Operating Expenses table in the Prospectus reflect the reduction of the transfer agent expenses pursuant to this arrangement.]

Custodian and Accounting Agent for the Money Market Fund and the JPMorgan Portfolio

JPMorgan Chase Bank (“JPMCB”), 270 Park Avenue, New York, New York 10017, serves as the JPMorgan Portfolio’s custodian and as the fund accounting agent for the JPMorgan Portfolio. The Bank of New York Mellon, a subsidiary of the Bank of New York Mellon Corporation (“BNY”), 2 Hanson Place, Brooklyn, New York is responsible for holding the Money Market Fund’s securities and cash and maintaining the books of account and records of portfolio transactions.

Transfer Agent for the Money Market Fund

PNC Global Investment Servicing (U.S.) Inc., PO Box 9769, Providence, RI, 02940-9769 (“PNC” or the “Transfer Agent”), is the transfer agent for the Money Market Fund and the sub-transfer agent for the ManagersChoice® asset allocation program and also serves as the dividend disbursing agent for the Money Market Fund. The Transfer Agent is responsible for maintaining account records detailing the ownership of the shares of the Money Market Fund and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

Independent Registered Public Accounting Firm for the Money Market Fund and the JPMorgan Portfolio

The Independent Registered Public Accounting Firm of the JPMorgan Portfolio is [PricewaterhouseCoopers LLP], [300 Madison Avenue, New York, New York 10017]. The Independent Registered Public Accounting Firm of the Money Market Fund is [PricewaterhouseCoopers LLP], [Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042]. [PricewaterhouseCoopers LLP] conducts an annual audit of the financial statements of the Money Market Fund and the JPMorgan Portfolio, reviews the Money Market Fund’s federal and state income tax returns and may provide other audit, tax and related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES OF THE EQUITY AND BOND FUNDS

With respect to the Equity and Bond Funds, the Subadvisory Agreements provide that each Subadvisor places all orders for the purchase and sale of securities that are held in each Equity and Bond Fund’s portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of each Subadvisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. Each Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for an Equity and Bond Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, each Subadvisor is authorized by the Trustees to consider the “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. Each Subadvisor is also authorized to cause an Equity and Bond Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. A Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which each Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Subadvisor. Each Equity and Bond Fund may purchase and sell portfolio securities through brokers who provide the Subadvisors with research services.

The Trustees will periodically review the total amount of commissions paid by the Equity and Bond Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Equity and Bond Funds of using particular brokers or dealers. It is possible that certain of the services received by a Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of each Subadvisor are not reduced by reason of their receipt of such brokerage and research services. Generally, a Subadvisor does not provide any services to an Equity and Bond Fund except portfolio investment management and related recordkeeping services. The Investment Manager may request that the Subadvisors employ certain specific brokers who have agreed to pay certain Equity and Bond Fund expenses. The use of such brokers is subject to best price and execution, and there is no specific amount of brokerage that is required to be placed through such brokers.

Brokerage Commissions of the Equity and Bond Funds

For the fiscal years ended December 31, 2007, 2008, and 2009, the Equity and Bond Funds paid the following brokerage fees:

Fund	2007	2008	2009

Large Cap Growth Fund	$193,426	$144,142	$	[	]

Special Equity Fund	$6,763,465	$4,094,994	$	[	]

International Equity Fund	$830,675	$798,150	$	[	]

Emerging Markets Equity Fund	$323,015	$218,066	$	[	]

Bond Fund	$1,330	$749	$	[	]

Global Bond Fund	—	—	$	[	]

Brokerage Recapture Arrangements of the Equity Funds

With respect to the Equity Funds, the Trust has entered into arrangements with various brokers pursuant to which a portion of the commissions paid by an Equity Fund may be directed by that Equity Fund to pay expenses of that Equity Fund. Consistent with its policy and principal objective of seeking best price and execution, each Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for each Equity Fund. In all cases, brokerage recapture arrangements relate solely to expenses of the Equity Funds and not to expenses of the Investment Manager or the Subadvisors.

Ownership of Broker-Dealer Securities by the Equity and Bond Funds

[To be Updated by Amendment]

[During the fiscal year ended December 31, 2009, the [            ] Fund acquired securities of its “regular broker-dealers” as such term is defined in Rule 10b-1 under the 1940 Act. As of December 31, 2009, the Fund held $[            ] worth of securities of [            ].]

Affiliated Brokerage with respect to the Equity and Bond Funds

[To be Updated by Amendment]

[Certain affiliates of [            ] may be deemed to be affiliated persons of the [            ] Fund because of [their record ownership of the Fund]. For the fiscal years ended December 31, 2007, December 31, 2008 and December 31, 2009, the [            ] Fund paid brokerage commissions to such broker-dealer affiliates of $[            ], $[            ], and $[            ], respectively. For the fiscal year ended December 31, 2009, [            ]% of the [            ] Fund’s aggregate brokerage commissions were paid to such broker-dealer affiliates. For the fiscal year ended December 31, 2009, [            ]% of the [            ] Fund’s aggregate dollar amount of transactions involving the payment of brokerage commissions were effected through such broker-dealer affiliates.]

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts directly with the Funds or through their financial planners or investment professionals, or directly with the Trust in circumstances as described in the current Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Funds may from time to time make payments to such broker-dealers or processing organizations for certain record-keeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor’s name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations and others may receive compensation from the Investment Manager out of its legitimate profits in exchange for selling shares or for record-keeping or other shareholder related services.

Purchase orders received by the Trust before 4:00 p.m. New York time at the address listed in the current Prospectus on any business day will receive the net asset value computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations, which have entered into contractual arrangements with the Investment Manager, will also receive that day’s offering price, provided the orders the processing organization transmits to the Investment Manager were received in proper form by the processing organization before 4:00 p.m.

The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations that have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check or by Automated Clearing House funds (“ACH”) are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 calendar-days unless arrangements are made with the Investment Manager. However, during this 15 calendar-day period, such shareholder may exchange such shares into any series of the Trust, Managers AMG Funds, Managers Trust I or Managers Trust II, subject to applicable restrictions such as minimum investment amounts. The 15 calendar-day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. The Funds and MDI reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York time on any business day will receive the net asset value determined at the close of regular business of the NYSE on that day. Redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the net asset value computed that day, provided that the orders the processing organization transmits to a Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York time will be redeemed at the net asset value determined at the close of trading on the next business day. Redemption orders transmitted to the Trust at the address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge other than the 2.00%, 2.00% and 1.00% fee charged for redemptions (including a redemption by exchange) of shares of the International Equity Fund, Emerging Markets Equity Fund and Global Bond Fund, respectively, within 60 days of purchase (the “Redemption Fees”). The Redemption Fees may not apply in certain circumstances, as described in the Funds’ Prospectus.

The Trust reserves the right to redeem shareholder accounts (after 60 days’ notice and the opportunity to reestablish the account balance) when the value of the Fund shares in the account falls below $500 due to redemptions for all Funds other than Special Equity Fund and International Equity Fund and below $500 for Managers Class shares, $500 for R Shares and $500,000 for Institutional Class shares of Special Equity Fund and International Equity Fund. Whether the Trust will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Trust determines that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from a Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under “Net Asset Value,” and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder’s account. In addition, if shares purchased by check or ACH are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar-days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Funds of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

As described in the Prospectus, an investor may exchange shares of a Fund into shares of the same class of any of the other funds managed by the Investment Manager or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. Because an exchange is the sale of shares of the Fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. The International Equity Fund, Emerging Markets Equity Fund and Global Bond Fund will apply and deduct the Redemption Fees of 2.00%, 2.00% and 1.00%, respectively from the proceeds of any redemption by exchange if the exchange occurs within 60 days of the purchase of those shares. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from redemption become available. Shareholders subject to federal income tax may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time, subject to applicable law. Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

Net Asset Value

Each Fund computes its net asset value (“NAV”) for each class once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York time. The NAV will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York time.

The NAV per share of each class of each Fund is equal to the applicable class’s net worth (assets minus liabilities) divided by the number of that class’s shares outstanding. Equity and Bond Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted sales price, or lacking any sales, on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities with maturities of sixty (60) days or less may be valued at amortized cost.

Because the Money Market Fund invests substantially all of its investable assets in the JPMorgan Portfolio, the Money Market Fund’s NAV depends on the NAV of the JPMorgan Portfolio. The JPMorgan Portfolio determines its NAV using the amortized cost of its securities, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the JPMorgan Portfolio would receive upon the sale of the instrument.

The valuation of the JPMorgan Portfolio’s portfolio instruments based upon their amortized cost is subject to the JPMorgan Portfolio’s adherence to certain procedures and conditions. Consistent with regulatory requirements, the JPMorgan Portfolio will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 75 days. The JPMorgan Portfolio will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the SEC.

The JPMorgan Portfolio’s Board of Directors has established procedures designed to stabilize the JPMorgan Portfolio’s price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the JPMorgan Portfolio’s holdings at such intervals as is deemed appropriate to determine whether the JPMorgan Portfolio’s NAV, calculated by using available market quotations, deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the JPMorgan Portfolio’s Board of Directors will take such corrective action as it regards as necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing an NAV per share by using available market quotations.

Frequent Purchase and Redemption Arrangements

The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of Equity and Bond Fund shares, and no compensation or other consideration is received by the Equity and Bond Funds, the Investment Manager or any other party in this regard.

The Board of Trustees has chosen not to adopt a policy restricting frequent trading in shares of the Money Market Fund. The liquidity and short average maturity of the securities in which the Money Market Fund invests make it unlikely that the Money Market Fund or its shareholders will be harmed by frequent trading.

Dividends and Distributions

Each Equity and Bond Fund declares and pays dividends and distributions as described in each Equity and Bond Fund’s current Prospectus. The Money Market Fund declares dividends and distributions daily and pays such dividends and distributions monthly as described in the Money Market Fund’s current Prospectus.

If a shareholder has elected to receive dividends and/or distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distributions will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

With respect to the Money Market Fund only, shareholders will begin accruing dividends in the Money Market Fund beginning with the next calendar day following receipt of the purchase. If you make your purchase by wire, and the funds are received by the Transfer Agent by 3:00 p.m. New York time, you will begin accruing dividends on the trade date of your purchase. Wires received by the Money Market Fund’s transfer agent after 3:00 p.m. New York time will begin accruing dividends on the calendar day following your purchase. If your order to redeem shares of the Money Market Fund is received by the Money Market Fund’s transfer agent before 3:00 p.m. New York time, you will not earn dividends on the trade date of your redemption. If your redemption order is received by the Money Market Fund’s transfer agent after 3:00 p.m. New York time, your account will earn dividends through to and including the trade date of your redemption order.

CERTAIN FEDERAL INCOME TAX MATTERS

The following summary of certain U.S. federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation (including state, local, and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-deferred retirement plans, financial institutions or broker-dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under U.S. federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings and court decisions in effect as of the date of this SAI. These laws are subject to change, possibly on a retroactive basis.

YOU ARE ADVISED TO CONSULT YOUR OWN TAX ADVISOR WITH RESPECT TO THE TAX CONSEQUENCES OF AN INVESTMENT IN A FUND IN LIGHT OF YOUR PARTICULAR CIRCUMSTANCES. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of the Funds—in General

Each Fund intends to qualify and elect to be treated each taxable year as a “regulated investment company” under Subchapter M of the Code. In order to so qualify and elect, each Fund must, among other things:

(a) derive at least 90% of its gross income in each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below) (all such income, “Qualifying Income”);

(b) invest the Fund’s assets in such a manner that, as of the close of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to a value not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets is invested in (x) the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and that are engaged in the same or similar trades or businesses or related trades or businesses, or (y) the securities of one or more “qualified publicly traded partnerships” (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the Qualifying Income described in (a)(i) above) will be treated as Qualifying Income. In general, such entities will be treated as partnerships for U.S. federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) currently constitute Qualifying Income for purposes of the 90% test. However, the Treasury Department has the authority to issue regulations (possibly retroactively) excluding from the definition of Qualifying Income a Fund’s foreign currency gains to the extent that such income is not directly related to the Fund’s principal business of investing in stock or securities. This could affect the qualification of certain of the Funds as regulated investment companies.

If a Fund qualifies for treatment as a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (computed without regard to the dividends-paid deduction) and net capital gain (net long-term capital gains in excess of net short-term capital losses, the latter including any capital losses carried forward from prior years) that it distributes to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below) on a timely basis.

If a Fund were to fail to qualify for treatment as a regulated investment company in any taxable year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. All distributions by such a Fund, including any distributions of net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. A Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Taxation of the Funds’ Investments

Because the Money Market Fund currently invests all of its investable assets in shares of the JPMorgan Portfolio, certain tax aspects of the investments of the JP Morgan Portfolio may be relevant to shareholders of the Money Market Fund. Therefore, for purposes of this “Taxation of the Funds’ Investments” subsection, the defined terms “Fund” and “Funds” include the JPMorgan Portfolio (in addition to the Equity and Bond Funds and the Money Market Fund), to the extent that the investments discussed are permissible for the JPMorgan Portfolio.

Certain Debt Securities: Original Issue Discount; Market Discount. For U.S. federal income tax purposes, some debt securities with a fixed maturity date of more than one year from the date of issue (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issue) that are purchased by a Fund may be treated as having original issue discount (“OID”). OID generally can be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. OID is treated for U.S. federal income tax purposes as interest income earned by a Fund, which will comprise a part of the Fund’s investment company taxable income required to be distributed to shareholders as described above, whether or not cash on the debt security is actually received. Generally, the amount of OID accrued each year is determined on the basis of a constant yield to maturity which takes into account the compounding of interest.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation over the purchase price of such obligation (or in the case of an obligation issued with OID, its “revised issue price”). Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). Such Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security The rate at which OID or acquisition discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Pay-in-kind bonds also will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or, if necessary, by liquidation of portfolio securities including at a time when it may not be advantageous to do so. A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend (see “Federal Income Taxation of Shareholders,” below) than they would in the absence of such transactions.

Junk Bonds. A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether or to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, OID or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Municipal Bonds. While interest from municipal bonds generally is exempt from U.S. federal income tax, a Fund can pay exempt-interest dividends only for taxable years in which, at the end of each quarter, at least 50% of the value of its total assets consists of securities generating interest that is exempt from U.S. federal tax under section 103(a) of the Code. It is unlikely that any of the Funds will satisfy this requirement.

Foreign Currency Transactions. Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Options, Futures and Forward Contracts, Swap Agreements , and Other Derivatives. A Fund’s use of derivatives, if any, may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. A Fund’s use of derivatives will also affect the amount, timing, and character of a Fund’s distributions. In addition, because the tax rules applicable to such investments may be uncertain under current U.S. federal income tax law, an adverse determination or future IRS guidance with respect to these rules may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of each Fund’s investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains in the Fund’s income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; (iii) cause adjustments in the holding periods of portfolio securities; (iv) convert capital gains into ordinary income; (v) characterize both realized and unrealized gains or losses as short-term or long-term, irrespective of the holding period of the investment; and (vi) require inclusion of unrealized gains or losses in the Fund’s income for purposes of determining whether 90% of the Fund’s gross income is Qualifying Income. Such provisions may apply to, among other investments, futures contracts, options on futures contracts, options on securities, options on security indices, swaps, short sales and foreign securities. Each Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on debt securities, futures contracts and equity indices) will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts are treated as ordinary in character (See “Foreign Currency Transactions” above). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

The timing and character of income and losses arising in respect of swap contracts are, in many instances, unclear. The tax treatment of a payment made or received on a swap contract held by a Fund, and in particular, whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures and forward contracts and swaps undertaken by the Funds may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expenses) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits, (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Repurchase Agreements and Securities Loans. Any distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, may not constitute qualified dividend income to individual shareholders and may not be eligible for the dividends-received deduction for corporate shareholders (see “Federal Income Taxation of Shareholders,” below).

Passive Foreign Investment Companies. Under the Code, investments in certain foreign investment companies that qualify as “passive foreign investment companies” (“PFICs”) are subject to special tax rules. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, “passive income” for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by a Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased those holdings on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by a Fund for it to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Investments in Other Investment Companies. If a Fund receives dividends from another mutual fund, an ETF or another company that qualifies as a regulated investment company (each, an “investment company”), and the investment company designates such dividends as qualified dividend income, then the Fund is permitted in turn to designate a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

If a Fund receives dividends from an investment company and the investment company designates such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to designate its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

Distributions from the JPMorgan Portfolio generally will not be derived from qualified dividend income and will not be eligible for the dividends-received deduction.

Mortgage-Related Securities. Certain of the Funds may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from certain pass-through entities) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted under “Tax-Exempt Shareholders” below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), and (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted under “Tax-Exempt Shareholders” below.

Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC likewise can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

The JPMorgan Portfolio does not currently intend to purchase residual interests in REMICs.

Federal Income Taxation of Shareholders

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned or is considered to have owned the investments that generated them, rather than how long a shareholder may have owned shares in such Fund. In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. The Money Market Fund does not expect that a significant portion of its distributions will be Capital Gain Dividends.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Taxable income that is retained by a Fund will be subject to tax at regular corporate rates. Each Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Any dividend declared in October, November or December of any calendar year and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31 of such calendar year, provided that the Fund pays the dividend during January of the following calendar year.

Distributions are taxable to shareholders in the same manner whether shareholders receive them in cash or reinvest them in additional shares through a dividend reinvestment plan.

Distributions by a Fund other than the Money Market Fund will result in a reduction in the fair market value of such Fund’s shares. A distribution may be taxable to the shareholder even though, from an investment standpoint, it may constitute a partial return of capital. In particular, an investor that purchases shares of a Fund other than the Money Market Fund just prior to a taxable distribution will then receive a return of investment upon distribution, which will nevertheless be taxable to this shareholder as ordinary income or capital gain.

For taxable years beginning before January 1, 2011, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions from the Money Market Fund generally will not be derived from qualified dividend income; the Bond Fund and the Global Bond Fund do not expect a substantial amount of their distributions to be derived from qualified dividend income. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC.

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, may not constitute qualified dividend income to individual shareholders and may not be eligible for the dividends-received deduction for corporate shareholders. The Fund expects to use such substitute payments to satisfy its expenses, and therefore expects that the receipt of substitute payments will not adversely affect the percentage of distributions qualifying as qualified dividend income.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.

If the aggregate qualified dividend income received by a Fund during any taxable year is 95% or more of its “gross income”, then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

A portion of the dividends paid by the Funds to shareholders that are corporations (other than S corporations) may be eligible for the 70% dividends-received deduction (subject to a holding period requirement imposed by the Code) to the extent such dividends are derived from dividends received from U.S. corporations. However, any distributions received by a Fund from PFICs will not qualify for the corporate dividends-received deduction. The Money Market Fund, the Bond Fund and the Global Bond Fund do not expect that a significant portion of their distributions will be eligible for the corporate dividends-received deduction.

Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the net investment income and net capital gains the Fund realizes that year, in which case the excess generally will be treated as a return of capital to shareholders. A return of capital reduces a shareholder’s tax basis in Fund shares, with any amounts exceeding such basis treated as gain from the sale of such shares. To the extent a return of capital reduces a shareholder’s tax basis in Fund shares, the return of capital reduces any loss or increases any gain on the subsequent taxable disposition by a shareholder of those shares.

Sale, Exchange or Redemption of Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to those shares.

Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Depending on a shareholder’s percentage ownership in a Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.

Other Taxation

Foreign Taxes. Income received by a Fund (or an investment company in which a Fund has invested) from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested within various countries is not known. If more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their U.S. federal income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Under current law, a Fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by other regulated investment companies in which the Fund invests.

If a Fund does not make the above election or if more than 50% of its assets at year end do not consist of securities of foreign corporations, the Fund’s net income will be reduced by the foreign taxes paid or withheld. In such cases, shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes.

The foregoing is only a general description of the treatment of foreign source income or foreign taxes under the United States federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders

Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the Fund. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Funds.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the Funds as an investment through such plans.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State and Local Taxes

Each Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor any of the Funds is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code. However, each Fund may be subject to state and/or local taxes in other jurisdictions in which such Fund is deemed to be doing business. In addition, the treatment of each Fund and its shareholders in those states which have income tax laws might differ from treatment under U.S. federal income tax laws. Shareholders should consult with their own tax advisors concerning the state and local tax consequences of investing in the Funds.

EACH SHAREHOLDER SHOULD CONSULT A TAX ADVISOR ABOUT THE APPLICATION OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN A FUND IN LIGHT OF THE SHAREHOLDER’S PARTICULAR TAX SITUATION.

OTHER INFORMATION

Massachusetts Business Trust

Each Fund is a series of a “Massachusetts business trust.” A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the ByLaws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Funds.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee, agent or shareholder of the Funds is liable to any third persons in connection with the affairs of the Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Funds for any satisfaction of claims arising in connection with the affairs of the Funds. With the exceptions stated, the Trust’s Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Funds.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees and consent of the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which each Fund represents a separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may classify or reclassify any series of the Trust into one or more classes. The Trustees have authorized the issuance of three classes of shares of each of Special Equity Fund and International Equity Fund: Managers Class, Institutional Class and Class R.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (no par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in any Fund or assets of another series, if applicable. Each share of each Fund represents an equal proportional interest in a Fund with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. Shares of each Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in each Fund’s current Prospectus and in this SAI.

The shareholders of the Trust are entitled to one vote for each share held of a Fund (or a proportionate fractional vote in respect of a fractional share held), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number of the Trustees and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Trust’s Declaration of Trust. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of shares of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and NAV procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of any such additional series, to the extent required by the 1940 Act.

Additional Considerations Relating Solely to the Money Market Fund

Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Money Market Fund is an open-end investment management company which seeks to achieve its investment objective by investing all of its investable assets in the JPMorgan Portfolio. The JPMorgan Portfolio is a separate registered investment company with substantially the same investment objective as the Money Market Fund. Generally, when the JPMorgan Portfolio seeks a vote to change any of its fundamental restrictions or policies, the Money Market Fund will hold a shareholder meeting and cast its vote proportionally, as instructed by its shareholders. Money Market Fund shareholders are entitled to one vote for each dollar of NAV (or a proportionate fractional vote in respect of a fractional dollar amount), of the portfolio on matters on which the shares of the Money Market Fund shall be entitled to vote.

The Trust may withdraw the investment of the Money Market Fund from the JPMorgan Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Trust to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Money Market Fund into another pooled investment entity having the same investment objective and restrictions and policies as the Money Market Fund.

Certain changes in the JPMorgan Portfolio’s fundamental investment policies or restrictions, or a failure by the Money Market Fund’s shareholders to approve such change in the JPMorgan Portfolio’s investment restrictions, may require additional withdrawal of the Money Market Fund’s interest in the JPMorgan Portfolio. Any such withdrawal could result in a distribution in kind of the JPMorgan Portfolio’s securities, as opposed to a cash distribution, which may or may not be readily marketable. The distribution in kind may result in the Money Market Fund having a less diversified portfolio of investments or may adversely affect the Money Market Fund’s liquidity, and the Money Market Fund could incur brokerage, tax or other changes in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Additional Information

This SAI and each Fund’s Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in the SAI and each Fund’s Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in each Fund’s Prospectus or this SAI, in connection with the offer of shares of the Funds and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Funds or the Distributor. Each Fund’s Prospectus and this SAI do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

The Funds’ audited financial statements for the fiscal year ended December 31, 2009 and the related Notes to the Financial Statements for the Funds, as well as the Report of Independent Registered Public Accounting Firm, [PricewaterhouseCoopers LLP], from each Fund’s Annual Report for the fiscal year ended December 31, 2009 are incorporated by reference into this SAI (meaning such documents are legally a part of this SAI) and are on file with the SEC. The Funds’ Annual Report is available without charge by calling the Funds at (800) 835-3879 or by visiting the Funds’ Website at www.managersinvest.com or on the SEC’s Website at www.sec.gov.

The audited financial statements and the notes to the financial statements for the JPMorgan Portfolio, and the Report of Independent Registered Public Accounting Firm, in the JPMorgan Portfolio’s annual report to shareholders (Securities Act File No. 002-95973, Investment Company Act File No. 811-04236) for the fiscal year ended February 28, 2009, and the JPMorgan Portfolio’s semi-annual report to shareholders for the period from March 1, 2009 through August 31, 2009 are incorporated by reference into this SAI. The JPMorgan Portfolio’s annual and semi-annual reports are available without charge by calling the Money Market Fund at (800) 835-3879 or on the SEC’s website at http://www.sec.gov.

APPENDIX A

DESCRIPTION OF BOND RATINGS ASSIGNED BY

STANDARD & POOR’S, MOODY’S INVESTORS SERVICE,

FITCH RATINGS AND DOMINION BOND RATING SERVICE

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s Investor Service (“Moody’s”), Standard & Poor’s Rating Service (“S&P”), Fitch Ratings (“Fitch”) or Dominion Bond Rating Service (“DBRS”) or, if unrated, determined by the Subadvisor to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following is a description of Moody’s, S&P’s, Fitch’s and DBRS’s rating categories applicable to fixed income securities.

Moody’s Investors Service

Moody’s Long-Term Ratings: Corporate and Municipal Bond

Investment Grade

Aaa -	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A -	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -	Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

Ba -	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. The protection of interest and principal payments may be no more than moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -	Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 -	Superior ability for repayment, often evidenced by such characteristics as: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 -	Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 -	Acceptable capacity for repayment. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime -	Does not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

Moody’s ratings for short-term municipal obligations are designated “Moody’s Investment Grade (“MIG”) or “Variable Moody’s Investment Grade” (“VMIG”), in the case of variable rate demand obligations (VRDOs). For VRDOs, a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features. Those short-term obligations that are of speculative quality are designated SG.

MIG1/VMIG1 -	Superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2 -	Strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG3/VMIG3 -	Acceptable credit quality. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

SG -	Speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor’s Ratings Services

Corporate and Municipal Bond Ratings

A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Investment Grade

AAA -	Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only to a small degree.

A -	Debt rated A has a strong capacity to pay interest and repay principal; it is somewhat more susceptible, however, to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -	Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to impair the obligor’s capacity to pay interest and repay principal for debt in this category in higher-rated categories.

Speculative Grade

Debt rated BB, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -	Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B -	Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC -	Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC -	The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C -	The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 -	The rating C1 is reserved for income bonds on which no interest is being paid.

D -	Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of bankruptcy petition if debt service payments are jeopardized.

Plus(+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c: The ‘c’ subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

p: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*: Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the U.S. and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Short-Term Issue Credit Rating Definitions

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings. These categories are as follows:

A-1 -	Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

A-2 -	Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

A-3 -	Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B -	Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C -	Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D -	In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings: S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor. Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Short-Term Tax-Exempt Notes

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

SP-1 -	Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 -	Satisfactory capacity to pay principal and interest.

SP-3 -	Speculative capacity to pay principal and interest.

Fitch Ratings

Investment Grade

AAA -	HIGHEST CREDIT QUALITY. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA -	VERY HIGH CREDIT QUALITY. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A -	HIGH CREDIT QUALITY. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB -	GOOD CREDIT QUALITY. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB -	SPECULATIVE. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B -	HIGHLY SPECULATIVE. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met: however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C -	HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

RD -	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D -	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Dominion Bond Rating Service

Bond and Long-Term Debt Rating Scale

The DBRS long-term debt rating scale is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both interest and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The AAA and D categories do not utilize “high”, “middle”, and “low” as differential grades.

AAA -	Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

AA -	Bonds rate “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A -	Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB -	Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

BB -	Bonds rated “BB” are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

B -	Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/ CC/ C -	Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated “B”, Bonds rated below “B” often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the “C” to “CCC” categories, with “CC” and “C” normally used to lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

D -	A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

APPENDIX B

SUMMARY OF SUBADVISORS’ PROXY VOTING POLICIES

Managers AMG Essex Large Cap Growth Fund

Essex Investment Management Company, LLC (“Essex”)

A copy of Essex’s proxy voting guidelines is attached as Appendix C.

Managers Special Equity Fund

Ranger Investment Management, L.P. (“Ranger”)

A copy of Ranger’s proxy voting guidelines is attached as Appendix D.

Federated MDTA LLC (“MDT”)

A copy of MDT’s proxy voting guidelines is attached as Appendix E.

Smith Asset Management Group, LP (“Smith Group”)

A copy of Smith Group’s proxy voting guidelines is attached as Appendix F.

Lord, Abbett & Co. LLC (“Lord Abbett”)

A copy of Lord Abbett’s proxy voting guidelines is attached as Appendix G.

Managers International Equity Fund

Martin Currie, Inc. (“Martin Currie”)

A copy of Martin Currie’s proxy voting guidelines is attached as Appendix H.

Lazard Asset Management LLC (“Lazard”)

A copy of Lazard’s proxy voting guidelines is attached as Appendix I.

AllianceBernstein L.P. (“AllianceBernstein”)

A copy of AllianceBernstein’s proxy voting guidelines is attached as Appendix J.

B-1

Managers Emerging Markets Equity Fund

Rexiter Capital Management Limited (“Rexiter”)

A copy of Rexiter’s proxy voting guidelines is attached as Appendix K.

Schroder Investment Management North America Inc. (“Schroders”)

A copy of Schroder’s proxy voting guidelines is attached as Appendix L.

Managers Bond Fund and

Managers Global Bond Fund

Loomis, Sayles & Company, L.P. (“Loomis”)

A copy of Loomis’ proxy voting guidelines is attached as Appendix M.

B-2

APPENDIX C

Essex Investment Management Company, LLC

PROXY VOTING POLICY AND GUIDELINES

Essex Investment Management Company, LLC

Summary of Proxy Voting Policies and Procedures

Introduction	Essex views seriously its responsibility to exercise proxy voting authority over securities within its clients’ portfolios. As an investment adviser and fiduciary of client assets, Essex utilizes proxy voting policies and procedures intended to protect the value of shareholder investments and are designed to reasonably ensure that Essex votes proxies in the best interest of clients for whom Essex has voting authority. In voting proxies, we seek to both maximize the long-term value of our clients’ assets and to cast votes that we believe to be fair and in the best interest of the affected client(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets. The following, is a summary of the policies and procedures that govern the voting of proxies in situations where Essex is responsible for such voting. Essex clients will either retain proxy voting authority or delegate it to Essex. If a client has delegated such authority to Essex (whether in the client’s investment management agreement with Essex or otherwise), Essex will vote proxies for that client. If a particular client for whom Essex has investment discretion has not explicitly delegated proxy voting authority to Essex, Essex will vote such client’s proxies.

Voting Agent	Essex has contracted with an independent third party, currently Institutional Shareholders Services (“ISS”), to conduct in-depth proxy research, execute proxy votes, and keep various records necessary for tracking proxy voting actions taken and proxy voting materials for the appropriate client account. The third party voting agent specializes in providing a variety of fiduciary-level services related to proxy voting. The third party voting agent researches proxy issues and then independent from Essex executes votes.

Essex has adopted the third party’s proxy voting policy guidelines as its own and votes Essex’s clients’ proxies (for those clients over which it has proxy voting authority) according to those policy guidelines. There are three sets of third party proxy voting policy guidelines adopted by Essex, two for Taft-Hartley Union/Public Plan Sponsor clients (PVS or SIRS proxy voting policy and guidelines) and another, for all other clients, covering U.S. and global proxies. It is the client’s decision as to which set of guidelines will be used to vote its proxies.

Details of the third party’s proxy voting policy guidelines are available upon request.

In extraordinary circumstances, Essex’s Proxy Voting Committee (or “Committee”) and Chief Compliance Officer may actively issue a voting instruction. The Committee is discussed below.

Proxy Voting Committee	Essex’s Proxy Voting Committee is responsible for deciding what is in the best interests of clients when determining how proxies are voted. The Committee meets at least annually to review and re-approve (if the Committee determines they continue to be reasonably designed to be in the best interest of Essex’s clients), the third party’s proxy voting policies as Essex’s own proxy voting policies. Any changes to the third party’s voting policies must be reviewed, approved, and adopted by the Committee at the time the changes occur. The Committee also would become involved in extraordinary circumstances in which Essex decides to exercise it voting discretion.

Conflicts of Interest	As noted, Essex has an agreement with a third party as an independent proxy voting agent and Essex has adopted the third party’s proxy voting policies. The adoption of the third party’s proxy voting policies provides pre-determined policies for voting proxies and is thus designed to remove conflicts of interest that could affect the outcome of a vote. The intent of this policy is to remove any discretion that Essex may have to interpret on how to vote proxies in cases where Essex has a material conflict of interest or the appearance of a material conflict of interest.

There may be a situation where the third party itself may have a material conflict with an issuer of a proxy vote for which it is voting on Essex’s clients’ behalf. In those situations, the third party will fully or partially abstain from voting and Essex’s Committee will provide the actual voting recommendation after a review of the vote(s) involved. Essex’s Chief Compliance Officer must approve any decision made on such vote prior to the vote being cast.

Essex’s Committee and Chief Compliance Officer will also become involved in any other situation, though expected to be rare, where Essex takes voting discretion from the third party. In both of the preceding circumstances, the Committee and Essex’s Chief Compliance Officer will work to ensure that prior to a vote being made, conflicts of interest were identified and material conflicts were properly addressed such that the vote was in the best interest of the clients rather than the product of the conflict.

How to Obtain Voting Information	Clients may obtain information about how Essex voted proxies for securities held in their account(s) or a copy of Essex’s full proxy voting policy and procedures by calling Essex at (617) 342-3200 or at proxyvoting@essexinvest.com.

A Summary of the ISS proxy voting policy guidelines follows. [To be updated by amendment]

APPENDIX D

Ranger Investment Management, L.P.

PROXY VOTING POLICY AND GUIDELINES

PROXY VOTING

Introduction

Rule 206(4)-6 under the Advisers Act requires every investment adviser to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its investors. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to investors upon request. Lastly, the Rule requires that the adviser disclose to investors how they may obtain information on how the adviser voted their proxies.

The Firm votes proxies for a many of its investors, and therefore has adopted and implemented this Proxy Voting Policy and Procedures. Any questions about this document should be directed to the CCO.

The Firm views seriously its responsibility to exercise voting authority over securities which form part of its investors’ portfolios. Proxy statements increasingly contain controversial issues involving shareholder rights and corporate governance, among others, which deserve careful review and consideration.

It is the Firm’s policy to review each proxy statement on an individual basis and to base its voting decision exclusively on its judgment of what will best serve the financial interests of the beneficial owners of the security. These beneficial owners include members of pooled investment funds for which the Firm acts as investment manager or general partner, and investor accounts for which the Firm acts as investment manager.

A number of recurring issues can be identified with respect to the governance of a company and actions proposed by that company’s board. The Firm follows internal Proxy Voting procedures (described below) that allow the Firm to vote on these issues in a uniform manner. Proxies are generally considered by the investment team members responsible for monitoring the security being voted. That person will cast his votes in accordance with this Proxy Voting Policy and procedures. Any non-routine matters are referred to the Portfolio Manager.

The Firm, in exercising its voting powers, also has regard to the statutes and rules applicable to registered investment advisors. The manner in which votes are cast by the Firm is reported to investors by delivery of this Proxy Voting Policy. In addition, the Firm will provide, upon request, a list of how each proxy was voted for an investor.

Key Proxy Voting Issues:

•	Election of Directors and Appointment of Accountants

The Firm will vote for management’s proposed directors in uncontested elections. For contested elections, the Firm votes for candidates that best serve shareholders’ interests. The Firm votes to ratify management’s appointment of independent auditors.

•	Increase Authorized Capital

The Firm votes for these proposals in the absence of unusual circumstances. There are many business reasons for companies to increase their authorized capital. The additional shares often are intended to be used for general corporate purposes, to raise new investment capital for acquisitions, stock splits, recapitalizations or debt restructurings.

•	Preference Shares

The Firm will carefully review proposals to authorize new issues of preference shares or increase the shares authorized for existing issues. The Firm recognizes that new issues of authorized preference shares can provide flexibility to corporate issuers as the shares can be issued quickly without further shareholder approval in connection with financings or acquisitions. Therefore, generally the Firm will not oppose proposals to authorize the issuance of preferred shares. The Firm will, however, scrutinize any such proposals which give the Board the authority to assign disproportionate voting rights at the time the shares are issued.

•	Dual Capitalization, Other Preferential Voting Rights

The Firm will generally vote against proposals to divide share capital into two or more classes or to otherwise create classes of shares with unequal voting and dividend rights. The Firm is concerned that the effect of these proposals, over time, is to consolidate voting power in the hands of relatively few insiders, disproportionate to their percentage ownership of the company’s share capital as a whole. This concentration of voting power can effectively block any takeover which management opposes and dilute accountability to shareholders.

•	Merger/Acquisition

All proposals are reviewed on a case by case basis by taking the following into consideration:

•	whether the proposed acquisition price represents fair value;

•	whether shareholders could realize greater value through other means; and

•	whether all shareholders receive equal/fair treatment under the merger acquisition terms.

•	Restructuring/Recapitalization

All proposals are reviewed on a case by case basis taking the following into consideration:

•	whether the proposed restructuring/recapitalization is the best means of enhancing shareholder value; and

•	whether the company’s longer term prospects will be positively affected by the proposal.

•	Provide Director Indemnification

The Firm will vote for proposals to provide corporate indemnification for directors if consistent with all relevant laws. Corporations face great obstacles in attracting and retaining capable directors. The Firm believes such proposals will contribute to corporations’ ability to attract qualified individuals and will enhance the stability of corporate management.

•	Share Option Plans

The Firm will generally vote against proposals which authorize:

•	more than 10% of the company’s outstanding shares to be reserved for the award of share options; or

•

the award of share options to Employees and/or non-Employees of the company (for instance, outside directors and consultants) if the exercise price is less than the share’s fair market value at the date of the grant of the options and does not carry relevant performance hurdles for exercise; or

•	the exchange of outstanding options for new ones at lower exercise prices.

Shareholder Proposals - Corporate Governance Issues:

•	Majority Independent Board

The Firm will generally vote for proposals calling for a majority outside board. The Firm believes that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

•	Executive Compensation

The Firm will generally vote against proposals to restrict Employee compensation. The Firm feels that the specific amounts and types of Employee compensation are within the ordinary business responsibilities of the Board of Directors and company management; provided, however, that share option plans meet our guidelines for such plans as set forth herein. On a case-by-case basis, the Firm will vote for proposals requesting more detailed disclosure of Employee compensation, especially if the company does not have a majority outside board.

Potential Conflicts of Interest:

In connection with any security which is the subject of a proxy vote, the Firm will determine whether any conflict of interest exists between the Firm or its Affiliates, on the one hand, and the beneficial owners of the securities, on the other hand. If a conflict of interest is identified, the Firm will first seek to apply the general guidelines discussed above without regard to the conflict. If the guidelines discussed above do not apply, the Firm will evaluate the situation and document the issue and resolution on the Proxy Voting Exception Report (See Attachment A). The resolution may very well include notifying the beneficial owners of such conflict, describe how the Firm proposes to vote and the reasons therefore, and request the investor to provide written instructions if the investor desires the voting rights to be exercised in a different manner (which may include not voting the proxy). If an investor does not deliver contrary written instructions, the Firm will vote as indicated in its notice to investors.

Recordkeeping and Reports:

In order to comply with all applicable recordkeeping and reporting requirements, the Firm will do the following:

1.	The Firm will keep a copy of this Proxy Voting Policy and provide the same to investors upon request.

2.	The Firm will retain a copy of each proxy statement that the Firm receives regarding investor securities. A third party may be authorized to make and retain, on the Firm’s behalf, a copy of a proxy statement (provided that the Firm has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or the Firm may rely on obtaining a copy of a proxy statement from the Commission's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

3.	The Firm will retain a record of each vote cast by the Firm on behalf of an investor. A third party may be authorized to make and retain, on the Firm’s behalf, a record of the vote cast (provided that the Firm has obtained an undertaking from the third party to provide a copy of the record promptly upon request).

4.	The Firm will retain a copy of any document created by the Firm that was material to making a decision how to vote proxies on behalf of an investor or that memorializes the basis for that decision.

Attachment A

Proxy Voting Exception Report

To:

From:

Date:

Stock Name	Ticker	CUSIP

Exception or Issue

Proposed Resolution

Final Resolution

Date
Investment Team Member Signature

CCO Signature

APPENDIX E

Federated MDTA LLC

PROXY VOTING POLICY AND GUIDELINES

Proxy Voting Policies and Procedures

Business Unit/Division: Investment Management

Purpose of this Procedure

To describe the proxy voting policies, practices and procedures of the Federated advisory companies in order to comply with Rule 206(4)-6 of the Investment Adviser’s Act of 1940 (the “Adviser’s Act”).

Governing Policy

Federated Equity Management Company of Pennsylvania, Federated Investment Management Company, Federated Global Investment Management Company, Federated Investment Counseling, Federated MDTA LLC, Passport Research, Ltd., and Federated Advisory Services Company (collectively, the “Advisers”) have adopted the following proxy voting policies and procedures (the “Policies and Procedures”) in compliance with Rule 206(4)-6 of the Adviser’s Act. These Policies and Procedures shall also apply to any investment company registered under the Investment Company Act of 1940 (the “1940 Act”) for which an Adviser serves as an “investment adviser” (as defined in Section 2(a)(20) of the 1940 Act), provided that the board of directors or trustees of such investment company has delegated to the Adviser authority to vote the investment company’s proxies.

GENERAL POLICY

Unless otherwise directed by a client or the board of directors or trustees of an investment company, it is the policy of the Advisers to cast proxy votes at shareholder meetings for the securities in which voting rights are held as of a record date (“Company Meetings). The Advisers will cast proxy votes in favor of proposals that the Advisers anticipate will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Advisers believe will (a) improve the management of a company, (b) increase the rights or preferences of the voted securities or (c) increase the chance that a premium offer would be made for the company or for the voted securities. Nothing in these policies shall be deemed to limit the securities that the Advisers may purchase or hold on behalf of the fund/account shareholders (“Underlying Shareholders”).

APPLICATION TO SPECIFIC PROPOSALS

The following examples illustrate how this general policy may apply to proposals submitted by a company’s board of directors (or similar governing body, the “board,” and the individuals comprising a board, the “directors”) for approval or ratification by holders of the company’s voting securities. However, whether the Advisers support or oppose a proposal will always

This document contains non-public information and is not available for external distribution or restatement without the prior written approval from Federated’s Compliance Department.

Effective Date of Original Procedure: 8/17/04	Revision # 3/ Effective 05/21/09

depend on the specific circumstances described in the proxy statement and other available information.

Corporate Governance

Generally, the Advisers will vote proxies:

•	In favor of the full slate of directors nominated in an uncontested election;

•	In favor of a proposal to require a company’s audit committee to be comprised entirely of independent directors;

•	In favor of a proposal to require independent tabulation of proxies and/or confidential voting of shareholders;

•	In favor of a proposal to reorganize in another jurisdiction, unless it would reduce the rights or preferences of the securities being voted;

•	In favor of a proposal to ratify the board’s selection of auditors, unless:

(a) compensation for non-audit services exceeded 50% of the total compensation received from the company, or (b) the previous auditor was dismissed because of a disagreement with the company; and

•

In favor of a proposal to repeal a shareholder rights plan (also known as a “poison pill”) and against the adoption of such a plan, unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company.

Capital Structure

Generally, the Advisers will vote proxies:

•	Against a proposal to authorize or issue shares that are senior in priority or voting rights to the voted securities;

•

In favor of a proposal to reduce the amount of shares authorized for issuance (subject to adequate provisions for outstanding convertible securities, options, warrants, rights and other existing obligations to issue shares);

•	In favor of a proposal to grant preemptive rights to the securities being voted and against a proposal to eliminate such preemptive rights; and

•	In favor of a proposal authorizing a stock repurchase program.

Compensation and Stock Option Plans

Generally, the Advisers will vote proxies:

•	In favor of stock incentive plans (including plans for directors) that align the recipients of stock incentives with the interests of shareholders, without creating undue dilution;

•	Against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more

This document contains non-public information and is not available for external distribution or restatement without the prior written approval from Federated’s Compliance Department.

Effective Date of Original Procedure: 8/17/04	Revision # 3/ Effective 05/21/09

favorable terms (e.g., lower purchase prices or easier vesting requirements); and

•	Against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.

Corporate Transactions and Contested Elections

The Advisers will vote proxies relating to proposed mergers, purchases and sales of assets, capital reorganizations and similar transactions in accordance with the general policy, based upon the Advisers’ analysis of the terms, conditions and anticipated results of the proposed transaction. The Advisers will vote proxies in contested elections of directors in accordance with the general policy, based upon the Advisers’ analysis of the opposing slates and their proposed business strategy. When the company’s board or another party involved in a proposed transaction or change in the board submits proposals for the purpose of facilitating or impeding such transaction or change, the Advisers will cast their proxies based on their evaluation of the proposed transaction or change to the board. In these circumstances, the Advisers may vote in a manner contrary to their general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Advisers decide to vote against a proposed transaction, they may vote in favor of anti-takeover measures reasonably designed to prevent the transaction.

Shareholder Proposals

The Advisers generally vote proxies against proposals submitted by shareholders without the favorable recommendation of a company’s board. The Advisers believe that a company’s board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board. The Advisers intend to limit exceptions to this practice to shareholder proposals that the Advisers regard as (a) likely to result in an immediate and favorable improvement in the price of the voted security and (b) unlikely to be adopted by the company’s board in the absence of shareholder direction.

Cost/Benefit Analysis

Notwithstanding the foregoing policies and practices, the Advisers shall not vote any proxy if it is determined that the consequences or costs of voting outweigh the potential benefit to the Underlying Shareholders. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares illiquid), the Advisers will not vote proxies for such shares. In addition, the Advisers shall not be obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.

As discussed in more detail in the Procedure Steps section of this document, the Adviser may employ a sub-adviser to manage some of its funds or accounts (a “Subadvised Federated Fund”).

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In this case, as well as in the case of funds and accounts advised by Federated MDTA LLC (a “Federated MDT Fund”), the Adviser’s investment personnel do not perform qualitative proprietary research on the securities held in the Subadvised Federated Funds or Federated MDT Funds. Therefore, the Advisers will vote the proxies of Subadvised Federated Funds and Federated MDT Funds as follows:

•	In accordance with any general guideline adopted by the Adviser with respect to issues subject to the proxies;

•

If the Advisers are directing votes for the same proxy on behalf of a non-Subadvised Federated Fund or non-Federated MDT Fund, in the same manner as the non-Subadvised Federated Fund or non-Federated MDT Fund;

•

If neither of the first two conditions apply, as recommended by a sub-adviser to the Subadvised Federated Fund or, in the case of a Federated MDT Fund, as Institutional Shareholder Services (“ISS”) is recommending; and

•	If none of the previous conditions apply, as recommended by the board.

Securities Lending Recall

The Advisers will not have the right to vote on securities while they are on loan. However, the Advisers will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Advisers believe materially affects shareholder value, including, but not limited to, excessive compensation, mergers and acquisitions, contested elections and weak oversight by the audit committee (See Security Lending Procedures for details of how the services of Glass Lewis are used to recall securities). However, there can be no assurance that the Advisers will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.

Background / Overview

Under Rule 206(4)-6 of the Adviser’s Act, every investment adviser (as defined in Section 2(a)(20) of the 1940 Act) must “adopt and implement written policies and procedures that are reasonably designed to ensure that [investment advisers] vote client securities in the best interests of clients”. In addition, under Rule 30b1-4 of the 1940 Act, each registered investment management company must, no later than August 31 st of each year, file a proxy voting record on Form N-PX for the most recent twelve-month period ending June 30th (See Form N-PX Filing procedures). These Policies and Procedures are designed to ensure that the Advisers meet the requirements of these rules.

The Advisers have established a Proxy Voting Committee (the “Committee”) consisting of the following permanent members (unless otherwise noted, each permanent member shall be a voting member of the Committee):

Chief Investment Officer for Global Equity

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President of the Advisers

Chief Risk Officer (a non-voting member)

Director of Investment Management Administration

The permanent members may then appoint other members, both voting and non-voting, to the Committee as they deem necessary. The Committee will notify its clients (which shall be the Board of Trustees/Directors in the case of a registered investment company), upon written request, of the identity of any members appointed to the Committee as well as changes made to the Committee membership.

A majority of the voting members of the Committee will exercise all voting discretion granted to the Advisers by their clients or the investment companies that they manage in accordance with the General Policy noted above. The Committee will adopt such practices as it deems appropriate to regulate its meetings and means of directing votes, including directions authorized by voice or electronic messages.

Employment of Proxy Voting Services

The Advisers have hired ISS to obtain, vote and record proxies in accordance with the directions of the Committee. The Committee has supplied ISS with general guidelines that represent decisions made by the Committee in order to vote common proxy proposals. As the Committee believes that a shareholder vote is equivalent to an investment decision, the Committee retains the right to modify the guidelines supplied to ISS at any time or to vote contrary to the guidelines at any time in order to cast proxy votes in a manner that the Committee believes is: (i) in the best interests of the Advisers’ clients (including shareholders of the funds advised by the Advisers), and (ii) will enhance the long-term value of the securities being voted. As noted above, generally this will mean voting for proposals that the Advisers believe will (a) improve the management of a company, (b) increase the rights or preferences of the voted securities or (c) increase the chance that a premium offer would be made for the company or for the voted securities. ISS may vote any proxy as directed in the guidelines without further direction from the Committee and may make any determinations required to implement the guidelines. However, if the guidelines require case-by-case direction for a proposal, ISS shall provide the Committee with all information that it has obtained regarding the proposal and the Committee will provide specific direction to ISS. The Committee shall provide such direction in a timely manner. The Advisers have executed and delivered to ISS a limited power of attorney to cast ballots on behalf of the Advisers’ clients.

The Proxy Voting Administrator

The Committee is assisted by a Proxy Voting Administrator (and any back-up Proxy Voting Administrators who may be assigned from time-to-time) (the “Administrator”) who will be responsible for the day-to-day operations related to proxy voting, including, but not limited to:

•	interacting with ISS on the Committee’s behalf;

•	soliciting voting recommendations from the Advisers’ investment professionals, as necessary, on case-by-case items referred to the Committee by ISS;

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•	bringing requests from the Advisers’ investment professionals for voting contrary to the guidelines supplied to ISS before the Committee;

•	keeping the Committee informed of any issues related to proxy voting; and

•	voting fund shares as directed by the Committee.

Procedure Steps

General Daily Processing

Federated’s Business Information Systems Department (“BISD”) shall cause ISS to receive a list of all voting securities (both domestic and international) held in portfolios managed by the Advisers, updated daily. ISS shall verify portfolio holdings (other than securities on loan) on the record date for any proxy with the custodian of the voting securities to confirm that ISS has received ballots for all such voting securities on the record date. If ISS has not received ballots for all voting securities, ISS will contact the Advisers and assist in obtaining the missing ballots from the custodian(s). ISS will vote any proposals for which it has received general instructions from the Advisers as directed.

Daily, the Administrator shall log onto https://ga.issproxy.com and search for any Company Meetings for which shares have not been voted. The Administrator will then review the Company Meeting information to determine why the shares have not been voted. If the Company Meeting research is not available and the meeting is imminent (depending on the country of origin and type of meeting this could be anywhere from 2-15 days), the Administrator will contact ISS to expedite the research. If the shares were not voted because a proposal is to be voted on a case-by-case basis, the Administrator will forward the Company Meeting information to the appropriate investment personnel of the Advisers, such as the analyst, portfolio manager or CIO depending on the circumstances, and request that they furnish a vote recommendation to the Administrator. The Administrator will then present the issue and recommendation to the Committee for its consideration. The vote recommendation may be presented to the Committee at an in-person meeting, telephonic meeting, via voicemail, via email or by any other means requested by the Committee. The Administrator shall vote on the issue as decided by the Committee.

From time-to-time a proposal for which ISS has not received a guideline instruction may appear on a ballot. In this case, the Administrator may, if similar instructions have been provided by the Committee in the past, vote on the proposal consistent with previous Committee instructions without referring the item to the Committee.

Subadvised Federated Fund Processing

When a proxy proposal requires a case-by-case vote for a security held solely by a Subadvised Federated Fund, the Administrator shall contact the sub-adviser’s designee in order to obtain the sub-adviser’s vote recommendation. Once the recommendation is received, the Administrator may vote on the proposal as recommended by the sub-adviser without further direction from the

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Committee. The Administrator will retain copies of all documentation related to the vote as required in the paragraph of these Policies and Procedures entitled “Recordkeeping.”

MDT Fund Processing

When a proxy proposal requires a case-by-case vote for a security held solely by a Federated MDT Fund, the Administrator shall vote the shares as recommended by ISS. The Administrator will retain copies of all documentation related to the vote as required in the paragraph of these Policies and Procedures entitled Recordkeeping.”

Micro Cap Processing

As stated above, the Committee has provided guidelines to ISS to use when voting common proxy proposals. Also as stated above, the Committee may vote contrary to those guidelines in cases where the Committee believes that in doing so, it is voting in the best interests of shareholders and in a manner that will enhance the long-term value of the securities being voted. To this end, the Committee has decided that, for companies with a market capitalization of less than $750 million (“micro cap companies”), it will vote some proxy issues utilizing a different set of guidelines. As ISS’s voting platform is unable to differentiate companies by market capitalization, the application of this alternate set of guidelines is a manual process that shall be executed by the Administrator.

On a weekly basis, the Investment Management Operations department will provide the Administrator with a list of upcoming Company Meetings from ISS that has been merged with market capitalization information from the SIRS database, which is a repository of data relating to securities held in funds and accounts managed by the Advisers. The Administrator shall review the upcoming Company Meetings and vote according to the micro cap companies guidelines as approved by the Committee. The Administrator may also provide information to the Advisers’ investment personnel, such as the analyst, portfolio manager or CIO depending on the circumstances, with regard to upcoming micro cap companies’ meetings and provide vote recommendations from the investment personnel to the Committee for consideration by the Committee.

Voting Shares of Unaffiliated Mutual Funds held by Registered Investment Companies Advised by an Adviser

Under the Investing in Other Registered Investment Companies Policy and Procedure, if Federated Funds, in the aggregate, hold 5% or more of the total outstanding voting securities of any Exchange Traded Fund (“ETF”), then the Federated Funds shall vote their shares in the same proportion as the vote of all other holders of the ETF. In addition, under Section 12(d)(1)(F) of the 1940 Act any registered investment company that acquires shares of an unaffiliated registered investment company must vote those shares held by it in the same proportion as the vote of all other holders of such security. For shareholder meetings held by a registered investment company, ISS will code all proxy proposals to be voted on a case-by-case basis. The Proxy Voting Administrator will review each registered investment company shareholder meeting to determine the total holdings and determine what voting requirements apply. If required, the

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Proxy Administrator will instruct ISS to “echo vote” which will cause the shares to be voted in the same proportion as all other holders of the registered investment company’s shares.

Form N-PX Filing

After June 30th of each calendar year, the Administrator will direct ISS to provide the annual voting records of each 1940 Act fund to Reed Smith, Federated Investors’ outside counsel. Reed Smith will provide a list of all funds required to file a Form N-PX under the 1940 Act to the Administrator for review and verification. Reed Smith will then use the reviewed list while filing the Forms N-PX to ensure that all required fund voting records are filed with the Securities and Exchange Commission prior to the August 31st deadline. This process is detailed in the Form N-PX Filing Procedure.

Conflicts of Interest

A significant business relationship between the Advisers and a company involved with a proxy vote may give rise to an apparent or actual conflict of interest. For purposes of these Policies and Procedures, a company with a “significant business relationship with the Advisers” includes:

(a) any company for which an Adviser manages any investments of the company, any plan sponsored by the company or any affiliated person of the company, (b) any investment company for which an Adviser acts as an investment adviser and any affiliated person of such an investment company and (c) any company that has another form of significant business relationship with an affiliated person of the Adviser. A company that is a proponent, opponent or the subject of a proxy vote, and which to the knowledge of the Committee has a significant business relationship with the Advisers, is referred to as an “Interested Company.” The terms “affiliated person” and “investment advise’ shall be interpreted according to the definitions provided by Section 2(a) of the Investment Company Act of 1940, as amended, except that a company shall not be treated as an “affiliated person” based solely on ownership or control of outstanding voting securities unless a person owns or controls ten percent or more of the outstanding voting securities of such company.

In order to avoid concerns that the conflicting interests of the Advisers have influenced proxy votes, the Advisers will take the following steps:

1.	Any employee of the Advisers who is contacted by an Interested Company regarding proxies to be voted by the Advisers shall refer the Interested Company to a member of the Committee. Any such employee shall inform the Interested Company that the Committee has exclusive authority to determine how the Adviser will exercise its voting discretion.

2.	Any Committee member contacted by an Interested Company shall report it to the full Committee and provide a written summary of the communication. Under no circumstances will the Committee or any member of the Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Committee has directed such proxies to be voted.

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3.	If the Proxy Voting Guidelines already provide specific direction on the proposal regarding which the Interested Company contacted the Committee, the Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require further direction from the Committee, the Committee shall provide such direction in accordance with the Proxy Policies, without regard for the interests of the Advisers with respect to the Interested Company.

4.	If the Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, the Committee shall disclose to the clients (or, in the case of an investment company, its Board of Directors or Trustees) on behalf of whom proxies were cast:

•	That the Advisers have a significant business relationship with the Interested Company;

•	The proposals regarding which proxies were cast;

•	Any material communications between the Advisers and the Interested Company regarding the proposal; and

•	Whether the Advisers voted for or against the proposal (or abstained from voting) and the reasons for its decision.

5.	Unless otherwise directed by the client (or in the case of an investment company, its Board of Directors or Trustees) that holds shares of another investment company for which an Adviser acts as an investment adviser, the Committee will vote the client’s proxies in the same proportion as the votes cast by shareholders who are not clients of the Advisers at any shareholders meeting called by such investment company.

Recordkeeping

ISS shall maintain copies of each proxy statement received on behalf of the Advisers’ clients and a record of the vote cast on behalf of each client. ISS will provide the proxy information to the Advisers promptly upon request. The Committee shall keep copies of (a) any document created by an employee of the Advisers that was material to the Committee’s directions regarding how to vote proxies or that memorializes the basis for their decision (including any voting guidelines directed to ISS), (b) any written client request for information on how a client’s proxies were voted and (c) any written response to such a request (whether written or oral). All such copies shall be maintained for the time and in the manner required by Rule 204-2(e)(l) (i.e., in an easily accessible place for a period of not less than five years).

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Exceptions

An Adviser may, at the request and direction of a client on behalf of whom the Adviser serves as an “investment adviser” (as defined in Section 202(a)(11) of the Adviser’s Act), employ additional voting guidelines to vote the shares held by funds and accounts advised by the Adviser in a manner required by the client. For example, the Adviser may employ ISS’s Taft-Hartley proxy voting policies in order to vote the shares held by an account or fund that has a fiduciary duty to vote its proxies consistent with AFL-CIO guidelines. This exception will always be at the request of the client and all votes will be administered by ISS. The Adviser will exercise no discretion in voting in such a case.

Key Terms, Definitions, References

None

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APPENDIX F

Smith Asset Management Group, LP

PROXY VOTING POLICY AND GUIDELINES

Proxy Voting

For all ERISA accounts, Smith Group as fiduciary is required to vote proxies unless the plan sponsor delegates the responsibility to another party. For non-ERISA accounts, the client directs who is to vote proxies in the contract.

Smith Group has a written policy for the voting of proxies. Smith Group believes that voting client proxies is an important tool for maintaining long-term shareholder value for its clients in conjunction with the overall portfolio management process. This policy is designed to ensure that these ideals are effectively maintained in accordance with the client’s best interests.

Policies and Procedures

Voting Responsibility and Oversight – An advisory committee has been established by Smith Group that consists of senior members of the management team as well as senior portfolio managers and the CCO. It is this committee’s responsibility to construct Smith Group’s overall voting guidelines as well as the procedures in order to ensure compliance. The committee meets quarterly to address ongoing issues and adapt guidelines to meet changes in the corporate governance environment.

Procedures – To ensure proper implementation of Smith Group’s stated proxy guidelines, Smith Group has adopted the following procedures for voting proxies.

•

For each client with whom Smith Group has received stated proxy voting authority, as outlined in its advisory contract, the custodial bank or trustee has been instructed to forward proxy materials to Smith Group’s designated voting delegate.

•

Smith Group has contracted with a third party service provider to help with administrative functions such as collecting and sorting proxy materials. This relationship has been established to help Smith Group with the administrative and research portion of its proxy voting responsibility.

•	Proxy items that do not fall under the stated guidelines set forth by Smith Group are reviewed on a case-by-case basis and voted in the client’s best interest as determined by the proxy committee.

•	Smith Group will make copies of its polices and procedures available to all of its clients upon request. Details on how a particular client’s proxies were voted are also available on request.

Conflicts of Interest – There may be certain situations that arise where Smith Group’s interests potentially conflict with the interests of the client. These situations could include:

•	Smith Group provides advisory services to public firms that the company also owns in its clients portfolio.

•	Smith Group, its affiliates, and/or its employees have business or personal relationships with public firms that Smith Group also holds in its client portfolios.

•	Smith Group may be partially owned by a publicly traded company whose shares may also be held for its client’s portfolios.

If these situations arise and management is soliciting proxy votes, the following guidelines will be applied:

•	If the proxy voting guidelines already determine a course of action, votes will be cast according to the guidelines.

•

If the proxy item does not fall under the specified guidelines or has been identified to be voted on a case-by-case basis, votes will be cast in accordance with an independent third party corporate governance consultant. The consultant has been contracted by the adviser to provide guidance on proxy items determined to be in the best interest of Smith Group’s clients.

Proxy Voting Record Keeping – Smith Group will maintain records of all policies, procedures and guidelines as well as any amendments or updates. In addition, Smith Group will maintain records of proxy votes recorded for each client and any documentation that was used to determine the basis on which to vote the specific item. Client requests for documentation will also be maintained by Smith Group in order to comply with current rules and regulations governing proxy voting.

APPENDIX G

Lord, Abbett & Co. LLC

PROXY VOTING POLICY AND GUIDELINES

LORD, ABBETT & CO. LLC

PROXY VOTING POLICIES AND PROCEDURES

Introduction

Under the Investment Advisers Act of 1940, as amended, Lord, Abbett & Co. LLC (“Lord Abbett” or “we”) acts as a fiduciary that owes each of its clients duties of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. This means that Lord Abbett is required to vote proxies in the manner we believe is in the best interests of each client, including the Lord Abbett Funds (the “Funds”) and their shareholders. We take a long-term perspective in investing our clients’ assets and employ the same perspective in voting proxies on their behalf. Accordingly, we tend to support proxy proposals that we believe are likely to maximize shareholder value over time, whether such proposals were initiated by a company or its shareholders.

Proxy Voting Process Overview

Lord Abbett has a Proxy Group within its Operations Department (the “Proxy Group”) that oversees proxy voting mechanics on a day-to-day basis and provides Lord Abbett’s Proxy Policy Committee (the “Proxy Policy Committee”) and Investment Department personnel with information regarding shareholder voting. The Proxy Policy Committee consists of Lord Abbett’s Chief Investment Officer, Director of Domestic Equity Portfolio Management, Director of International Equity, Director of Research, and General Counsel. Voting decisions are made by the Investment Department in accordance with these policies and procedures and are carried out by the Proxy Group.

Lord Abbett has retained an independent third party service provider (the “Proxy Advisor”) to analyze proxy issues and recommend how to vote on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.1 While Lord Abbett takes into consideration the information and recommendations of the Proxy Advisor, Lord Abbett votes all proxies based on its own proxy voting policies, including Lord Abbett’s conclusions regarding the best interests of the Funds, their shareholders and other advisory clients, rather than basing decisions solely on the Proxy Advisor’s recommendations.

Lord Abbett has implemented a three-pronged approach to the proxy voting process, which is described more fully below:

•	In cases where we deem any client’s position in a company to be material,[2] the relevant investment team is responsible for determining how to vote the security.

[1]	Lord Abbett currently retains RiskMetrics Group as the Proxy Advisor.
[2]	We presently consider a position in a particular company to be material if: (1) it represents more than 1% of any client’s portfolio holdings and all clients’ positions in the company together represent more than 1% of the company’s outstanding shares; or (2) all clients’ positions in the company together represent more than 5% of the company’s outstanding shares. For purposes of

Once a voting decision has been made, the investment team provides instructions to the Proxy Group, which is responsible for submitting Lord Abbett’s vote.

•

In cases where we deem all clients’ positions in a company to be non-material, the Chief Administrative Officer for the Investment Department is responsible for determining how to vote the security. The Chief Administrative Officer may seek guidance from the relevant investment team, the Proxy Policy Committee or any of its members, the Proxy Advisor, or other sources to determine how to vote. Once a voting decision has been made, the Chief Administrative Officer provides instructions to the Proxy Group, which is responsible for submitting Lord Abbett’s vote.

•

Lord Abbett has identified certain types of proxy proposals that it considers purely administrative in nature and as to which it will always vote in favor. The Proxy Group is authorized to vote in favor of such proposals without receiving instructions from the Investment Department, regardless of the materiality of any client’s position. Lord Abbett presently considers the following specific types of proposals to fall within this category: (1) proposals to change a company’s name; and (2) proposals regarding formalities of shareholder meetings (namely, changes to a meeting’s date, time, or location).

When multiple investment teams manage one or more portfolios that hold the same voting security, the investment team that manages the largest number of shares of the security will be considered to have the dominant position and Lord Abbett will vote all shares on behalf of all clients that hold the security in accordance with the vote determined by the investment team with the dominant position.

Conflicts of Interest

Lord Abbett is an independent, privately held firm with a singular focus on the management of money. Although Lord Abbett does not face the conflicts of interest inherent in being part of a larger financial institution, conflicts of interest nevertheless may arise in the proxy voting process. Such a conflict may exist, for example, when a client’s account holds shares of a company that also is a client of Lord Abbett. We have adopted safeguards designed to ensure that conflicts of interests are identified and resolved in our clients’ best interests rather than our own. Generally, when a potential conflict of interest arises, Lord Abbett adheres to its voting guidelines on the issue or, if the guidelines do not address the particular issue, we would follow the Proxy Advisor’s recommendation.

(continued from page 1) determining materiality, we exclude shares held by clients with respect to which Lord Abbett does not have authority to vote proxies. We also exclude shares with respect to which Lord Abbett’s vote is restricted or limited due to super-voting share structures (where one class of shares has super-voting rights that effectively disenfranchise other classes of shares), vote limitation policies, and other similar measures. This definition of materiality is subject to change at our discretion.

Lord Abbett maintains a list of all publicly held companies for which one of the Funds’ independent directors/trustees also serves on the board of directors or is a nominee for election to the board of directors. If a Fund owns stock in such a company and if Lord Abbett decides not to follow the Proxy Advisor’s recommendation concerning a proxy proposal involving the company, Lord Abbett will notify the related Fund’s Proxy Committee3 and seek voting instructions from the Committee. In these instances, if applicable, the independent director/trustee will abstain from any discussions by the Fund’s Proxy Committee regarding the company.

Lord Abbett also maintains a list of all publicly held companies (including any subsidiaries of such companies) that have a significant business relationship with Lord Abbett. A “significant business relationship” for this purpose means: (1) a broker dealer firm that is responsible for one percent or more of the Funds’ total dollar amount of shares sold for the last 12 months; (2) a firm that is a sponsor firm with respect to Lord Abbett’s separately managed account business; (3) an institutional account client that has an investment management agreement with Lord Abbett; (4) an institutional investor that, to Lord Abbett’s knowledge, holds at least $5 million in shares of the Funds; and (5) a retirement plan client that, to Lord Abbett’s knowledge, has at least $5 invested in the Funds. For proxy proposals involving such companies, Lord Abbett will notify the Funds’ Proxy Committees and seek voting instructions from the Committees only in those situations where Lord Abbett proposes not to follow the Proxy Advisor’s recommendations.

Proxy Voting Guidelines

A general summary of the guidelines that we normally follow in voting proxies appears below. These voting guidelines reflect our general views. We reserve the flexibility to vote in a manner contrary to our general views on particular issues if we believe doing so is in the best interests of our clients, including the Funds and their shareholders. Many different specific types of proposals may arise under the broad categories discussed below, and it is not possible to contemplate every issue on which we may be asked to vote. Accordingly, we will vote on proposals concerning issues not expressly covered by these guidelines based on the specific factors that we believe are relevant.

A.	Auditors – Auditors are responsible for examining, correcting, and verifying the accuracy of a company’s financial statements. Lord Abbett believes that companies normally are in the best position to select their auditors and, therefore, we generally support management’s recommendations concerning the ratification of the selection of auditors. However, we may evaluate such proposals on a case-by-case basis due

[3]	The boards of directors and trustees of the Funds have delegated oversight of proxy voting to separate Proxy Committees comprised solely of independent directors and/or trustees, as the case may be. Each Proxy Committee is responsible for, among other things: (1) monitoring Lord Abbett’s actions in voting securities owned by the related Fund; (2) evaluating Lord Abbett’s policies in voting securities; and (3) meeting with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

to concerns about impaired independence, accounting irregularities, or failure of the auditors to act in shareholders’ best economic interests, among other factors we may deem relevant.

B.	Directors

1.	Election of directors – The board of directors of a company oversees all aspects of the company’s business. Companies and, under certain circumstances, their shareholders, may nominate directors for election by shareholders. Lord Abbett believes that the independent directors currently serving on a company’s board of directors (or a nominating committee comprised of such independent directors) generally are in the best position to identify qualified director nominees. Accordingly, we normally vote in accordance with management’s recommendations on the election of directors. In evaluating a director nominee’s candidacy, however, Lord Abbett may consider the following factors, among others: (1) the composition of the board and its committees; (2) whether the nominee is independent of company management; (3) the nominee’s board meeting attendance; (4) the nominee’s history of representing shareholder interests on the company’s board or other boards; (5) the nominee’s investment in the company; (6) the company’s long-term performance relative to a market index; and (7) takeover activity. Lord Abbett may withhold votes for some or all of a company’s director nominees on a case-by-case basis.

2.	Majority voting – Under a majority voting standard, director nominees must be elected by an affirmative majority of the votes cast at a meeting. Majority voting establishes a higher threshold for director election than plurality voting, in which nominees who receive the most votes are elected, regardless of how small the number of votes received is relative to the total number of shares voted. Lord Abbett generally supports proposals that seek to adopt a majority voting standard.

3.	Board classification – A “classified” or “staggered” board is a structure in which only a portion of a company’s board of directors (typically one-third) is elected each year. A company may employ such a structure to promote continuity of leadership and thwart takeover attempts. Lord Abbett generally votes against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by such a structure. In evaluating a classified board proposal, Lord Abbett may consider the following factors, among others: (1) the company’s long-term strategic plan; (2) the extent to which continuity of leadership is necessary to advance that plan; and (3) the need to guard against takeover attempts.

4.

Separation of chairman and chief executive officer functions – Proponents of proposals for the separation of the roles of a company’s chairman and chief executive officer (“CEO”) seek to enhance board accountability and mitigate a company’s risk-taking behavior by asking that the role of the chairman of the company’s board of directors be filled by someone other than the company’s

CEO. We generally support separation of the chairman and CEO functions, although we may oppose such separation on a case-by-case basis if we believe that a company’s governance structure or business promotes good and successful business management through other means.

5.	Independent chairman – An independent director is one who serves on a company’s board but is not employed by the company or affiliated with it in any other capacity. We generally vote with management on proposals that call for an independent director to serve as the chairman of a company’s board of directors. We may vote for such proposals on a case-by-case basis, regardless of management opposition, if we believe that a company’s governance structure does not promote independent oversight through other means, such as a lead director, a board composed of a majority of independent directors, and/or independent board committees.

6.	Independent board and committee members – Lord Abbett believes that independent board and committee membership often helps to mitigate the inherent conflicts of interest that arise when a company’s executive officers also serve on its board and committees. Therefore, we generally support proposals seeking to impose a requirement that a majority of a company’s directors be independent. We also generally support proposals seeking to impose a requirement that a board’s audit, compensation, nominating, and/or other committees be composed exclusively of independent directors.

C.	Compensation and Benefits

1.	General – In the wake of recent corporate scandals and market volatility, shareholders increasingly have scrutinized the nature and amount of compensation paid by a company to its executive officers and other employees. Lord Abbett believes that because a company has exclusive knowledge of material information not available to shareholders regarding its business, financial condition, and prospects, the company itself usually is in the best position to make decisions about compensation and benefits. Accordingly, we generally vote with management on such matters. However, we may oppose management on a case-by-case basis if we deem a company’s compensation to be excessive or inconsistent with its peer companies’ compensation, we believe a company’s compensation measures do not foster a long- term focus among its executive officers and other employees, or we believe a company has not met performance expectations, among other reasons. Discussed below are some specific types of compensation-related proposals that we may encounter.

2.

Incentive compensation plans – An incentive compensation plan rewards an executive’s performance through a combination of cash compensation and stock awards. Incentive compensation plans are designed to align an executive’s compensation with a company’s long-term performance. As noted above, Lord Abbett believes that management generally is in the best position to assess executive compensation levels and, therefore, generally votes with management on proposals relating to incentive compensation plans. In evaluating such a proposal, however, Lord Abbett may consider the following factors, among others: (1) the executive’s expertise and the value he or she brings to the company; (2) the company’s performance, particularly during the executive’s tenure; (3) the percentage of overall compensation that consists of stock; (4) whether the incentive compensation plan has any potential to dilute the voting power or economic interests of other shareholders; (5) the features of the plan and costs associated with it; (6) whether the plan provides for repricing or replacement of underwater stock options; and (7) quantitative data from the Proxy Advisor regarding compensation ranges by industry and company size. We also scrutinize very closely the proposed repricing or replacement of underwater stock options, taking into consideration the stock’s volatility, management’s rationale for the repricing or replacement, the new exercise price, and any other factors we deem relevant.

3.	Say on pay – “Say on pay” proposals give shareholders a nonbinding vote on executive compensation. These shareholder proposals are designed to serve as a means of conveying to company management shareholder concerns, if any, about executive compensation. Lord Abbett believes that management generally is in the best position to assess executive compensation. Thus, we generally vote with management on say on pay proposals unless we believe that compensation has been excessive or direct feedback to management about compensation has not resulted in any changes.

4.	Pay for performance – “Pay for performance” proposals are shareholder proposals that seek to achieve greater alignment between executive compensation and company performance. Shareholders initiating these proposals tend to focus on board compensation committees’ accountability, the use of independent compensation consultants, enhanced disclosure of compensation packages, and perquisites given to executives. Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally follow management’s voting recommendations regarding pay for performance proposals. However, we may evaluate such proposals on a case-by-case basis if we believe a company’s long-term interests and its executives’ financial incentives are not properly aligned or if we question the methodology a company followed in setting executive compensation, among other reasons.

5.

Clawback provisions – A clawback provision allows a company to recoup or “claw back” incentive compensation paid to an executive if the company later determines that the executive did not actually meet applicable performance goals. For example, such provisions might be used when a company calculated an executive’s compensation based on inaccurate or fraudulent financial statements. Some clawback provisions are triggered only if the misalignment between compensation and performance is attributable to improper conduct on the part of the executive. Shareholder proponents of clawback proposals believe that they encourage executive accountability and mitigate a company’s risk-

taking behavior. Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally vote with management on clawback proposals. We may, however, evaluate such a proposal on a case-by-case basis due to concerns about the amount of compensation paid to the executive, the executive’s or the company’s performance, or accounting irregularities, among other factors we may deem relevant.

6.	Anti-gross-up policies – Tax “gross-ups” are payments by a company to an executive intended to reimburse some or all of the executive’s tax liability with respect to compensation, perquisites, and other benefits. Because the gross-up payment also is taxable, it typically is inflated to cover the amount of the tax liability and the gross-up payment itself. Critics of such payments argue that they often are not transparent to shareholders and can substantially enhance an executive’s overall compensation. Thus, shareholders increasingly are urging companies to establish policies prohibiting tax gross-ups. Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally vote with management on gross-up proposals. We may, however, evaluate such a proposal on a case-by-case basis due to concerns about the amount of compensation paid to the executive or the executive’s or the company’s performance, among other factors we may deem relevant.

7.	Severance agreements and executive death benefits – Severance or so-called “golden parachute” payments sometimes are made to departing executives after termination or upon a company’s change in control. Similarly, companies sometimes make executive death benefit or so-called “golden coffin” payments to an executive’s estate. Both practices increasingly are coming under shareholder scrutiny. While we generally vote with management on compensation matters, we scrutinize cases in which severance or executive death benefits are especially lucrative or are granted despite the executive’s or the company’s poor performance, and may vote against management on a case-by-case basis as we deem appropriate.

8.	Executive pay limits – Lord Abbett believes that a company’s flexibility with regard to its compensation practices is critical to its ability to recruit, retain, and motivate key talent. Accordingly, we generally vote with management on shareholder proposals that seek to impose limits on executive compensation.

9.	Employee stock purchase plans – Employee stock purchase plans permit employees to purchase company stock at discounted prices and, under certain circumstances, receive favorable tax treatment when they sell the stock. Lord Abbett generally follows management’s voting recommendation concerning employee stock purchase plans, although we generally do not support plans that are dilutive.

D.	Corporate Matters

1.	Charter amendments – A company’s charter documents, which may consist of articles of incorporation or a declaration of trust and bylaws, govern the company’s organizational matters and affairs. Lord Abbett believes that management normally is in the best position to determine appropriate amendments to a company’s governing documents. Some charter amendment proposals involve routine matters, such as changing a company’s name or procedures relating to the conduct of shareholder meetings. Lord Abbett believes that such routine matters do not materially affect shareholder interests and, therefore, we vote with management with respect to them in all cases. Other types of charter amendments, however, are more substantive in nature and may impact shareholder interests. We consider such proposals on a case-by-case basis to the extent they are not explicitly covered by these guidelines.

2.	Changes to capital structure – A company may propose amendments to its charter documents to change the number of authorized shares or create new classes of stock. We generally support proposals to increase a company’s number of authorized shares when the company has articulated a clear and reasonable purpose for the increase (for example, to facilitate a stock split, merger, acquisition, or restructuring). However, we generally oppose share capital increases that would have a dilutive effect. We also generally oppose proposals to create a new class of stock with superior voting rights.

3.	Reincorporation – We generally follow management’s recommendation regarding proposals to change a company’s state of incorporation, although we consider the rationale for the reincorporation and the financial, legal, and corporate governance implications of the reincorporation. We will vote against reincorporation proposals that we believe contravene shareholders’ interests.

4.

Mergers, acquisitions, and restructurings – A merger or acquisition involves combining two distinct companies into a single corporate entity. A restructuring involves a significant change in a company’s legal, operational, or structural features. After these kinds of transactions are completed, shareholders typically will own stock in a company that differs from the company whose shares they initially purchased. Thus, Lord Abbett views the decision to approve or reject a potential merger, acquisition, or restructuring as being equivalent to an investment decision. In evaluating such a proposal, Lord Abbett may consider the following factors, among others: (1) the anticipated financial and operating benefits; (2) the offer price; (3) the prospects of the resulting company; and (4) any expected changes in corporate governance and their impact on shareholder rights. We generally vote against management proposals to require a supermajority shareholder vote to approve mergers or other significant business combinations. We generally vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We also generally vote against charter amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of a company’s voting stock.

E.	Anti-Takeover Issues and Shareholder Rights

1.

Proxy access – Proxy access proposals advocate permitting shareholders to have their nominees for election to a company’s board of directors included in the company’s proxy statement in opposition to the company’s own nominees. Recently proposed amendments[4] to the U.S. Securities and Exchange Commission’s (the “SEC”) proxy rules would allow shareholders or groups of shareholders satisfying certain stock ownership and other eligibility requirements to include their director nominees on a company’s proxy ballot under certain limited circumstances. Proxy access initiatives enable shareholders to nominate their own directors without incurring the often substantial cost of preparing and mailing a proxy statement, making it less expensive and easier for shareholders to challenge incumbent directors. Lord Abbett supports such measures so long as they comport with the requirements set forth in the SEC’s proxy rules. However, we generally will vote with management on proposals that seek to allow proxy access subject to less stringent requirements.

2.	Shareholder rights plans – Shareholder rights plans or “poison pills” are a mechanism of defending a company against takeover efforts. Poison pills allow current shareholders to purchase stock at discounted prices or redeem shares at a premium after a takeover, effectively making the company more expensive and less attractive to potential acquirers. Companies may employ other defensive tactics in combination with poison pills, such as golden parachutes that take effect upon a company’s change in control and therefore increase the cost of a takeover. Because poison pills can serve to entrench management and discourage takeover offers that may be attractive to shareholders, we generally vote in favor of proposals to eliminate poison pills and proposals to require that companies submit poison pills for shareholder ratification. In evaluating a poison pill proposal, however, Lord Abbett may consider the following factors, among others: (1) the duration of the poison pill; (2) whether we believe the poison pill facilitates a legitimate business strategy that is likely to enhance shareholder value; (3) our level of confidence in management; (4) whether we believe the poison pill will be used to force potential acquirers to negotiate with management and assure a degree of stability that will support good long-range corporate goals; and (5) the need to guard against takeover attempts.

3.	Chewable pill provisions – A “chewable pill” is a variant of the poison pill that mandates a shareholder vote in certain situations, preventing management from automatically discouraging takeover offers that may be attractive to shareholders. We generally support chewable pill provisions that balance management’s and shareholders’ interests by including: (1) a redemption clause

[4]	As of the date of these policies and procedures, the SEC has not yet issued final rule amendments regarding proxy access.

allowing the board to rescind a pill after a potential acquirer’s holdings exceed the applicable ownership threshold; (2) no dead-hand or no-hand pills, which would allow the incumbent board and their approved successors to control the pill even after they have been voted out of office; (3) sunset provisions that allow shareholders to review and reaffirm or redeem a pill after a predetermined time frame; and (4) a qualifying offer clause, which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

4.	Anti-greenmail provisions – An anti-greenmail provision is a special charter provision that prohibits a company’s management from buying back shares at above market prices from potential acquirers without shareholder approval. We generally support such provisions, provided that they are not bundled with other measures that serve to entrench management or discourage attractive takeover offers.

5.	Fair price provisions – A fair price provision is a special charter provision that requires that all selling shareholders receive the same price from a buyer. Fair price provisions are designed to protect shareholders from inequitable two-tier stock acquisition offers in which some shareholders may be bought out on disadvantageous terms. We generally support such provisions, provided that they are not bundled with other measures that serve to entrench management or discourage attractive takeover offers.

6.	Rights to call special shareholder meetings – Proposals regarding rights to call special shareholder meetings normally seek approval of amendments to a company’s charter documents. Lord Abbett generally votes with management on proposals concerning rights to call special shareholder meetings. In evaluating such a proposal, Lord Abbett may consider the following factors, among others: (1) the stock ownership threshold required to call a special meeting; (2) the purposes for which shareholders may call a special meeting; (3) whether the company’s annual meetings offer an adequate forum in which shareholders may raise their concerns; and (4) the anticipated economic impact on the company of having to hold additional shareholder meetings.

7.	Supermajority vote requirements – A proposal that is subject to a supermajority vote must receive the support of more than a simple majority in order to pass. Supermajority vote requirements can have the effect of entrenching management by making it more difficult to effect change regarding a company and its corporate governance practices. Lord Abbett normally supports shareholders’ ability to approve or reject proposals based on a simple majority vote. Thus, we generally vote for proposals to remove supermajority vote requirements and against proposals to add them.

8.

Cumulative voting – Under cumulative or proportional voting, each shareholder is allotted a number of votes equal to the number of shares owned multiplied by the number of directors to be elected. This voting regime strengthens the voting power of minority shareholders because it enables shareholders to cast multiple votes for a single nominee. Lord Abbett believes that a shareholder or group of shareholders using this technique to elect a director may seek to have the director represent a narrow special interest rather than the interests of the broader shareholder population. Accordingly, we generally vote against cumulative voting proposals.

9.	Confidential voting – In a confidential voting system, all proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential. An open voting system, by contrast, gives management the ability to identify shareholders who oppose its proposals. Lord Abbett believes that confidential voting allows shareholders to vote without fear of retribution or coercion based on their views. Thus, we generally support proposals that seek to preserve shareholders’ anonymity.

F.	Social, Political, and Environmental Issues – Proposals relating to social, political, or environmental issues typically are initiated by shareholders and urge a company to disclose certain information or change certain business practices. Lord Abbett evaluates such proposals based on their effect on shareholder value rather than on their ideological merits. We generally follow management’s recommendation on social, political, and environmental proposals and tend to vote against proposals that are unduly burdensome or impose substantial costs on a company with no countervailing economic benefits to the company’s shareholders. Nonetheless, we pay particular attention to highly controversial issues, as well as instances where management has failed repeatedly to take corrective actions with respect to an issue.

G.	Share Blocking – Certain foreign countries impose share blocking restrictions that would prohibit Lord Abbett from trading a company’s stock during a specified period before the company’s shareholder meeting. Lord Abbett believes that in these situations, the benefit of maintaining liquidity during the share blocking period outweighs the benefit of exercising our right to vote. Therefore, it is Lord Abbett’s general policy to not vote securities in cases where share blocking restrictions apply.

Adopted: September 17, 2009

APPENDIX H

Martin Currie, Inc.

PROXY VOTING POLICY AND GUIDELINES

PROXY VOTING

Introduction

As a registered investment adviser, Martin Currie, Inc. (“Martin Currie”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognise that we must exercise voting rights in the best interests of our clients.

Martin Currie recognizes the importance of good corporate governance in ensuring that management and Boards of Directors fulfill their obligations to shareholders. As part of our investment process, we take into account the attitudes of management and Boards of Directors on corporate governance issues when deciding whether to invest in a company.

Martin Currie is a global investment manager, and invests significantly in emerging markets. It should be noted that protection for shareholders may vary significantly from jurisdiction to jurisdiction, and in some cases may be substantially less than in the U.S. or developed countries.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth the policy and procedures of Martin Currie, Inc. for voting proxies for our clients, including investment companies registered under the Investment Company Act of 1940, as amended.

Proxy Voting Policies

Our proxy voting is carried out by a third party, RiskMetrics. The way RiskMetrics vote on recommendations is based on their research and according to set guidelines (“RiskMetrics/NAPF guidelines”) agreed with Martin Currie. “NAPF” stands for National Association of Pension Funds. Where Martin Currie wishes the vote to be contrary to the RiskMetrics/NAPF guidelines, an instruction to do so will be given to RiskMetrics. Where we vote against the RiskMetrics/NAPF guidelines, evidence will be retained to show the reason why.

It is the general policy of the RiskMetrics/NAPF guidelines to support the management of the companies in which Martin Currie invests. Votes will therefore generally be cast in accordance with management’s proposals. However, Martin Currie reserves the right to depart from the RiskMetrics/NAPF guidelines in order to avoid voting decisions that we believe may be contrary to our clients’ best interests. Martin Currie has overall responsibility to ensure that we are voting in accordance with this Policy and in the interests of our clients.

Elections of Directors: In many instances, election of directors is a routine voting issue. Unless there is a proxy fight for seats on the board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favour of the management proposed slate of directors. Reasons why we would not vote in favour include where the election of insiders or affiliated outsiders would cause the board not to be deemed independent, where directors have adopted a poison pill without shareholder approval since the company’s last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption or where directors have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withheld votes out of those cast at the previous board election. Consideration would be given as to whether the directors have responded to shareholder actions that have received significant shareholder support. We may withhold votes for directors who fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares.

Appointment of Auditors: The selection of an independent accountant to audit a company’s financial statements is generally a routine business matter. Martin Currie believes that management remains in the best position to choose the accounting firm and will generally support management’s recommendation. Voting however would be on a case-by-case basis taking into account, amongst others, the following factors - the tenure of the audit firm, the establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price, the length of the rotation period and significant audit-related issues.

Changes in Capital Structure: Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Martin Currie will generally cast its votes in accordance with the company’s management on such proposals but this will be considered on a case-by-case basis.

Corporate Restructurings, Mergers and Acquisitions: Martin Currie would vote reorganizations/ restructurings on a case-by-case basis based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

Corporate Governance: Martin Currie recognizes the importance of good corporate governance in ensuring that management and the board of directors fulfil their obligations to the shareholders. We generally favour proposals promoting transparency and accountability within a company.

Social and Corporate Responsibility: Martin Currie recognizes the importance of supporting sound and responsible policies in relation to social, political and environmental issues. However, in the interests of shareholders, we reserve the right to vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

Executive Compensation: Martin Currie generally votes case-by-case. RiskMetrics applies a quantitative methodology. We would vote against a plan if the cost exceeds the allowable cap. We would vote for a plan if the cost is reasonable unless certain conditions apply, for example, the plan expressly permits repricing of underwater options without shareholder approval or the company’s most recent three year burn rate is excessive and it is an outlier within its peer group.

Proxy Voting Procedures

Proxy voting

RiskMetrics is responsible for voting on behalf of Martin Currie according to the RiskMetrics/NAPF guidelines. The Product and Sector Managers are responsible for ensuring that where they wish to vote contrary to the RiskMetrics/NAPF guidelines, they inform the Middle Office team. The Middle Office team will inform RiskMetrics of how we wish to vote in this specific instance. The Middle Office is responsible for ensuring that full and adequate records of proxy voting are kept including the Product and Sector Manager’s rationale for voting contrary to the RiskMetrics/NAPF guidelines.

Review of Proxy Voting Policies

The Chief Compliance Officer will ensure that an annual review is carried out of the Firm’s Proxy Voting Policy. The Risk & Compliance team overseen by the Chief Compliance Officer will also consider specific proxy voting matters as and when deemed necessary.

Conflicts of Interest

Martin Currie recognizes that there is a potential conflict of interest when we vote a proxy solicited by a company with whom we have any material business or personal relationship that may affect how we vote on the issuer’s proxy.

As a third party is voting according to set guidelines, a conflict of interest will not exist where the client is voted in accordance with those guidelines. However if a Product or Sector Manager requests that we vote contrary to our policy or the RiskMetrics/NAPF guidelines for a client with whom we have any material business or personal relationship, the matter will be referred to the Risk & Compliance team by the Middle Office team. We would consider a possible conflict of interest to exist where proxy votes are issued by existing clients or where Martin Currie holds a significant voting percentage of the company.

Proxies of Certain Non-U.S. Issuers

Proxy voting in certain countries requires “share blocking”. That is, shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Martin Currie has determined that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required we are likely to abstain from voting those shares.

Proxy Voting Record

Clients may obtain information on how Martin Currie voted with respect to their proxies by contacting our Client Services team at Martin Currie, Inc., Saltire Court, 20 Castle Terrace, Edinburgh, Scotland, EH1 2ES, tel. 011-44-131-229-5252, fax 011-44-131-222-2527, email clientservices@martincurrie.com

There is a summary of the proxy voting procedure contained in our Form ADV Part II document, which is made available to all clients at least annually.

Amended: May 2008

APPENDIX I

Lazard Asset Management LLC

PROXY VOTING POLICY AND GUIDELINES

PROXY VOTING POLICY OF

LAZARD ASSET MANAGEMENT LLC

AND

LAZARD ASSET MANAGEMENT (CANADA), INC.

A. Introduction

Lazard Asset Management LLC and Lazard Asset Management (Canada), Inc. (together, “Lazard”) provide investment management services for client accounts, including proxy voting services. As a fiduciary, Lazard is obligated to vote proxies in the best interests of its clients. Lazard has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with clients’ best interests, and within the framework of this Proxy Voting Policy (the “Policy”). Lazard has adopted this Policy in order to satisfy its fiduciary obligation and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended .

Lazard manages assets for a variety of clients, including individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, and investment companies and other collective investment vehicles. To the extent that proxy voting authority is delegated to Lazard, Lazard’s general policy is to vote proxies on a given issue the same for all of its clients. This Policy is based on the view that Lazard, in its role as investment adviser, must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and the votes that it casts on behalf of all its clients are intended to accomplish that objective. This Policy recognizes that there may be times when meeting agendas or proposals may create the appearance of a material conflict of interest for Lazard. When such a conflict may appear, Lazard will seek to alleviate the potential conflict by voting consistent with pre-approved guidelines or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source. More information on how Lazard handles conflicts is provided in Section F of this Policy.

B. Responsibility to Vote Proxies

Generally, Lazard is willing to accept delegation from its clients to vote proxies. Lazard does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients. Not all clients delegate proxy-voting authority to Lazard, however, and Lazard will not vote proxies, or provide advice to clients on how to vote proxies, in the absence of a specific delegation of authority or an obligation under applicable law. For example, securities that are held in an investment advisory account for which Lazard exercises no investment discretion, are not voted by Lazard, nor are shares that a client has authorized their custodian bank to use in a stock loan program which passes voting rights to the party with possession of the shares.

As discussed more fully in Section G of this Policy, there may be times when Lazard determines that it would be in the best interests of its clients to abstain from voting proxies.

November 2008

C. General Administration

1. Overview

Lazard’s proxy voting process is administered by its Proxy Operations Department (“ProxyOps”), which reports to Lazard’s Chief Operations Officer. Oversight of the process is provided by Lazard’s Legal and Compliance Department and by a Proxy Committee currently consisting of Managing Directors, portfolio managers and other investment personnel of Lazard. The Proxy Committee meets at least semi-annually to review this Policy and consider changes to it, as well as specific proxy voting guidelines (the “Approved Guidelines”), which are discussed below. Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of ProxyOps, any member of the Proxy Committee, or Lazard’s General Counsel or Chief Compliance Officer. A representative of Lazard’s Legal and Compliance Department must be present at all Proxy Committee meetings.

2. Role of Third Parties

To assist it in its proxy-voting responsibilities, Lazard currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. (“ISS”), one of the world’s largest providers of proxy-voting services. ISS provides Lazard with its independent analysis and recommendation regarding virtually every proxy proposal that Lazard votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.

ISS provides other proxy-related administrative services to Lazard. ISS receives on Lazard’s behalf all proxy information sent by custodians that hold securities of Lazard’s clients. ISS posts all relevant information regarding the proxy on its password-protected website for Lazard to review, including meeting dates, all agendas and ISS’ analysis. ProxyOps reviews this information on a daily basis and regularly communicates with representatives of ISS to ensure that all agendas are considered and proxies are voted on a timely basis. ISS also provides Lazard with vote execution, recordkeeping and reporting support services.

3. Voting Process

Lazard’s Proxy Committee has approved specific proxy voting guidelines regarding various common proxy proposals (the “Approved Guidelines”). As discussed more fully below in Section D of this Policy, depending on the proposal, an Approved Guideline may provide that Lazard should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis.

Where the Approved Guideline for a particular type of proxy proposal is to vote on a case-by case basis, Lazard believes that input from a portfolio manager or research analysts with knowledge of the issuer and its securities (collectively, “Portfolio Management”) is essential. Portfolio Management is, in Lazard’s view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issuer’s shares. Consequently, the Manager of ProxyOps seeks Portfolio Management’s recommendation on how to vote all such proposals. Similarly, with respect to certain Lazard strategies, as discussed more fully in Sections F and G below,

November 2008

the Manager of ProxyOps will consult with Portfolio Management to determine when it would be appropriate to abstain from voting.

In seeking Portfolio Management’s recommendation, the Manager of ProxyOps provides ISS’ recommendation and analysis. Portfolio Management provides the Manager of ProxyOps with its recommendation and the reasons behind it. ProxyOps will generally vote as recommended by Portfolio Management, subject to certain strategy- specific situations or situations where there may appear to be a material conflict of interest, in which case an alternative approach may be followed. (See Sections F and G below.) Depending on the facts surrounding a particular case-by-case proposal, or Portfolio Management’s recommendation on a case-by-case proposal, the Manager of ProxyOps may consult with Lazard’s Chief Compliance Officer or General Counsel, and may seek the final approval of the Proxy Committee regarding Portfolio Management’s recommendation. If necessary, and in cases where there is a possibility of a split vote among Portfolio Management teams as described in Section G.1. below, a meeting of the Proxy Committee will be convened to discuss the proposal and reach a final decision on Lazard’s vote.

Subject to certain strategy-specific situations, ProxyOps generally votes all routine proposals (described below) according to the Approved Guidelines. For non-routine proposals where the Approved Guideline is to vote for or against, ProxyOps will provide Portfolio Management with both the Approved Guideline, as well as ISS’ recommendation and analysis. Unless Portfolio Management disagrees with the Approved Guideline for the specific proposal, ProxyOps will generally vote the proposal according to the Approved Guideline. If Portfolio Management disagrees, however, it will provide its reason for doing so. All the relevant information will be provided to the Proxy Committee members for a final determination of such non-routine items. It is expected that the final vote will be cast according to the Approved Guideline, absent a compelling reason for not doing so, and subject to situations where there may be the appearance of a material conflict of interest or certain strategy-specific situations, in which case an alternative approach may be followed. (See Sections F and G, below.)

D. Specific Proxy Items

Shareholders receive proxies involving many different proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company’s name. Others are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues. Following are the Approved Guidelines for a significant proportion of the proxy proposals on which Lazard regularly votes. Of course, other proposals may be presented from time to time. Those proposals will be discussed with the Proxy Committee to determine how they should be voted and, if it is anticipated that they may re-occur, to adopt an Approved Guideline.

Certain strategy-specific considerations may result in Lazard voting proxies other than according to Approved Guidelines, not voting shares at all, issuing standing instructions to ISS on how to vote certain proxy matters or other differences from how Lazard votes or handles its proxy voting. These considerations are discussed in more detail in Section G, below.

November 2008

1. Routine Items

Lazard generally votes routine items as recommended by the issuer’s management and board of directors, and against any shareholder proposals regarding those routine matters, based on the view that management is in a better position to evaluate the need for them. Lazard considers routine items to be those that do not change the structure, charter, bylaws, or operations of an issuer in any way that is material to shareholder value. Routine items generally include:

•	routine election or re-election of directors;

•	appointment or election of auditors, in the absence of any controversy or conflict regarding the auditors;

•	issues relating to the timing or conduct of annual meetings; and

•	name changes.

2. Corporate Governance and Shareholder Rights Matters

Many proposals address issues related to corporate governance and shareholder rights. These items often relate to a board of directors and its committees, anti-takeover measures, and the conduct of the company’s shareholder meetings.

a. Board of Directors and Its Committees

Lazard votes in favor of provisions that it believes will increase the effectiveness of an issuer’s board of directors. Lazard believes that in most instances, a board and the issuer’s management are in the best position to make the determination how to best increase a board’s effectiveness. Lazard does not believe that establishing burdensome requirements regarding a board will achieve this objective. Lazard has Approved Guidelines to vote:

•	For the establishment of an independent nominating committee, audit committee or compensation committee of a board of directors;

•	For a requirement that a substantial majority (e.g. 2/3) of a US or UK company’s directors be independent;

•	On a case-by-case basis regarding the election of directors where the board does not have independent “key committees” or sufficient independence;

•	For proposals that a board’s committees be comprised solely of independent directors or consist of a majority of independent directors;

•

For proposals to limit directors’ liability; broaden indemnification of directors; and approve indemnification agreements for officers and directors, unless doing so would affect shareholder interests in a specific pending or threatened litigation; or for indemnification due to negligence in these cases voting is on a case-by-case basis;

November 2008

•	For proposals seeking to de-classify a board and Against proposals seeking to classify a board;

•	On a case-by-case basis on all proposals relating to cumulative voting;

•

Against shareholder proposals, absent a demonstrable need, proposing the establishment of additional committees; and on a case-by-case basis regarding the establishment of shareholder advisory committees.

•	Against shareholder proposals seeking union or special-interest representation on the board;

•	Against shareholder proposals seeking to establish term limits or age limits for directors;

•	On a case-by-case basis on shareholder proposals seeking to require that the issuer’s chairman and chief executive officer be different individuals;

•	Against shareholder proposals seeking to establish director stock-ownership requirements; and

•	Against shareholder proposals seeking to change the size of a board, requiring women or minorities to serve on a board, or requiring two candidates for each board seat.

b. Anti-takeover Measures

Certain proposals are intended to deter outside parties from taking control of a company. Such proposals could entrench management and adversely affect shareholder rights and the value of the company’s shares. Consequently, Lazard has adopted Approved Guidelines to vote:

•	Against proposals to adopt supermajority vote requirements, or increase vote requirements, for mergers or for the removal of directors;

•	On a case-by-case basis regarding shareholder rights plans (also known as “poison pill plans”) and For proposals seeking to require all poison pill plans be submitted to shareholder vote;

•	Against proposals seeking to adopt fair price provisions and For proposals seeking to rescind them;

•	Against “blank check” preferred stock; and

•	On a case-by-case basis regarding other provisions seeking to amend a company’s by-laws or charter regarding anti-takeover provisions.

c. Conduct of Shareholder Meetings

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Lazard generally opposes any effort by management to restrict or limit shareholder participation in shareholder meetings, and is in favor of efforts to enhance shareholder participation. Lazard has therefore adopted Approved Guidelines to vote:

•	Against proposals to adjourn meetings;

•	Against proposals seeking to eliminate or restrict shareholders’ right to call a special meeting;

•	For proposals providing for confidential voting;

•	Against efforts to eliminate or restrict right of shareholders to act by written consent;

•	Against proposals to adopt supermajority vote requirements, or increase vote requirements, and

•	On a case-by-case basis on changes to quorum requirements.

3. Changes to Capital Structure

Lazard receives many proxies that include proposals relating to a company’s capital structure. These proposals vary greatly, as each one is unique to the circumstances of the company involved, as well as the general economic and market conditions existing at the time of the proposal. A board and management may have many legitimate business reasons in seeking to effect changes to the issuer’s capital structure, including raising additional capital for appropriate business reasons, cash flow and market conditions. Lazard generally believes that these decisions are best left to management, absent apparent reasons why they should not be. Consequently, Lazard has adopted Approved Guidelines to vote:

•	For management proposals to increase or decrease authorized common or preferred stock (unless it is believed that doing so is intended to serve as an anti-takeover measure);

•	For stock splits and reverse stock splits;

•	On a case-by-case basis on matters affecting shareholder rights, such as amending votes-per-share;

•	On a case-by-case basis on management proposals to issue a new class of common or preferred shares;

•	For management proposals to adopt or amend dividend reinvestment plans;

•	Against changes in capital structure designed to be used in poison pill plans; and

•	On a case-by-case basis on proposals seeking to approve or amend stock ownership limitations or transfer restrictions.

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4. Stock Option Plans and Other Executive Compensation Issues

Lazard supports efforts by companies to adopt compensation and incentive programs to attract and retain the highest caliber management possible, and to align the interests of a board, management and employees with those of shareholders. Lazard favors programs intended to reward management and employees for positive, long-term performance. However, Lazard will evaluate whether it believes, under the circumstances, that the level of compensation is appropriate or excessive. Lazard has Approved Guidelines to vote:

•	On a case-by-case basis regarding all stock option plans;

•	Against restricted stock plans that do not involve any performance criteria;

•	For employee stock purchase plans;

•	On a case-by-case basis for stock appreciation rights plans;

•	For deferred compensation plans;

•	Against proposals to approve executive loans to exercise options;

•	Against proposals to re-price underwater options;

•

On a case-by-case basis regarding shareholder proposals to eliminate or restrict severance agreements, and For proposals to submit severance agreements to shareholders for approval; and Against proposals to limit executive compensation or to require executive compensation to be submitted for shareholder approval, unless, with respect to the latter submitting compensation plans for shareholder approval is required by local law or practice.

5. Mergers and Other Significant Transactions

Shareholders are asked to consider a number of different types of significant transactions, including mergers, acquisitions, sales of all or substantially all of a company’s assets, reorganizations involving business combinations and liquidations. Each of these transactions is unique. Therefore, Lazard’s Approved Guideline is to vote on each of these transactions on a case-by-case basis.

6. Social and Political Issues

Proposals involving social and political issues take many forms and cover a wide array of issues. Some examples are: adoption of principles to limit or eliminate certain business activities, or limit or eliminate business activities in certain countries; adoption of certain conservation efforts; reporting of charitable contributions or political contributions or activities; or the adoption of certain principles regarding employment practices or discrimination policies. These items are often presented by shareholders and are often opposed by the company’s management and its board of directors.

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Lazard generally supports the notion that corporations should be expected to act as good citizens, but, as noted above, is obligated to vote on social and political proposals in a way that it believes will most increase shareholder value. As a result, Lazard has adopted Approved Guidelines to vote on a case-by-case basis for most social and political issue proposals. Lazard will generally vote for the approval of anti-discrimination policies.

E. Voting Non-U.S. Securities

Lazard invests in non-U.S. securities on behalf of many clients. Laws and regulations regarding shareholder rights and voting procedures differ dramatically across the world. In certain countries, the requirements or restrictions imposed before proxies may be voted may outweigh any benefit that could be realized by voting the proxies involved. For example, certain countries restrict a shareholder’s ability to sell shares for a certain period of time if the shareholder votes proxies at a meeting (a practice known as “share blocking”). In other instances, the costs of voting a proxy (i.e., by being required to send a representative to the meeting) may simply outweigh any benefit to the client if the proxy is voted. Generally, the Manager of ProxyOps will consult with Portfolio Management to determine whether they believe it is in the interest of the clients to vote the proxies. In these instances, the Proxy Committee will have the authority to decide that it is in the best interest of its clients not to vote the proxies.

There may be other instances where Portfolio Management may wish to refrain from voting proxies (See Section G.1. below). Due to the nature of the strategy, a decision to refrain from voting proxies for securities held by the Korea Corporate Governance strategy managed by Lazard (“KCG”), certain Japanese securities or emerging market securities will generally be determined by Portfolio Management. (See Section G.1. below.)

F. Conflicts of Interest

1. Overview

Lazard is required to vote proxies in the best interests of its clients. It is essential, therefore, that material conflicts of interest or the appearance of a material conflict be avoided.

Potential conflicts of interest are inherent in Lazard’s organizational structure and in the nature of its business. Following are examples of situations that could present a conflict of interest or the appearance of a conflict of interest:

•

Lazard Frères & Co. LLC (“LF&Co.”), Lazard’s parent and a registered broker-dealer, or an investment banking affiliate has a relationship with a company the shares of which are held in accounts of Lazard clients, and has provided services to the company with respect to an upcoming significant proxy proposal (i.e., a merger or other significant transaction);

•	Lazard serves as an investment adviser for a company the management of which supports a particular proposal, and shares of the company are held in accounts of Lazard clients;

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•	Lazard serves as an investment adviser for the pension plan of an organization that sponsors a proposal; or

•	A Lazard employee who would otherwise be involved in the decision-making process regarding a particular proposal has a material relationship with the issuer or owns shares of the issuer.

2. General Policy and Consequences of Violations

All proxies must be voted in the best interest of each Lazard client, without any consideration of the interests of any other Lazard client (unrelated to the economic effect of the proposal being voted on share price), Lazard, LF&Co. or any of their Managing Directors, officers, employees or affiliates. ProxyOps is responsible for all proxy voting in accordance with this Policy after consulting with the appropriate member or members of Portfolio Management, the Proxy Committee and/or the Legal and Compliance Department. No other officers or employees of Lazard, LF&Co. or their affiliates may influence or attempt to influence the vote on any proposal. Doing so will be a violation of this Policy. Any communication between an officer or employee of LF&Co. and an officer or employee of Lazard trying to influence how a proposal should be voted is prohibited, and is a violation of this Policy. Violations of this Policy could result in disciplinary action, including letter of censure, fine or suspension, or termination of employment. Any such conduct may also violate state and Federal securities and other laws, as well as Lazard’s client agreements, which could result in severe civil and criminal penalties being imposed, including the violator being prohibited from ever working for any organization engaged in a securities business. Every officer and employee of Lazard who participates in any way in the decision-making process regarding proxy voting is responsible for considering whether they have a conflicting interest or the appearance of a conflicting interest on any proposal. A conflict could arise, for example, if an officer or employee has a family member who is an officer of the issuer or owns securities of the issuer. If an officer or employee believes such a conflict exists or may appear to exist, he or she should notify the Chief Compliance Officer immediately and, unless determined otherwise, should not continue to participate in the decision-making process.

3. Monitoring for Conflicts and Voting When a Material Conflict Exists

Lazard monitors for potential conflicts of interest when it is possible that a conflict could be viewed as influencing the outcome of the voting decision. Consequently, the steps that Lazard takes to monitor conflicts, and voting proposals when the appearance of a material conflict exists, differ depending on whether the Approved Guideline for the specific item is to vote for or against, or is to vote on a case-by-case basis.

a. Where Approved Guideline Is For or Against

Most proposals on which Lazard votes have an Approved Guideline to vote for or against. Generally, unless Portfolio Management disagrees with the Approved Guideline for a specific proposal, ProxyOps votes according to the Approved Guideline. It is therefore necessary to consider whether an apparent conflict of interest exists where Portfolio Management disagrees with the Approved Guideline. When that happens, the Manager of ProxyOps will use its best efforts to determine whether a conflict of interest or potential conflict of interest exists by inquiring whether the company itself, or the sponsor of the proposal is a Lazard client. If either is a Lazard client, the Manager of Proxy Ops will notify Lazard’s Chief Compliance Officer, who will determine whether an actual or potential conflict exists.

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If it appears that a conflict of interest exists, the Manager of ProxyOps will notify the Proxy Committee, who will review the facts surrounding the conflict and determine whether the conflict is material. Whether a conflict is “material” will depend on the facts and circumstances involved. For purposes of this Policy, the appearance of a material conflict is one that the Proxy Committee determines could be expected by a reasonable person in similar circumstances to influence or potentially influence the voting decision on the particular proposal involved.

If the Proxy Committee determines that there is no material conflict, the proxy will be voted as outlined in this Policy. If the Proxy Committee determines that a material conflict appears to exist, then the proposal will be voted according to the Approved Guideline.

b. Where Approved Guideline Is Case-by-Case

In situations where the Approved Guideline is to vote case-by-case and a material conflict of interest appears to exist, Lazard’s policy is to vote the proxy item according to the recommendation of an independent source, currently ISS. The Manager of ProxyOps will use his best efforts to determine whether a conflict of interest or a potential conflict of interest may exist by inquiring whether the sponsor of the proposal is a Lazard client. If the sponsor is a Lazard client, the Manager of Proxy Ops will notify Lazard’s Chief Compliance Officer, who will determine whether some other conflict or potential conflict exists.

If it appears that a conflict of interest exists, the Manager of ProxyOps will notify the Proxy Committee, who will review the facts surrounding the conflict and determine whether the conflict is material. There is a presumption that certain circumstances will give rise to a material conflict of interest or the appearance of such material conflict, such as LF&Co. having provided services to a company with respect to an upcoming significant proxy proposal (i.e., a merger or other significant transaction). If the Proxy Committee determines that there is no material conflict, the proxy will be voted as outlined in this Policy. If the Proxy Committee determines that a material conflict appears to exist, then the proposal will generally be voted according to the recommendation of ISS, however, before doing so, ProxyOps will obtain a written representation from ISS that it is not in a position of conflict with respect to the proxy, which could exist if ISS receives compensation from the proxy issuer on corporate governance issues in addition to the advice it provides Lazard on proxies. If ISS is in a conflicting position or if the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, Lazard will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation. If a recommendation for a third independent source is not available and ISS is not in a conflicting position, Lazard will follow the recommendation of ISS’ Proxy Advisor Service. In addition, in the event of a conflict that arises in connection with a proposal for a Lazard mutual fund, Lazard will either follow the procedures described above or vote shares for or against the proposal in proportion to shares voted by other shareholders.

G. Other Matters

1. Issues Relating to Management of Specific Lazard Strategies

Due to the nature of certain strategies managed by Lazard, specifically its emerging markets and KCG strategies, there may be times when Lazard believes that it may not be in the best interests of its clients to vote in accordance with the Approved Guidelines, or to vote proxies at all. In certain markets, the fact that Lazard is voting proxies may become public information,

November 2008

and, given the nature of those markets, may impact the price of the securities involved. With respect to the KCG strategy, Lazard may simply require more time to fully understand and address a situation prior to determining what would be in the best interests of shareholders. In these cases ProxyOps will look to Portfolio Management to provide guidance on proxy voting rather than vote in accordance with the Approved Guidelines.

Additionally, particularly with respect to certain Japanese securities, Lazard may not receive notice of a shareholder meeting in time to vote proxies for, or may simply be prevented from voting proxies in connection with, a particular meeting. Due to the compressed time frame for notification of shareholder meetings and Lazard’s obligation to vote proxies on behalf of its clients, Lazard may issue standing instructions to ISS on how to vote on certain matters.

Different strategies managed by Lazard may hold the same securities. However, due to the differences between the strategies and their related investment objectives (e.g., the KCG strategy and an emerging-markets strategy), one Portfolio Management team may desire to vote differently than the other, or one team may desire to abstain from voting proxies while the other may desire to vote proxies. In this event, Lazard would generally defer to the recommendation of the KCG team to determine what action would be in the best interests of its clients. However, under unusual circumstances, the votes may be split between the two teams. In such event, a meeting of the Proxy Committee will be held to determine whether it would be appropriate to split the votes.

2. Stock Lending

As noted in Section B above, Lazard does not vote proxies for securities that a client has authorized their custodian bank to use in a stock loan program, which passes voting rights to the party with possession of the shares. Under certain circumstances, Lazard may determine to recall loaned stocks in order to vote the proxies associated with those securities. For example, if Lazard determines that the entity in possession of the stock has borrowed the stock solely to be able to obtain control over the issuer of the stock by voting proxies, Lazard may determine to recall the stock and vote the proxies itself. However, it is expected that this will be done only in exceptional circumstances. In such event, Portfolio Management will make this determination and ProxyOps will vote the proxies in accordance with the Approved Guidelines.

H. Review of Policy

The Proxy Committee will review this Policy at least semi-annually to consider whether any changes should be made to it or to any of the Approved Guidelines. Questions or concerns regarding the Policy should be raised with Lazard’s General Counsel or Chief Compliance Officer.

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APPENDIX J

AllianceBernstein L.P.

PROXY VOTING POLICY AND GUIDELINES

Firm Policy

Statement of Policies and Procedures for

Proxy Voting

1.	Introduction

As a registered investment adviser, AllianceBernstein L.P. (“AllianceBernstein”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein’s investment groups investing on behalf of clients in both U.S. and non-U.S. securities.

2.	Proxy Policies

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to make voting decisions that are in our clients’ best interests. In reviewing proxy issues, we will apply the following general policies:

2.1.	Corporate Governance

AllianceBernstein’s proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to shareholders. We favor proposals promoting transparency and accountability within a company. We support the appointment of a majority of independent directors on key committees and generally support separating the positions of chairman and chief executive officer, except in cases where a company has sufficient counter-balancing governance in place. Because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we generally will support shareholder proposals which request that companies

Firm Policy

amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast. Furthermore, we have written to the SEC in support of shareholder access to corporate proxy statements under specified conditions with the goal of serving the best interests of all shareholders.

2.2.	Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. Therefore, we may withhold votes for directors (or vote against directors in non-U.S. markets) who fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. (We may vote against directors under these circumstances if the company has adopted a majority voting policy because, if a company has adopted such a policy, withholding votes from directors is not possible.) In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse, and we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement. Also, we will generally not withhold votes for directors who meet the definition of independence promulgated by the primary exchange on which the company’s shares are traded or set forth in the code we determine to be best practice in the country where the subject company is domiciled. Finally, because we believe that cumulative voting in single shareholder class structures provides a disproportionately large voice to minority shareholders in the affairs of a company, we will generally vote against such proposals and vote for management proposals seeking to eliminate cumulative voting. However, in dual class structures (such as A&B shares) where the shareholders with a majority economic interest have a minority voting interest, we will generally vote in favor of cumulative voting.

2.3.	Appointment of Auditors

AllianceBernstein believes that the company is in the best position to choose its auditors, so we will generally support management’s recommendation. However, we recognize that there are inherent conflicts when a company’s independent auditor performs substantial non-audit services for the company. The Sarbanes-Oxley Act of 2002 prohibits certain categories of services by auditors to U.S. issuers, making this issue less prevalent in the U.S. Nevertheless, in

Firm Policy

reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees and whether there are other reasons for us to question the independence or performance of the auditors.

2.4.	Changes in Legal and Capital Structure

Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with management’s recommendations on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition, or provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan. However, a satisfactory explanation of a company’s intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

2.5.	Corporate Restructurings, Mergers and Acquisitions

AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6.	Proposals Affecting Shareholder Rights

AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

2.7.	Anti-Takeover Measures

AllianceBernstein believes that measures that impede corporate transactions (such as takeovers) or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. Therefore, we will generally oppose proposals,

Firm Policy

regardless of whether they are advanced by management or shareholders, when their purpose or effect is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8.	Executive Compensation

AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefits offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that allow stock options to be granted with below market value exercise prices on the date of issuance or permit re-pricing of underwater stock options without shareholder approval. Other factors such as the company’s performance and industry practice will generally be factored into our analysis. We generally will oppose shareholder proposals to amend a company’s by-laws to give shareholders the right for advisory votes on executive compensation. We believe this by-law amendment is likely to put the company at a competitive disadvantage which, in turn, is likely to adversely affect the value of the company and our clients’ interests. However, in markets where votes to approve remuneration reports are required we review the reports on a case-by-case basis. With respect to companies that receive governmental assistance through government programs such as the Troubled Asset Relief Program or the Capital Assistance Program, we will generally oppose shareholder proposals that seek to impose greater executive compensation restrictions on subject companies than are required under TARP (or the other plan) because such restrictions could create a competitive disadvantage for the subject company. We believe the U.S. Securities and Exchange Commission (“SEC”) took appropriate steps to ensure more complete and transparent disclosure of executive compensation when it issued its modified executive compensation

Firm Policy

disclosure rules in 2006. Therefore, while we will consider them on a case-by-case basis, we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules. Finally, we will support requiring a shareholder vote on management proposals to provide severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control. Finally, we will support shareholder proposals requiring a company to expense compensatory employee stock options (to the extent the jurisdiction in which the company operates does not already require it) because we view this form of compensation as a significant corporate expense that should be appropriately accounted for.

2.9.	Social and Corporate Responsibility

AllianceBernstein will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company with no discernable benefits to shareholders. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3.	Proxy Voting Procedures

3.1.	Proxy Voting Committees

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management, interested shareholder groups and others as necessary to discuss proxy issues. Members of the committees include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

Firm Policy

3.2.	Conflicts of Interest

AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage or administer, who distributes AllianceBernstein-sponsored mutual funds, or with whom we have, or one of our employees has, a business or personal relationship that may affect (or may be reasonably viewed as affecting) how we vote on the issuer’s proxy. Similarly, AllianceBernstein may have a potentially material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted based solely on our clients’ best interests. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interest, including: (i) on an annual basis, the proxy committees taking reasonable steps to evaluate (A) the nature of AllianceBernstein’s and our employees’ material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and (B) any client that has sponsored or has a material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that he or she is aware of (including personal relationships) and any contact that he or she has had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the proxy committees take reasonable steps to verify that any third party research service is, in fact, independent taking into account all of the relevant facts and circumstances. This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make recommendations in an impartial manner and in the best interests of our clients.

Firm Policy

3.3.	Proxies of Certain Non-U.S. Issuers

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally choose not to vote those shares.

In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require AllianceBernstein to provide local agents with power of attorney prior to implementing AllianceBernstein’s voting instructions. Although it is AllianceBernstein’s policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

3.4.	Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

3.5.	Proxy Voting Records

Clients may obtain information about how we voted proxies on their behalf by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request for proxy voting information to: Chief Compliance Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

[ALTERNATIVE LANGUAGE FOR U.S. MUTUAL FUNDS]

Firm Policy

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, go to the Securities and Exchange Commission’s web site at www.sec.gov or call AllianceBernstein at (800) 227-4618.

APPENDIX K

Rexiter Capital Management Limited

PROXY VOTING POLICY AND GUIDELINES

Introduction

Rexiter Capital Management Limited (“Rexiter”) seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which Rexiter believes will maximize the monetary value of each portfolio’s holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. Rexiter takes the view that voting in a manner consistent with maximizing the value of our clients’ holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Rexiter has elected to delegate the management of the proxy voting process to its affiliate State Street Global Advisors (SSgA). Oversight of the proxy voting process is the responsibility of the SSgA Investment Committee (Investment Committee). The SSgA Investment Committee reviews and approves amendments to the Rexiter Proxy Voting Policy and delegates authority to vote in accordance with this policy to the SSgA Funds Management, Inc. (“FM”) Proxy Review Committee, a subcommittee of the SSgA Investment Committee. Rexiter retains the final authority and responsibility for voting. In addition to voting proxies, Rexiter:

1)	describes its proxy voting procedures to its clients in Part II of its Form ADV;

2)	provides the client with this written proxy policy, upon request;

3)	discloses to its clients how they may obtain information on how Rexiter voted the client’s proxies;

4)	matches proxies received with holdings as of record date;

5)	reconciles holdings as of record date and rectifies any discrepancies;

6)	generally applies its proxy voting policy consistently and keeps records of votes for each client;

7)	documents the reason(s) for voting for all non-routine items; and

8)	keeps records of such proxy voting available for inspection by the client or governmental agencies.

Process

The FM Manager of Corporate Governance is responsible for monitoring proxy voting on behalf of our clients and executing the day to day implementation of this Proxy Voting Policy. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate our proxy voting process, FM (on behalf of Rexiter) retains Institutional Shareholder Services (“ISS”) a firm with expertise in the proxy voting and corporate governance fields. ISS assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal. To assist ISS in interpreting and applying this Policy, we meet with ISS at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed. This guidance permits ISS to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions. If an issue raised by a proxy is not addressed by this Policy or our prior guidance to ISS, ISS refers the proxy to us for direction on voting. On issues that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with ISS to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM’s general positions on similar matters. The Manager of Corporate Governance is responsible, working with ISS, for submitting proxies in a timely manner and in accordance with our policy. The Manager of Corporate Governance works with ISS to establish and update detailed procedures to implement this policy.

All proxies received on behalf of Rexiter clients are forwarded to SSgA’s proxy voting firm. If (i) the request falls within one of the guidelines listed below, and (ii) there are no special circumstances relating to that company or proxy which come to our attention (as discussed below), the proxy is voted according to our guidelines.

From time to time, proxy votes will be solicited which fall into one of the following categories:

(i)	proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

(ii)	are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

These proxies are identified through a number of methods, including but not limited to notification from ISS, concerns of clients, review by internal proxy specialists, and questions from consultants. The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources. If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to ISS, we will weigh the issue along with other relevant factors before making an informed decision. In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients. As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio’s holdings. With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies. The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or the guidance to ISS, the FM Manager of Corporate Governance will refer the item to the Chairman of the Investment Committee for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of Rexiter or its affiliates (as explained in greater detail below under “Potential Conflicts”). If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed. If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision in our clients’ best interests. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a decision on voting the proxy. The Investment Committee will use the same rationale for determining the appropriate vote.

Rexiter reviews proxies of non-US issuers in the context of these guidelines. However, Rexiter also endeavors to show sensitivity to local market practices when voting these proxies, which may lead to different votes. For example, in certain foreign markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice. SSgA (on behalf of Rexiter) votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every foreign jurisdiction. In such a case, SSgA will be unable to vote such a proxy.

Voting

For most issues and in most circumstances, we abide by the following general guidelines. However, it is important to remember that these are simply guidelines. As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

I. Generally, SSgA votes for the following ballot items:

Board of Directors

•

Elections of directors who(i) we determine to be adequately independent of management and (ii) who do not simultaneously serve on an unreasonable (as determined by SSgA) number of other boards (other than those affiliated with the issues). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, or whether the nominee receives non-board related compensation from the issuer

•

Directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.

•

Proposals to limit directors’ liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office

•	Discharge of board members’ duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern

•

The establishment of annual elections of the board of directors unless the board is composed by a majority of independent directors, the board’s key committees (auditing, nominating and compensation) are composed of independent directors, and there are no other material governance issues or performance issues.

•	Mandates requiring a majority of independent directors on the Board of Directors

•	Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

•	Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

•	Elimination of cumulative voting

•	Establishment of confidential voting

Auditors

•

Approval of auditors, unless the fees paid to auditors are excessive; auditors’ fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors

•

Auditors’ compensation, provided the issuer has properly disclosed audit and non-audit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors

•	Discharge of auditors*

•	Approval of financial statements auditor reports and allocation of income

*	Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

*	Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

•	Requirements that auditors attend the annual meeting of shareholders

•	Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

•	Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

Capitalization

•	Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income

•

Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase

•	Capitalization changes which eliminate other classes of stock and/or unequal voting rights

•

Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies

•

Elimination of pre-emptive rights for share issuance of less than a certain percentage (country specific - ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)

Anti-Takeover Measures

•	Elimination of shareholder rights plans (“poison pill”)

•

Amendment to a shareholder rights plans (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)

•

Adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

•	Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

•	Mandates requiring shareholder approval of a shareholder rights plans (“poison pill”)

•	Repeals of various anti-takeover related provisions

Executive Compensation/Equity Compensation

•	Stock purchase plans with an exercise price of not less that 85% of fair market value

•

Stock option plans which are incentive based and not excessive dilutive. In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count. We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

•	Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet

•	Expansions to reporting of financial or compensation-related information, within reason

•	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

Routine Business Items

•

General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

•	Change in Corporation Name

•	Mandates that amendments to bylaws or charters have shareholder approval

Other

•	Adoption of anti-“greenmail” provisions, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders

(holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders

•	Repeals or prohibitions of “greenmail” provisions

•	“Opting-out” of business combination provision

II. Generally, SSgA votes against the following items:

Board of Directors

•	Establishment of classified boards of directors, unless 80% of the board is independent

•	Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

•	Limits to tenure of directors

•	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

•	Restoration of cumulative voting in the election of directors

•

Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer Elimination of Shareholders’ Right to Call Special Meetings

•	Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy

•	Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

•	Directors at companies where prior non-cash compensation was improperly “backdated” or “springloaded” where one of the following scenarios exists:

•	(i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

•

(i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

•	(i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

•	(i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Capitalization

•	Capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders

•	Capitalization changes that exceed 100% of the issuer’s current authorized capital unless management provides an appropriate rationale for such change

Anti-Takeover Measures

•	Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

•	Adjournment of Meeting to Solicit Additional Votes

•

Shareholder rights plans that do not include shareholder redemption failure (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

•	Adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”)

Executive Compensation/Equity Compensation

•	Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)

•	Reincorporation in a location which has more stringent anti-takeover and related provisions

•	Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other

•	Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature

•

Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

•	Proposals which require inappropriate endorsements or corporate actions

•	Proposals asking companies to adopt full tenure holding periods for their executives

•	Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

•	Elimination of Shareholders’ Right to Call Special Meetings

•	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered

•	“Other business as properly comes before the meeting” proposals which extend “blank check” powers to those acting as proxy

III. SSgA evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, SSgA uses its discretion in order to maximize shareholder value. SSgA, generally votes, as follows:

•	Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

•	Against offers when we believe that reasonable prospects exist for an enhanced bid or other bidders

•	Against offers where, at the time of voting, the current market price of the security exceeds the bid price

•	For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

•	For offers made at a premium where no other higher bidder exists

Protecting Shareholder Value

We at Rexiter agree entirely with the United States Department of Labor’s position that “where proxy voting decisions may have an effect on the economic value of the plan’s underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock” (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible. However, we use each piece of information we receive – whether from clients, consultants, the media, the issuer, ISS or other sources — as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients. We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

Through SSgA’s membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, Rexiter monitors “target” lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the FM Manager of Corporate Governance and the Proxy Review Committee as necessary.

As an active shareholder, Rexiter’s role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company’s value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process—especially the proxy voting process—as the most effective means by which to communicate our and our clients’ legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Potential Conflicts

As discussed above under Process, from time to time, Rexiter will review a proxy which may present a potential conflict of interest. As a fiduciary to its clients, Rexiter takes these potential conflicts very seriously. While Rexiter’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by Rexiter’s potential conflict, there are a number of courses Rexiter may take. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process: customers of Rexiter or its affiliates which are among the top 100 clients of Rexiter and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).

When the matter falls clearly within the policies set forth above or the guidelines previously provided by FM to ISS and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to ISS, or (ii) Rexiter determines that voting in accordance with such policies or guidance is not in the best interest of its clients, the Manager of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists. (These lists are updated quarterly.) If the issuer’s name appears on either list and the predetermined policy is not being followed, Rexiter will employ the services of a third party, wholly independent of Rexiter, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain situations the Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for Rexiter, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its clients. In such situations, the Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of Rexiter’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

Recordkeeping

In accordance with applicable law, Rexiter shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in Rexiter’s office:

1)	Rexiter’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)	a copy of each proxy statement Rexiter receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3)	a record of each vote cast by Rexiter (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

4)	a copy of any document created by Rexiter that was material in making its voting decision or that memorializes the basis for such decision; and

5)	a copy of each written request from a client, and response to the client, for information on how Rexiter voted the client’s proxies.

Disclosure of Client Voting Information

Any Rexiter client who wishes to receive information on how their proxies were voted should contact:

Rexiter Capital Management Limited

80 Cannon Street

London EC4N 6HL

Tel: (44) 20 7698 6404

Fax: (44) 20 7698 6410

APPENDIX L

Schroder Investment Management North America Inc.

PROXY VOTING POLICY AND GUIDELINES

PROXY VOTING & RELATED MATTERS

I.	Proxy Voting

Neither the Advisers Act nor ERISA contain regulations that provide specific guidance in this area. However, under the Advisers Act, the adviser is required to at all times act solely in the best interest of its clients. The DOL staff has gone further by issuing two letters in which it sets forth what it believes to be the proxy voting duties and obligations imposed on investment advisers by ERISA. They set forth specific duties to both the investment adviser and the Plan’s “named fiduciary” (the Plan trustees or other entity that appointed the adviser). As a result of these letters, the adviser and the named fiduciary have the following responsibilities:

A.	There must be a clear delineation of the proxy voting responsibilities between the adviser and the client.

B.	An adviser with proxy voting authority must take steps that are reasonable under the circumstances to verify that it has actually received all the proxies for which it has voting authority.

C.	The named fiduciary who has delegated proxy voting authority to the investment adviser may not decide how the proxies are to be voted. However, it must periodically monitor the adviser’s proxy voting activities.

D.	In voting proxies, investment advisers must act prudently, solely in the interest of Plan participants and beneficiaries, and for the exclusive purpose of providing benefits to them. An investment adviser must consider those factors that would affect the value of the Plan’s investments and may not subordinate the interests of Plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations. However, with respect to the related issue of making investment decisions, other DOL pronouncements emphasize that social considerations may be used in making investment decisions only to select among investments of equal risk and return.

E.	In order to enable the ERISA Plan to properly monitor SIM NA’s proxy voting, both SIM NA’s voting activities and the ERISA client’s monitoring activities must be documented. The ERISA client must be able to review periodically not only SIM NA’s proxy voting procedures but also the votes cast in specific cases.

In voting proxies, SIM NA will take into account the above stipulations and will follow these procedures with respect to all accounts, not just ERISA clients. The Proxy Committee reviews all proxy votes and set proxy policy. Documentation of all proxy voting and authorizations by portfolio managers will be kept on file.

In general, SIM NA does not take direction from its clients with respect to voting proxies.

Procedures and SIM NA’s Proxy Voting Policies can be found in the Operations Procedures.

II.	Tender Offers

With respect to the responsibilities of an adviser to an ERISA Plan in takeovers, a joint DOL/Department of the Treasury statement announced that ERISA does not require an adviser automatically to tender shares to capture any premium over market in these situations. Rather, the adviser must weigh the terms of any offer against the underlying intrinsic value of the company and the likelihood that the value will be realized by current management or by another offer.

In acting upon a tender offer, the adviser will continue to act in the best interests of the client, within the adviser’s obligations as a fiduciary.

III.	Class Actions

When class action notices are received on behalf of SIM NA clients, it is SIM NA’s policy to recommend that eligible clients participate. Generally, SIM NA or the client’s custodian will prepare any necessary documents required to participate in the class action. See the Operations Manual for Class action procedures.

APPENDIX M

Loomis, Sayles & Company, L.P.

PROXY VOTING POLICY AND GUIDELINES

Proxy Voting Policy

and Procedure Manual

JUNE 30, 2004

AMENDED

MARCH 31, 2005

MAY 16, 2005

MARCH 31, 2007

AUGUST 30, 2007

MARCH 31, 2008

June 25, 2008

Proxy Voting Policy and Procedure Manual

CONTENTS

1	GENERAL	M-6
Introduction
General Guidelines
Proxy Committee
Conflicts of Interest
Recordkeeping and Disclosure

2	PROPOSALS USUALLY VOTED FOR	M-9
Director Nominees in Uncontested Elections
Chairman and CEO are the Same Person
Election of CEO Director Nominees
Shareholder Ability to Remove Directors
Annual Election of Directors
Election of Mutual Fund Trustees
Shareholder Ability to Alter the Size of the Board
Independent Audit, Compensation and Nominating Committees
Ratifying Auditors
Cumulative Voting
Majority Voting
Fair Price Provisions
White Squire Placements
Equal Access
Stock Distributions: Splits and Dividends
Blank Check Preferred Authorization
Adjustments to Par Value of Common Stock
Share Repurchase Programs
OBRA-Related Compensation Proposals
Appraisal Rights
Changing Corporate Name
Confidential Voting
Golden and Tin Parachutes
Delivery of Electronic Proxy Materials

3	PROPOSALS USUALLY VOTED AGAINST	M-12
Shareholder Ability to Remove Directors
Staggered Director Elections

Proxy Voting Policy and Procedure Manual

Stock Ownership Requirements
Term of Office
Director and Officer Indemnification and Liability Protection
Shareholder Ability to Call Special Meetings
Shareholder Ability to Act by Written Consent
Unequal Voting Rights
Supermajority Shareholder Vote Requirements
Charitable and Political Contributions
Common Stock Authorization

4	PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE PROXY VOTING SERVICE	M-13
Compensation Plans
Stock Option Plans
Employee Stock Ownership Plans
401(k) Employee Benefit Plans
Executive Compensation Advisory Resolutions (“Say-on-Pay”)

5	PROPOSALS REQUIRING SPECIAL CONSIDERATION	M-14
Director Nominees in Contested Elections
Proxy Contest Defenses
Reimburse Proxy Solicitation Expenses
Tender Offer Defenses
Poison Pills

Proxy Voting Policy and Procedure Manual

Greenmail
Bundled Proposals
Shareholder Advisory Committees
Preemptive Rights
Debt Restructurings
Shareholder Proposals to Limit Executive and Director Pay State Takeover Statutes
Reincorporation Proposals
Mergers and Acquisitions
Corporate Restructuring
Spin-offs
Asset Sales
Liquidations
Environment and Social issues
Energy and Environment
Northern Ireland
Military Business
Maquiladora Standards and International Operations Policies
Third World Debt Crisis
Equal Employment Opportunity and Discrimination
Animal Rights
Product Integrity and Marketing
Human Resource Issues
Mutual Fund Investment Advisory Agreement
Mutual Fund Fundamental Investment Restrictions
Mutual Fund Distribution Agreements

Proxy Voting Policy and Procedure Manual

1.	GENERAL

A.	Introduction.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will vote proxies on behalf of a client if, in its investment management agreement (“IMA”) with Loomis Sayles, the client has delegated to Loomis Sayles the authority to vote proxies on its behalf. With respect to IMAs executed with clients prior to June 30, 2004, Loomis Sayles assumes that, the proxy voting authority assigned by Loomis Sayles at account setup is accurate unless the client or their representative has instructed Loomis Sayles otherwise. Loomis Sayles has adopted and implemented these policies and procedures (“Proxy Voting Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interest of clients, in accordance with Loomis Sayles’ fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. In addition to SEC requirements governing advisers, its Proxy Voting Procedures reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy Voting Service has a copy of Loomis Sayles’ Proxy Voting Procedures and provides vote recommendations and/or analysis to Loomis Sayles based on Loomis Sayles’ Procedures and the Proxy Voting Service’s own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

B.	General Guidelines.

The following guidelines will apply when voting proxies on behalf of accounts for which Loomis Sayles has voting authority.

1.	Client’s Best Interest. Loomis Sayles’ Proxy Voting Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. When considering the best interest of clients, Loomis Sayles has determined that this means the best investment interest of its clients as shareholders of the issuer. Loomis Sayles has established its Procedures to assist it in making its proxy voting decisions with a view to enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments. Loomis Sayles will vote against proposals that it believes could adversely impact the current or potential market value of the issuer’s securities during the expected holding period.

2.

Client Proxy Voting Policies. Rather than delegating proxy voting authority to Loomis Sayles, a client may (1) retain the authority to vote proxies on securities in its account, (2) delegate voting authority to another party or (3) instruct Loomis Sayles to vote proxies according to a policy that differs from that of Loomis Sayles. Loomis Sayles will honor any of these instructions if the client includes the instruction in writing in its IMA or in a written instruction from a person authorized under the IMA to give such instructions. If Loomis incurs additional costs or expenses in following any such

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instruction, Loomis may request payment of such additional costs or expenses from the client.

3.	Stated Policies. These policies identify issues where Loomis Sayles will (1) generally vote in favor of a proposal, (2) generally vote against a proposal, (3) generally vote as recommended by the proxy voting service and (4) specifically consider its vote for or against a proposal. However, these policies are guidelines and each vote may be cast differently than the stated policy, taking into consideration all relevant facts and circumstances at the time of the vote.

4.	Abstain from Voting. Our policy is to vote-not abstain from voting on issues presented unless the client’s best interest requires abstention. This may occur from time to time, for example, where the impact of the expected costs involved in voting exceeds the expected benefits of the vote such as where foreign corporations follow share-blocking practices or where proxy material is not available in English.

5.	Oversight. All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the client’s best interests.

6.	Availability of Procedures. Upon request, Loomis Sayles provides clients with a copy of its Proxy Voting Procedures, as updated from time to time. In addition, Loomis Sayles includes its Proxy Voting Procedures and/or a description of its Procedures on its public website, www.loomissayles.com, and in its Form ADV, Part II.

7.	Disclosure of Vote. Upon request, a client can obtain information from Loomis Sayles on how its proxies were voted. Any client interested in obtaining this information should contact its Loomis Sayles’s representatives.

8.	Disclosure to Third Parties. Loomis Sayles’ general policy is not to disclose to third parties how it (or its voting delegate) voted a client’s proxy except that for registered investment companies, Loomis Sayles makes disclosure as required by Rule 30(b)(1)-(4) under the Investment Company Act of 1940 and, from time to time at the request of client groups, Loomis may make general disclosure (not specific as to client) of its voting instructions.

C.	Proxy Committee.

1.

Proxy Committee. Loomis Sayles has established a Proxy Committee. The Proxy Committee is composed of representatives of the Equity Research department and the Legal & Compliance department and other employees of Loomis Sayles as needed. In

Proxy Voting Policy and Procedure Manual

the event that any member is unable to participate in a meeting of the Proxy Committee, his or her designee acts on his or her behalf. A vacancy in the Proxy Committee is filled by the prior member’s successor in position at Loomis Sayles or a person of equivalent experience. Each portfolio manager of an account that holds voting securities of an issuer or analyst covering the issuer or its securities may be an ad hoc member of the Proxy Committee in connection with the vote of proxies.

2.	Duties. The specific responsibilities of the Proxy Committee, include,

a.	to develop, authorize, implement and update these Proxy Voting Procedures, including

(i) annual review of these Procedures to ensure consistency with internal policies and regulatory agency policies,

(ii) annual review of existing voting guidelines and development of additional voting guidelines to assist in the review of proxy proposals, and

(iii) annual review of the proxy voting process and any general issues that relate to proxy voting;

b.	to oversee the proxy voting process, including;

(i) overseeing the vote on proposals according to the predetermined policies in the voting guidelines,

(ii) directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and

(iii) consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate;

c.	to engage and oversee third-party vendors, including Proxy Voting Services; and

d.	to develop and/or modify these Proxy Voting Procedures as appropriate or necessary.

3.	Standards.

a.	When determining the vote of any proposal for which it has responsibility, the Proxy Committee shall vote in the client’s best interest as described in section 1(B)(1) above. In the event a client believes that its other interests require a different vote, Loomis Sayles shall vote as the client instructs if the instructions are provided as required in section 1(B)(2) above.

b.	When determining the vote on any proposal, the Proxy Committee shall not consider any benefit to Loomis Sayles, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.

4.	Charter. The Proxy Committee may adopt a Charter, which shall be consistent with these Procedures. Any Charter shall set forth the Committee’s purpose, membership and operation and shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

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D.	Conflicts of Interest.

Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in these Proxy Voting Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy

Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

E.	Recordkeeping and Disclosure.

Loomis Sayles or its Proxy Voting Service will maintain records of proxies voted pursuant to Section 204-2 of the Advisers Act. The records include: (1) a copy of its Proxy Voting Procedures and its charter; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Loomis Sayles that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Loomis Sayles’ written response to any (written or oral) client request for such records.

Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Loomis Sayles.

Loomis Sayles will provide disclosure of its Proxy Voting Procedures as well as its voting record as required under applicable SEC rules.

2.	PROPOSALS USUALLY VOTED FOR

Proxies involving the issues set forth below generally will be voted FOR.

Director Nominees in Uncontested Elections:

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A. Vote for proposals involving routine matters such as election of Directors, provided that two-thirds of the directors would be independent and affiliated or inside nominees do not serve on any board committee.

B. Vote against nominees that are CFOs and, generally, against nominees that the Proxy Voting Service has identified as not acting in the best interest of shareholders. Vote against nominees that have attended less than 75% of board and committee meetings. Vote against affiliated or inside nominees who serve on a board committee or if two thirds of the board would not be independent. Vote against governance or nominating committee members if there is no independent lead or presiding director and if the CEO and chairman are the same person. Vote against audit committee members if auditor ratification is not proposed. A recommendation of the Proxy Voting Service will generally be followed when electing directors of foreign companies.

Chairman and CEO are the Same Person: Vote for proposals that would require the positions of chairman and CEO to be held by different persons.

Election of CEO Director Nominees: Vote for a CEO director nominee that sits on less than four U.S.-domiciled company boards and committees. Vote against a CEO director nominee that sits on four or more U.S.-domiciled boards and committees. Vote for a CEO director nominees of non-U.S.-domiciled companies that sit on more than 4 non-U.S.-domiciled company boards and committees.

Shareholder Ability to Remove Directors: Vote for proposals to restore shareholder ability to remove directors with or without cause and proposals that permit shareholders to elect directors to fill board vacancies.

Annual Election of Directors: Vote for proposals to repeal classified boards and to elect all directors annually.

Election of Mutual Fund Trustees: Vote for nominees that oversee less than 60 mutual fund portfolios. Review nominees on a case-by-case basis if the number of mutual fund portfolios over which a nominee has oversight is 60 or greater and the portfolios have a similar investment strategy.

Shareholder Ability to Alter the Size of the Board:

A. Vote for proposals that seek to fix the size of the board.

B. Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

Independent Audit, Compensation and Nominating Committees: Vote for proposals requesting that the board audit, compensation and/or nominating committees include independent directors exclusively.

Ratifying Auditors:

A. Generally vote for proposals to ratify auditors.

B. Vote against ratification of auditors where an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative

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of the company’s financial position. In general if the ratio of non-audit fees to audit fees is less than 1:1 or if non-audit fees are less than $500,000 we will generally vote for ratification. A recommendation of the Proxy Voting Service will generally be followed.

Cumulative Voting: Vote for proposals to permit cumulative voting.

Majority Voting: Vote for proposals to permit majority rather than plurality voting for the election of Directors/Trustees.

Fair Price Provisions:

A. Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

B. Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

White Squire Placements: Vote for shareholder proposals to require shareholder approval of blank check preferred stock issues.

Equal Access: Vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Stock Distributions: Splits and Dividends: Generally vote for management proposals to increase common share authorization, provided that the increase in authorized shares following the split or dividend is not greater than 100 percent of existing authorized shares.

Blank Check Preferred Authorization:

A. Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, and expressly states conversion, dividend, distribution and other rights.

B. Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

C. Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

Adjustments to Par Value of Common Stock: Vote for management proposals to reduce the par value of common stock.

Share Repurchase Programs: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

OBRA (Omnibus Budget Reconciliation Act)-Related Compensation Proposals:

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A. Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

B. Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162 (m) of OBRA.

C. Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

D. Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Appraisal Rights: Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name: Vote for changing the corporate name.

Confidential Voting: Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived. Vote for management proposals to adopt confidential voting.

Golden and Tin Parachutes:

A. Vote for shareholder proposals to have golden (top management) and tin (all employees) parachutes submitted for shareholder ratification.

B. Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Delivery of Electronic Proxy Materials: Vote for proposals to allow electronic delivery of proxy materials to shareholders.

3.	PROPOSALS USUALLY VOTED AGAINST

Proxies involving the issues set forth below generally will be voted AGAINST.

Shareholder Ability to Remove Directors:

A. Vote against proposals that provide that directors may be removed only for cause.

B. Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Staggered Director Elections: Vote against proposals to classify or stagger the board.

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Stock Ownership Requirements: Generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

Term of Office: Vote against shareholder proposals to limit the tenure of outside directors.

Director and Officer Indemnification and Liability Protection:

A. Proposals concerning director and officer indemnification and liability protection that limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care, or that would expand coverage beyond just legal expenses to acts, such as gross negligence, that are more serious violations of fiduciary obligations than mere carelessness.

B. Vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) only if the director’s legal expenses would be covered.

Shareholder Ability to Call Special Meetings: Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Shareholder Ability to Act by Written Consent: Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Unequal Voting Rights: Vote against dual class exchange offers and dual class recapitalizations.

Supermajority Shareholder Vote Requirements: Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Charitable and Political Contributions: Vote against shareholder proposals regarding charitable and political contributions.

Common Stock Authorization: Vote against proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company. A recommendation of the Proxy Voting Service will generally be followed.

4.	PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE PROXY VOTING SERVICE

Proxies involving compensation issues, not limited to those set forth below, generally will be voted as recommended by the proxy voting service but may, in the consideration of the Committee, be reviewed on a case-by-case basis.

Compensation Plans: Votes with respect to compensation plans generally will be voted as recommended by the Proxy Voting Service.

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Stock Option Plans: A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A. Vote against plans which expressly permit repricing of underwater options.

B. Vote against proposals to make all stock options performance based.

C. Vote against stock option plans that could result in an earnings dilution above the company specific cap considered by the Proxy Voting Service.

D. Vote for proposals that request expensing of stock options.

Employee Stock Ownership Plans (ESOPs): Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares). A recommendation of the Proxy Voting Service will generally be followed.

401(k) Employee Benefit Plans: Vote for proposals to implement a 401(k) savings plan for employees.

Executive Compensation Advisory Resolutions (“Say-on-Pay”): A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A. Vote for shareholder proposals to permit non-binding advisory votes on executive compensation.

B. Actual executive compensation advisory votes will be considered on a case-by-case basis.

5.	PROPOSALS REQUIRING SPECIAL CONSIDERATION

The Proxy Committee will vote proxies involving the issues set forth below generally on a case-by-case basis after review. Proposals on many of these types of matters will typically be reviewed with the analyst following the company before any vote is cast.

Director Nominees in Contested Elections: Votes in a contested election of directors or vote no campaign must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Proxy Contest Defenses: Generally, proposals concerning all proxy contest defenses should be evaluated on a case-by-case basis.

Reimburse Proxy Solicitation Expenses: Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

Tender Offer Defenses: Generally, proposals concerning the following tender offer defenses should be evaluated on a case-by-case basis.

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Poison Pills:

A. Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

B. Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill.

C. Review on a case-by-case basis management proposals to ratify a poison pill.

Greenmail:

A. Vote for proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

B. Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Bundled Proposals: Review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Shareholder Advisory Committees: Review on a case-by-case basis proposals to establish a shareholder advisory committee.

Preemptive Rights: Review on a case-by-case basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, look at the size of a company and the characteristics of its shareholder base.

Debt Restructurings: Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Consider the following issues: Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control - Will the transaction result in a change in control of the company? Bankruptcy – Loomis Sayles’ Corporate Actions Department is responsible for consents related to bankruptcies and debt holder consents related to restructurings.

Shareholder Proposals to Limit Executive and Director Pay:

A. Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

B. Review on a case-by-case basis (I) all shareholder proposals that seek to limit executive and director pay and (ii) all advisory resolutions on executive pay other than shareholder resolutions to permit such advisory resolutions. Vote against proposals to link all executive or director variable compensation to performance goals.

State Takeover Statutes: Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Proxy Voting Policy and Procedure Manual

Reincorporation Proposals: Proposals to change a company’s domicile should be examined on a case-by-case basis.

Mergers and Acquisitions: Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Corporate Restructuring: Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

Spin-offs: Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales: Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations: Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Environmental and Social Issues: Proxies involving social and environmental issues, not limited to those set forth below, frequently will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Committee, be reviewed on a case-by-case basis if the Committee believes that a particular proposal (i) could have a significant impact on an industry or issuer (ii) is appropriate for the issuer and the cost to implement would not be excessive, (iii) is appropriate for the issuer in light of various factors such as reputational damage or litigation risk or (iv) is otherwise appropriate for the issuer.

Energy and Environment: Proposals that request companies to file the CERES Principles.

Northern Ireland: Proposals pertaining to the MacBride Principles.

Military Business: Proposals on defense issues.

Maquiladora Standards and International Operations Policies: Proposals relating to the Maquiladora Standards and international operating policies.

Third World Debt Crisis: Proposals dealing with third world debt.

Equal Employment Opportunity and Discrimination: Proposals regarding equal employment opportunities and discrimination.

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Animal Rights: Proposals that deal with animal rights.

Product Integrity and Marketing: Proposals that ask companies to end their production of legal, but socially questionable, products.

Human Resources Issues: Proposals regarding human resources issues.

Mutual Fund Investment Advisory Agreement: Votes on mutual fund investment advisory agreements should be evaluated on a case-by-case basis.

Mutual Fund Fundamental Investment Restrictions: Votes on amendments to a mutual fund’s fundamental investment restrictions should be evaluated on a case-by-case basis.

Mutual Fund Distribution Agreements: Votes on mutual fund distribution agreements should be evaluated on a case-by-basis.

FORM N-1A

PART C. OTHER INFORMATION

To the Registration Statement of The Managers Funds (the “Registrant” or the “Trust”)

Item 28.	Exhibits.

Exhibit No.	Description

a.1	Declaration of Trust dated November 23, 1987. (1)

a.2	Amendment No. 1 to Declaration of Trust dated January 23, 1989. (13)

a.3	Amendment No. 2 to Declaration of Trust dated April 10, 1991. (13)

a.4	Amendment No. 3 to Declaration of Trust dated May 12, 1993. (2)

a.5	Amendment No. 4 to Declaration of Trust dated June 30, 1993. (2)

a.6	Amendment No. 5 to Declaration of Trust dated December 22, 1993. (13)

a.7	Amendment No. 6 to Declaration of Trust dated December 8, 1997. (3)

a.8	Amendment No. 7 to Declaration of Trust dated April 20, 1999. (6)

a.9	Amendment No. 8 to Declaration of Trust dated March 3, 2000. (5)

a.10	Amendment No. 9 to Declaration of Trust dated May 1, 2001. (13)

a.11	Amendment No. 10 to Declaration of Trust dated June 4, 2003. (13)

a.12	Amendment No. 11 to Declaration of Trust dated July 28, 2003. (13)

a.13	Amendment No. 12 to Declaration of Trust dated September 12, 2003. (13)

a.14	Amendment No. 13 to Declaration of Trust dated May 20, 2006. (15)

a.15	Amendment No. 14 to Declaration of Trust dated June 5, 2006. (15)

a.16	Amendment No 15 to Declaration of Trust dated as of November 30, 2008. (18)

b.	Amended and Restated By-Laws of the Trust. (18)

c.	Instruments defining the rights of security holders with respect to the Registrant are contained in the Declaration of Trust (with subsequent amendments) and Bylaws that are incorporated by reference hereto.

d.1	Fund Management Agreement between Registrant and Managers Investment Group LLC (formerly, The Managers Funds LLC) (“Managers”), dated as of April 1, 1999. (4)

d.2	Subadvisory Agreement between Managers and Loomis, Sayles & Company, L.P. with respect to Managers Bond Fund dated December 21, 2000. (6)

d.3	Subadvisory Agreement between Managers and Rexiter Capital Management Limited with respect to Managers Emerging Markets Equity Fund dated March 23, 2001. (6)

d.4	Subadvisory Agreement between Managers and Lazard Asset Management LLC with respect to Managers International Equity Fund dated September 15, 2003. (9)

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d.5	Subadvisory Agreement (as amended) between Managers and Essex Investment Management Company, LLC with respect to Managers Essex Large Cap Growth Fund (formerly, Managers Capital Appreciation Fund). (13)

d.6	Form of Subadvisory Agreement between Managers and Lord, Abbett and Co. LLC with respect to Managers Special Equity Fund. (17)

d.7	Subadvisory Agreement between Managers and Ranger Investment Management, L.P. with respect to Managers Special Equity Fund. (18)

d.8	Subadvisory Agreement between Managers and Federated MDTA LLC with respect to Managers Special Equity Fund. (18)

d.9	Subadvisory Agreement (as amended) between Managers and AllianceBernstein L.P. with respect to Managers International Equity Fund. (13)

d.10	Subadvisory Agreement between Managers and Martin Currie, Inc. with respect to Managers International Equity Fund. (18)

d.11	Subadvisory Agreement (as amended) between Managers and Loomis, Sayles & Company, L.P. with respect to Managers Global Bond Fund. (13)

d.12	Form of Subadvisory Agreement between Managers and Smith Asset Management Group, L.P. with respect to Managers Special Equity Fund. (17)

d.13	Subadvisory Agreement between Managers and Schroder Investment Management North America Inc. with respect to Managers Emerging Markets Equity Fund. (18)

d.14	Expense Limitation and Recoupment Agreement between Managers and The Managers Funds with respect to Managers International Equity Fund, Managers Emerging Markets Equity Fund and Managers Global Bond Fund. (18)

d.15	Expense Limitation and Recoupment Agreement between Managers and The Managers Funds with respect to Managers Bond Fund. (19)

d.16	Expense Limitation and Recoupment Agreement between Managers and The Managers Funds with respect to Managers AMG Essex Large Cap Growth Fund (formerly Managers Capital Appreciation Fund). (19)

e.1	Distribution Agreement between Registrant and Managers Distributors, Inc., dated as of April 1, 2001. (6)

f.	Not Applicable.

g.	Custodian Agreement between the Registrant and The Bank of New York Mellon, dated August 5, 2002. (7)

h.1	Administration and Shareholder Servicing Agreement between Managers and the Registrant dated April 1, 1999. (4)

h.2	License Agreement Relating to the Use of Name between the Registrant and Managers dated April 1, 1999. (4)

h.3	Transfer Agency Services Agreement between the Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.). (10)

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h.4	Form of Amendment to Transfer Agency Services Agreement between the Registrant and PNC Global Investment Servicing (U.S.) Inc. dated January 1, 2008. (17)

h.5	Service Agreement between the Registrant and JPMorgan Chase Bank, N.A. with respect to Managers Money Market Fund. (13)

h.6	Assignment Agreement among the Registrant, JPMorgan Chase Bank, N.A. and JPMorgan Distribution Services, Inc. relating to the Administrative Services Agreement between the Registrant and JPMorgan Chase Bank, N.A. (13)

h.7	Form of Assignment Agreement among the Registrant, on behalf of the Managers Money Market Fund, JPMorgan Distribution Services, Inc., and Managers relating to the Administrative Services Agreement between the Registrant and JPMorgan Distribution Services, Inc.. (17)

i.	Opinion and Consent of Shereff, Friedman, Hoffman & Goodman, LLP dated September 27, 1990. (1)

j.1	Consent of [PricewaterhouseCoopers LLP]. (to be filed by amendment)

j.2	Power of Attorney for the Trustees and Certain Officers of the Registrant. (17)

j.3	Powers of Attorney for the Trustees of JPMorgan Trust II. (18)

j.4	Powers of Attorney for Certain Officers of JPMorgan Trust II. (filed herewith)

k.	Not Applicable.

l.	Not Applicable.

m.	Form of Rule 12b-1 Plan with respect to R Shares of Managers Special Equity Fund and Managers International Equity Fund. (17)

n.	Rule 18f-3 Plan with respect to Managers Special Equity Fund and Managers International Equity Fund. (16)

o.	Reserved.

p.1	Code of Ethics of Registrant. (18)

p.2	Code of Ethics of Managers and Managers Distributors, Inc. (15)

p.3	Code of Ethics of Essex Investment Management Company, LLC. (17)

p.4	Code of Ethics of Lord, Abbett & Co. LLC. (17)

p.5	Code of Ethics of Lazard Asset Management LLC. (17)

p.6	Code of Ethics of Rexiter Capital Management Limited. (18)

p.7	Code of Ethics of Loomis, Sayles & Company, L.P. (to be filed by amendment)

p.8	Code of Ethics of Ranger Investment Management, L.P. (to be filed by amendment)

p.9	Code of Ethics of AllianceBernstein L.P. (16)

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p.10	Code of Ethics of Federated MDTA LLC. (18)

p.11	Code of Ethics of Martin Currie, Inc. (18)

p.12	Code of Ethics of J.P. Morgan Investment Management Inc. (12)

p.13	Code of Ethics of Smith Asset Management Group, L.P.. (16)

p.14	Code of Ethics of Schroder Investment Management North America Inc. (to be filed by amendment)

(1)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed September 28, 1990).
(2)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed November 5, 1993).
(3)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed April 29, 1998).
(4)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed April 1, 1999).
(5)	Filed as an exhibit to the Registrant’s Schedule 14C Information Statement, Registration Nos. 2-84012; 811-3752 (filed May 1, 2000).
(6)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 28, 2001).
(7)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed February 28, 2003).
(8)	Filed as an exhibit to the Registrant’s Schedule 14C Information Statement, Registration Nos. 2-84012; 811-03752 (filed July 30, 2003).
(9)	Filed as an exhibit to the Registrant’s Schedule 14C Information Statement, Registration Nos. 2-84012; 811-03752 (filed December 10, 2003).
(10)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 16, 2005).
(11)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed May 2, 2005).
(12)	Filed as an exhibit to the Registration Statement of JPMorgan Trust II on Form N-1A, Registration Nos. 002-95973 and 811-4236 (filed December 16, 2004).
(13)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 31, 2006).
(14)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed May 1, 2006).
(15)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 30, 2007).

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(16)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed April 30, 2007).
(17)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 28, 2008).
(18)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed March 31, 2009).
(19)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012; 811-3752 (filed April 30, 2009).

Item 29.	Persons Controlled by or Under Common Control with Registrant.

None.

Item 30.	Indemnification.

Sections 2.9(d) and (f), Article IV Sections 4.1-4.3 and Section 8.3(b) of the Registrant’s Declaration of Trust dated November 23, 1987 relate to the indemnification of Trustees, Officers and other persons by the

Trust and to the exemption from personal liability of such Trustees, Officers and other persons. These aforementioned Sections are reproduced below:

Section 2.9. Miscellaneous Powers.

The Trustee shall have the power to: (d) purchase, and pay out of the Trust Property, insurance policies insuring the Shareholders, Trustees, Officers, employees, agents, Investment Advisors, Distributors, selected dealers or independent contractors of the Trust against all claims arising by reason of holding any such position or by reason of any action taken or omitted by any such Person in such capacity, whether or not constituting negligence, or whether or not the Trust would have the power to indemnify such Person against such liability; (f) to the extent permitted by law, indemnify any Person with whom the Trust has dealings, including the Investment Advisor, Distributor, Transfer Agent and selected dealers, to such extent as the Trustees shall determine;

Article IV—Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, Officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any person, other than the Trust or its Shareholders, in connection with the Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person, and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any or proceeding to enforce any such liability of the Trust or any Series, he shall not, on account thereof, be held to any personal liability. The Trust or Series shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.

The rights accruing to a Shareholder under this Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

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Section 4.2. Non-liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office or for his failure to act in good faith in the reasonable belief that his action was in the best interests of the Trust. Notwithstanding anything in this Article IV or elsewhere in this Declaration to the contrary and without in any way increasing the liability of the Trustees beyond that otherwise provided in this Declaration, no Trustee shall be liable to the Trust or to any Shareholder, Trustee, officer, employee or agent for monetary damages for breach of fiduciary duty as a Trustee; provided that such provision shall not eliminate or limit the liability of a Trustee (i) for any breach of the Trustee’s duty of loyalty to the Trust or its Shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, or (iii) for any transaction from which the Trustee derived an improper personal benefit.

Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust or any Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or aid by him in connection with any claim, action, suit or proceeding in which he became involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or proceeding” shall apply to all claims, actions,

suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

(i) against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

(iii) in the event of a settlement involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A) by the court or other body approving the settlement or other disposition; or

(B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(C) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter by entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

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(D) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or any Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter), or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding. Section 8.3. Amendment Procedure. (b) No amendment may be made under this Section 8.3 which would change any rights with respect to any Shares of the Trust or of any Series by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any Series of Shares. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser Indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund.

Reference is made to the Distribution Agreement with Managers Distributors, Inc. and any amendments thereto attached as Exhibit e.1, which is incorporated herein by reference and discusses the rights, responsibilities and limitations with respect to indemnity and contribution.

Item 31.	Business and Other Connections of Investment Advisor.

Managers Investment Group LLC (f/k/a The Managers Funds LLC) (“Managers”), a registered investment adviser, serves as investment manager to the Trust. Managers is an independently-managed subsidiary of Affiliated Managers Group, Inc. (“AMG”) and AMG serves as its Managing Member. Managers serves as an investment manager to investment companies registered under the 1940 Act and to various separate accounts. Managers also provides non-discretionary back office, trading execution and support, administrative and/or marketing services to affiliated entities in connection with such entities’ provision of advisory services to or through various investment products and programs. The business and other

7

connections of the officers and directors of Managers Investment Group LLC, are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of this Form ADV is 801-56365.

Except for the Managers Money Market Fund, Managers hires Subadvisor(s) for each Fund of the Trust. The business and other connections of the officers and directors of each Subadvisor are listed in their respective Schedules A and D of their Forms ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file numbers of said Forms ADV are listed below.

Subadvisor	File Number	Funds
Essex Investment Management Company, LLC*	801-55496	Managers AMG Essex Large Cap Growth Fund
Lord, Abbett & Co. LLC	801-6997	Managers Special Equity Fund
Lazard Asset Management LLC	801-61701	Managers International Equity Fund
Rexiter Capital Management Limited	801-55470	Managers Emerging Markets Equity Fund
Loomis, Sayles & Company, L.P.	801-170	Managers Bond Fund; Managers Global Bond Fund
Ranger Investment Management, L.P.	801-62397	Managers Special Equity Fund
AllianceBernstein L.P.	801-56720	Managers International Equity Fund
Martin Currie, Inc.	801-14261	Managers International Equity Fund
Federated MDTA LLC	801-55094	Managers Special Equity Fund
Smith Asset Management Group, L.P.	801-50835	Managers Special Equity Fund
Schroder Investment Management North America Inc.	801-15834	Managers Emerging Markets Equity Fund

*	Essex is majority owned by AMG and is an affiliate of Managers and the Registrant.

Item 32.	Principal Underwriters.

(a) Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for Managers AMG Funds, Managers Trust I and Managers Trust II.

(b) The following information relates to the directors, officers and partners of Managers Distributors, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Funds
Nathaniel Dalton c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	Trustee

Daniel J. Shea c/o Affiliated Managers Group, Inc. 600 Hale Street	Director	None

8

Prides Crossing, Massachusetts 01965

John Kingston, III c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director and Secretary	None

John Streur c/o Managers Investment Group LLC 333 W. Wacker Drive, Suite 1200 Chicago, Illinois 60606	President	President and Trustee

Donald S. Rumery c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Treasurer	Treasurer and Chief Financial Officer; and Principal Accounting Officer

Keitha L. Kinne c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Vice President	Chief Operating Officer

(c) Not Applicable.

Item 33.	Location of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are kept by the Registrant, each Subadvisor, and the listed entities at the following offices:

(1)	At the offices of the Registrant at 800 Connecticut Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York, New York 11217 and at the offices of the Transfer Agent, PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

(2)	AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105-2708.

(3)	Essex Investment Management Company, LLC, 125 High Street, Boston, MA 02110.

(4)	Federated MDTA LLC, 125 High Street, 21st Floor, Boston, MA 02110.

(5)	J. P. Morgan Investment Management Inc., 245 Park Avenue, New York, NY 10167.

(6)	Lazard Asset Management LLC, 30 Rockefeller Plaza, 59th Floor, New York, NY 10036.

(7)	Loomis, Sayles & Company, L.P., One Financial Center, Boston, MA 02111.

(8)	Lord, Abbett & Co., LLC, 90 Hudson Street, 11th Floor, Jersey City, New Jersey 07302.

(9)	Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, TX 75201.

(10)	Rexiter Capital Management Limited, 80 Cannon Street, London, England EC4N 6HL.

(11)	Smith Asset Management Group, L.P., 100 Crescent Court, Suite 1150, Dallas, TX 75201.

(12)	Martin Currie, Inc., Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES.

(13)	Schroder Investment Management North America Inc., 875 Third Avenue, New York, New York 10022.

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

9

(a) The Registrant shall furnish to each person to whom a prospectus is delivered a copy of the Registrant’s latest annual report to shareholders, upon request and without charge.

(b) If requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, the Registrant will call a meeting of shareholders for the purpose of voting upon the removal of a trustee or trustees and the Registrant will assist communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

10

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, The Managers Funds has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 29th day of January, 2010.

THE MANAGERS FUNDS

By:	/S/ DONALD S. RUMERY
Donald S. Rumery
Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/S/ JACK W. ABER*	Trustee	January 29, 2010
Jack W. Aber

/S/ WILLIAM E. CHAPMAN, II*	Trustee	January 29, 2010
William E. Chapman, II

/S/ NATHANIEL DALTON*	Trustee	January 29, 2010
Nathaniel Dalton

/S/ EDWARD J. KAIER*	Trustee	January 29, 2010
Edward J. Kaier

/S/ STEVEN J. PAGGIOLI*	Trustee	January 29, 2010
Steven J. Paggioli

/S/ ERIC RAKOWSKI*	Trustee	January 29, 2010
Eric Rakowski

/S/ THOMAS R. SCHNEEWEIS*	Trustee	January 29, 2010
Thomas R. Schneeweis

/S/ JOHN STREUR*	Trustee and President	January 29, 2010
John Streur	(Principal Executive Officer)

/S/ DONALD S. RUMERY	Treasurer and	January 29, 2010
Donald S. Rumery	Chief Financial Officer
(Principal Accounting Officer)
(Principal Financial Officer)

*By:	/S/ DONALD S. RUMERY
Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference
Date: January 29, 2010

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, JPMorgan Trust II, on behalf of one of its series, the JPMorgan Liquid Assets Money Market Fund, certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 29th day of January, 2010.

JPMORGAN TRUST II

By:	/S/ GEORGE C.W. GATCH*
George C.W. Gatch
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/S/ WILLIAM J. ARMSTRONG*	Trustee	January 29, 2010
William J. Armstrong

/S/ JOHN F. FINN*	Trustee	January 29, 2010
John F. Finn

/S/ DR. MATTHEW GOLDSTEIN*	Trustee	January 29, 2010
Dr. Matthew Goldstein

/S/ ROBERT J. HIGGINS*	Trustee	January 29, 2010
Robert J. Higgins

/S/ FRANKIE HUGHES*	Trustee	January 29, 2010
Frankie Hughes

/S/ PETER C. MARSHALL*	Trustee	January 29, 2010
Peter C. Marshall

/S/ MARILYN MCCOY*	Trustee	January 29, 2010
Marilyn McCoy

/S/ PATRICIA A. MALESKI*	Treasurer and	January 29, 2010
Patricia A. Maleski	Principal Financial Officer

/S/ WILLIAM G. MORTON, JR.*	Trustee	January 29, 2010
William G. Morton, Jr.

/S/ ROBERT A. ODEN, JR.*	Trustee	January 29, 2010
Robert A. Oden, Jr.

/S/ FERGUS REID, III*	Trustee and Chairman	January 29, 2010
Fergus Reid, III

/S/ FREDERICK W. RUEBECK*	Trustee	January 29, 2010
Frederick W. Ruebeck

/S/ JAMES J. SCHONBACHLER*	Trustee	January 29, 2010
James J. Schonbachler

/S/ LEONARD M. SPALDING, JR.*	Trustee	January 29, 2010
Leonard M. Spalding, Jr.

/S/ GEORGE C.W. GATCH*	President	January 29, 2010
George C.W. Gatch

*By:	/S/ DONALD S. RUMERY
Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference for the Trustees and filed herewith for Certain Officers
Date: January 29, 2010

THE MANAGERS FUNDS

EXHIBIT INDEX

Exhibit No.	Description

j.4	Powers of Attorney for Certain Officers of JPMorgan Trust II